UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

July 31, 2013

1.929356.101

GUX-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 5.4%
AGL Energy Ltd.	9,488	$ 124,087
ALS Ltd.	6,463	49,321
Alumina Ltd. (a)	38,870	33,832
Amcor Ltd.	19,684	187,368
AMP Ltd.	50,182	203,880
APA Group unit	13,436	72,462
Asciano Ltd.	15,527	70,899
ASX Ltd.	3,196	99,684
Australia & New Zealand Banking Group Ltd.	45,901	1,227,841
Bendigo & Adelaide Bank Ltd.	6,425	61,678
BHP Billiton Ltd.	53,764	1,680,917
Boral Ltd.	12,924	49,255
Brambles Ltd.	26,457	215,930
Caltex Australia Ltd.	2,078	34,947
CFS Retail Property Trust unit	36,669	67,568
Coca-Cola Amatil Ltd.	9,719	112,257
Cochlear Ltd.	925	50,784
Commonwealth Bank of Australia	26,910	1,794,995
Computershare Ltd.	7,649	67,240
Crown Ltd.	6,640	76,395
CSL Ltd.	8,348	495,763
DEXUS Property Group unit	78,776	74,348
Echo Entertainment Group Ltd.	12,479	29,388
Federation Centres unit	24,320	51,152
Flight Centre Ltd.	951	38,765
Fortescue Metals Group Ltd.	25,628	84,311
Goodman Group unit	28,870	122,483
Harvey Norman Holdings Ltd.	9,966	23,828
Iluka Resources Ltd.	6,624	65,613
Incitec Pivot Ltd.	25,864	61,142
Insurance Australia Group Ltd.	33,939	177,240
Leighton Holdings Ltd.	2,769	41,117
Lend Lease Group unit	9,595	75,637
Macquarie Group Ltd.	4,996	197,095
Metcash Ltd.	15,866	49,201
Mirvac Group unit	58,671	86,488
National Australia Bank Ltd.	39,187	1,100,022
Newcrest Mining Ltd.	12,880	141,589
Orica Ltd.	6,240	101,408
Origin Energy Ltd.	18,741	201,302
Qantas Airways Ltd. (a)	20,664	23,403
QBE Insurance Group Ltd.	20,049	295,725
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	33,978	$ 138,657
Ramsay Health Care Ltd.	2,051	67,898
Rio Tinto Ltd.	7,372	381,080
Santos Ltd.	15,726	193,230
SEEK Ltd.	5,692	48,246
Sonic Healthcare Ltd.	6,062	77,973
SP AusNet unit	24,677	26,173
Stockland Corp. Ltd. unit	37,583	120,938
Suncorp-Metway Ltd.	21,748	250,608
Sydney Airport unit	845	2,727
Tabcorp Holdings Ltd.	13,836	40,667
Tatts Group Ltd.	24,168	69,298
Telstra Corp. Ltd.	73,082	327,792
The GPT Group unit	30,447	100,164
Toll Holdings Ltd.	11,472	54,961
Transurban Group unit	23,792	144,993
Treasury Wine Estates Ltd.	10,873	46,618
Wesfarmers Ltd.	16,821	613,249
Westfield Group unit	35,335	356,357
Westfield Retail Trust unit	51,393	139,046
Westpac Banking Corp.	51,930	1,441,861
Whitehaven Coal Ltd.	8,979	15,859
Woodside Petroleum Ltd.	11,040	373,017
Woolworths Ltd.	20,747	621,366
WorleyParsons Ltd.	3,341	66,157
TOTAL AUSTRALIA		15,537,295
Austria - 0.2%
Andritz AG	1,264	68,187
Erste Group Bank AG	4,403	133,727
IMMOFINANZ Immobilien Anlagen AG	15,143	61,988
OMV AG	2,352	104,086
Osterreichische Elektrizitatswirtschafts AG	923	18,204
Raiffeisen International Bank-Holding AG	870	26,441
Telekom Austria AG	3,580	24,885
Vienna Insurance Group AG	626	32,375
Voestalpine AG	1,756	67,315
TOTAL AUSTRIA		537,208
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	24,115	118,786
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.7%
Experian PLC	16,915	$ 317,275
Glencore Xstrata PLC	167,463	706,940
Petrofac Ltd.	4,394	87,766
Randgold Resources Ltd.	1,388	102,263
Shire PLC	9,357	341,357
Wolseley PLC	4,473	214,071
WPP PLC	21,140	381,664
TOTAL BAILIWICK OF JERSEY		2,151,336
Belgium - 0.8%
Ageas	3,811	152,581
Anheuser-Busch InBev SA NV	13,400	1,288,563
Belgacom SA	2,458	60,250
Colruyt NV	1,241	70,793
Delhaize Group SA	1,731	114,213
Groupe Bruxelles Lambert SA	1,418	115,393
KBC Groupe SA	3,845	154,223
Solvay SA Class A	992	134,346
Telenet Group Holding NV	881	42,656
UCB SA	1,790	103,171
Umicore SA	1,948	87,762
TOTAL BELGIUM		2,323,951
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	46,000	54,982
Cheung Kong Infrastructure Holdings Ltd.	10,000	69,047
China Gas Holdings Ltd.	44,000	49,755
China Resources Gas Group Ltd.	16,000	39,981
Cosco Pacific Ltd.	24,113	33,889
Credicorp Ltd. (NY Shares)	1,149	136,490
First Pacific Co. Ltd.	44,852	50,718
GOME Electrical Appliances Holdings Ltd. (a)	174,000	17,500
Haier Electronics Group Co. Ltd.	11,000	19,828
Kerry Properties Ltd.	10,500	43,188
Kunlun Energy Co. Ltd.	56,000	82,459
Li & Fung Ltd.	100,000	132,292
Nine Dragons Paper (Holdings) Ltd.	22,000	13,928
Noble Group Ltd.	66,000	46,481
NWS Holdings Ltd.	23,921	36,704
Orient Overseas International Ltd.	4,000	22,203
Seadrill Ltd.	6,361	272,994
Shangri-La Asia Ltd.	28,000	44,046
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	34,000	$ 24,594
Yue Yuen Industrial (Holdings) Ltd.	11,500	31,658
TOTAL BERMUDA		1,222,737
Brazil - 1.2%
All America Latina Logistica SA	7,100	27,450
Anhanguera Educacional Participacoes SA	6,900	41,829
Banco Bradesco SA	9,850	133,414
Banco do Brasil SA	9,200	91,421
Banco Santander SA (Brasil):
rights (a)	44,227	194
unit	16,600	99,032
BB Seguridade Participacoes SA	9,400	75,980
BM&F Bovespa SA	31,800	171,451
BR Malls Participacoes SA	6,500	57,611
BR Properties SA	3,100	25,682
Brasil Foods SA	10,700	227,944
CCR SA	15,200	119,263
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	9,436
Cetip SA - Mercados Organizado	3,700	37,302
Cia.Hering SA	2,200	29,509
Cielo SA	5,932	146,236
Companhia de Bebidas das Americas (AmBev)	2,400	90,462
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,800	59,491
Companhia de Saneamento de Minas Gerais	900	14,277
Companhia Siderurgica Nacional SA (CSN)	13,500	38,878
Cosan SA Industria e Comercio	2,100	39,821
CPFL Energia SA	4,800	44,416
Cyrela Brazil Realty SA	4,400	31,418
Drogasil SA	3,200	27,072
Duratex SA	5,240	29,997
Ecorodovias Infraestrutura e Logistica SA	3,100	21,809
Embraer SA	10,500	89,289
Energias do Brasil SA	4,000	20,707
Fibria Celulose SA (a)	3,800	42,308
Hypermarcas SA	5,400	39,080
JBS SA	13,800	38,532
Kroton Educacional SA	3,100	44,162
Localiza Rent A Car SA	2,380	33,905
Lojas Americanas SA	2,700	16,510
Lojas Renner SA	2,200	58,246
Common Stocks - continued
	Shares	Value
Brazil - continued
M. Dias Branco SA	700	$ 28,382
MPX Mineracao e Energia SA (a)	3,800	11,576
MPX Mineracao e Energia SA rights 8/8/13 (a)	814	164
MRV Engenharia e Participacoes SA	6,700	19,060
Multiplan Empreendimentos Imobiliarios SA	1,500	33,112
Multiplus SA	1,000	13,531
Natura Cosmeticos SA	3,000	60,425
Obrascon Huarte Lain Brasil SA	2,400	22,808
Odontoprev SA	4,300	17,623
OGX Petroleo e Gas Participacoes SA (a)	14,600	4,224
Petroleo Brasileiro SA - Petrobras (ON)	50,000	337,081
Porto Seguro SA	2,100	23,657
Qualicorp SA (a)	2,600	19,033
Souza Cruz SA	6,500	78,296
Sul America SA unit	1,553	9,299
Terna Participacoes SA unit	1,400	14,010
TIM Participacoes SA	14,600	54,270
Totvs SA	2,200	34,716
Tractebel Energia SA	2,500	39,889
Ultrapar Participacoes SA	5,500	130,548
Vale SA	21,900	297,779
Weg SA	3,300	40,502
TOTAL BRAZIL		3,364,119
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	3,023	85,972
Agrium, Inc.	2,541	215,581
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,330	142,804
AltaGas Ltd.	1,910	66,927
ARC Resources Ltd.	5,212	131,429
ATCO Ltd. Class I (non-vtg.)	1,335	60,505
Athabasca Oil Corp. (a)	4,652	32,656
Bank of Montreal	10,890	677,192
Bank of Nova Scotia	19,879	1,122,754
Barrick Gold Corp.	17,014	281,606
Baytex Energy Corp.	2,154	87,452
BCE, Inc.	4,241	175,693
Bell Aliant, Inc.	1,094	29,621
BlackBerry Ltd. (a)	7,564	66,790
Bombardier, Inc. Class B (sub. vtg.)	23,441	113,200
Bonavista Energy Corp.	3,218	40,354
Brookfield Asset Management, Inc. Class A	9,295	343,981
Common Stocks - continued
	Shares	Value
Canada - continued
Brookfield Properties Corp.	4,789	$ 81,083
CAE, Inc.	4,022	45,816
Cameco Corp.	6,671	135,485
Canadian Imperial Bank of Commerce	6,704	508,658
Canadian National Railway Co.	7,172	716,851
Canadian Natural Resources Ltd.	18,334	568,174
Canadian Oil Sands Ltd.	8,162	158,456
Canadian Pacific Railway Ltd.	2,926	359,319
Canadian Tire Ltd. Class A (non-vtg.)	1,334	109,788
Canadian Utilities Ltd. Class A (non-vtg.)	1,790	66,661
Catamaran Corp. (a)	3,405	179,350
Cenovus Energy, Inc.	12,659	374,926
CGI Group, Inc. Class A (sub. vtg.) (a)	3,363	116,237
CI Financial Corp.	2,741	82,809
Crescent Point Energy Corp.	6,441	244,258
Dollarama, Inc.	1,212	87,475
Eldorado Gold Corp.	11,703	92,407
Empire Co. Ltd. Class A (non-vtg.)	455	35,763
Enbridge, Inc.	12,818	568,704
Encana Corp.	12,083	211,991
Enerplus Corp.	3,293	53,510
Finning International, Inc.	2,696	58,010
First Capital Realty, Inc.	1,534	25,509
First Quantum Minerals Ltd.	9,488	152,421
Fortis, Inc.	3,383	106,355
Franco-Nevada Corp.	2,529	107,700
George Weston Ltd.	827	70,099
Gildan Activewear, Inc.	2,006	89,529
Goldcorp, Inc.	13,642	384,781
Great-West Lifeco, Inc.	4,718	136,657
H&R REIT/H&R Finance Trust	2,392	50,327
Husky Energy, Inc.	5,727	165,046
IGM Financial, Inc.	1,792	85,160
Imperial Oil Ltd.	4,881	209,430
Industrial Alliance Insurance and Financial Services, Inc.	1,551	62,396
Intact Financial Corp.	2,279	134,042
Keyera Corp.	1,288	72,056
Kinross Gold Corp.	18,234	94,800
Loblaw Companies Ltd.	1,891	90,233
Magna International, Inc. Class A (sub. vtg.)	3,931	300,633
Manulife Financial Corp.	30,491	537,029
MEG Energy Corp. (a)	2,563	78,280
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	1,529	$ 109,669
National Bank of Canada	2,679	206,083
New Gold, Inc. (a)	7,445	54,074
Onex Corp. (sub. vtg.)	1,443	68,701
Open Text Corp.	964	68,130
Pacific Rubiales Energy Corp.	5,381	104,623
Pembina Pipeline Corp.	4,959	155,322
Pengrowth Energy Corp.	8,372	48,255
Penn West Petroleum Ltd.	7,915	93,630
Peyto Exploration & Development Corp.	2,340	67,300
Potash Corp. of Saskatchewan, Inc.	14,504	420,815
Power Corp. of Canada (sub. vtg.)	5,764	165,720
Power Financial Corp.	4,163	130,714
RioCan (REIT)	2,361	55,950
Rogers Communications, Inc. Class B (non-vtg.)	6,151	245,777
Royal Bank of Canada	24,166	1,509,581
Saputo, Inc.	2,055	95,077
Shaw Communications, Inc. Class B	6,289	156,322
Shoppers Drug Mart Corp.	3,419	203,489
Silver Wheaton Corp.	6,019	138,418
SNC-Lavalin Group, Inc.	2,428	100,940
Sun Life Financial, Inc.	10,067	325,994
Suncor Energy, Inc.	25,502	805,954
Talisman Energy, Inc.	16,842	190,868
Teck Resources Ltd. Class B (sub. vtg.)	9,417	220,595
TELUS Corp. (a)	3,552	107,933
The Toronto-Dominion Bank	15,378	1,295,998
Thomson Reuters Corp.	6,353	216,488
Tim Hortons, Inc.	371	21,455
Tim Hortons, Inc. (Canada)	2,225	128,829
Tourmaline Oil Corp. (a)	2,693	103,803
TransAlta Corp.	4,201	57,876
TransCanada Corp.	11,820	540,077
Turquoise Hill Resources Ltd. (a)	7,547	30,200
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,212	483,598
Vermilion Energy, Inc.	1,571	84,263
Yamana Gold, Inc.	12,736	133,052
TOTAL CANADA		20,428,304
Cayman Islands - 0.9%
AAC Acoustic Technology Holdings, Inc.	12,500	58,184
Agile Property Holdings Ltd.	24,000	25,220
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Anta Sports Products Ltd.	13,000	$ 14,684
ASM Pacific Technology Ltd.	4,400	47,826
Belle International Holdings Ltd.	80,000	115,529
Bosideng International Holdings Ltd.	26,000	5,397
Chailease Holding Co. Ltd.	10,000	23,937
China Mengniu Dairy Co. Ltd.	23,000	92,082
China Resources Cement Holdings Ltd.	28,000	15,163
China Resources Land Ltd.	34,000	93,378
China Shanshui Cement Group Ltd.	30,000	11,953
China State Construction International Holdings Ltd.	28,000	44,623
Country Garden Holdings Co. Ltd.	75,638	42,717
Daphne Interl Holdings Ltd.	14,000	9,982
ENN Energy Holdings Ltd.	12,000	66,455
Evergrande Real Estate Group Ltd.	117,000	46,464
GCL-Poly Energy Holdings Ltd.	119,000	30,381
Geely Automobile Holdings Ltd.	65,000	27,155
Golden Eagle Retail Group Ltd. (H Shares)	14,000	20,579
Greentown China Holdings Ltd.	9,000	17,871
Hengan International Group Co. Ltd.	12,500	137,320
Intime Department Store Group Co. Ltd.	14,000	14,459
Kingboard Chemical Holdings Ltd.	13,400	29,476
Lee & Man Paper Manufacturing Ltd.	25,000	16,279
Longfor Properties Co. Ltd.	23,000	35,172
MGM China Holdings Ltd.	14,000	40,345
MStar Semiconductor, Inc.	3,000	23,754
Parkson Retail Group Ltd.	12,000	4,766
Sands China Ltd.	39,600	214,196
Shenzhou International Group Holdings Ltd.	8,000	22,642
Shimao Property Holdings Ltd.	25,000	52,672
Shui On Land Ltd.	57,503	17,201
Sino Biopharmaceutical Ltd.	44,000	31,998
SOHO China Ltd.	34,000	27,838
Tencent Holdings Ltd.	17,100	775,669
Tingyi (Cayman Islands) Holding Corp.	34,000	84,084
TPK Holding Co. Ltd.	4,295	50,475
Uni-President China Holdings Ltd.	14,000	12,762
Want Want China Holdings Ltd.	101,000	136,740
Wynn Macau Ltd.	24,000	68,080
Yingde Gases Group Co. Ltd.	13,000	11,834
Zhen Ding Technology Holding Ltd.	5,302	11,949
Zhongsheng Group Holdings Ltd. Class H	7,000	7,257
TOTAL CAYMAN ISLANDS		2,636,548
Common Stocks - continued
	Shares	Value
Chile - 0.3%
AES Gener SA	46,834	$ 30,533
Aguas Andinas SA	43,124	30,212
Banco de Chile	290,080	41,380
Banco de Credito e Inversiones	619	33,790
Banco Santander Chile	1,065,104	59,593
CAP SA	1,189	21,286
Cencosud SA	20,169	91,650
Colbun SA	149,464	38,540
Compania Cervecerias Unidas SA	1,663	22,476
Compania de Petroleos de Chile SA (COPEC)	7,445	96,639
CorpBanca SA	2,187,585	21,712
E-CL SA	5,997	9,278
Empresa Nacional de Electricidad SA	52,704	69,540
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,288	37,803
Empresas CMPC SA	20,018	58,435
Enersis SA	342,183	103,118
LATAM Airlines Group SA	4,202	56,596
SACI Falabella	12,214	124,790
Vina Concha y Toro SA	7,049	12,758
TOTAL CHILE		960,129
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	366,000	148,182
Air China Ltd. (H Shares)	30,000	20,308
Aluminum Corp. of China Ltd. (H Shares) (a)	60,000	18,454
Anhui Conch Cement Co. Ltd. (H Shares)	19,500	57,703
AviChina Industry & Technology Co. Ltd.	24,000	12,842
Bank Communications Co. Ltd. (H Shares)	155,000	100,927
Bank of China Ltd. (H Shares)	1,275,000	534,291
BBMG Corp. (H Shares)	24,000	15,101
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	23,567
BYD Co. Ltd. (H Shares) (a)	9,000	35,220
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	20,400	14,625
China BlueChemical Ltd. (H Shares)	20,000	9,232
China CITIC Bank Corp. Ltd. (H Shares)	137,000	63,416
China Coal Energy Co. Ltd. (H Shares)	70,000	37,367
China Communications Construction Co. Ltd. (H Shares)	67,000	51,229
China Communications Services Corp. Ltd. (H Shares)	32,000	20,795
China Construction Bank Corp. (H Shares)	1,215,000	907,067
China Cosco Holdings Co. Ltd. (H Shares) (a)	42,500	17,536
China International Marine Containers (Group) Ltd. (H Shares)	8,000	12,997
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	126,000	$ 302,235
China Longyuan Power Grid Corp. Ltd. (H Shares)	42,000	44,244
China Merchants Bank Co. Ltd. (H Shares)	67,000	112,652
China Minsheng Banking Corp. Ltd. (H Shares)	84,500	85,420
China National Building Materials Co. Ltd. (H Shares)	44,000	39,713
China Oilfield Services Ltd. (H Shares)	24,000	54,031
China Pacific Insurance Group Co. Ltd. (H Shares)	44,800	149,899
China Petroleum & Chemical Corp. (H Shares)	432,000	320,859
China Railway Construction Corp. Ltd. (H Shares)	34,000	34,589
China Railway Group Ltd. (H Shares)	65,000	34,949
China Shenhua Energy Co. Ltd. (H Shares)	58,500	168,962
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	20,604
China Southern Airlines Ltd. (H Shares)	26,000	9,621
China Telecom Corp. Ltd. (H Shares)	238,000	118,199
China Vanke Co. Ltd. (B Shares)	24,900	45,269
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	31,000	12,671
CITIC Securities Co. Ltd. (H Shares)	21,000	39,479
CSR Corp. Ltd. (H Shares)	30,000	19,998
Datang International Power Generation Co. Ltd. (H Shares)	42,000	18,954
Dongfeng Motor Group Co. Ltd. (H Shares)	44,000	59,003
Great Wall Motor Co. Ltd. (H Shares)	16,500	77,015
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,000	36,895
Guangzhou R&F Properties Co. Ltd. (H Shares)	18,000	27,990
Haitong Securities Co. Ltd. (H Shares) (a)	17,200	22,155
Huaneng Power International, Inc. (H Shares)	52,000	54,226
Industrial & Commercial Bank of China Ltd. (H Shares)	1,243,000	817,384
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	17,000	38,811
Jiangsu Expressway Co. Ltd. (H Shares)	22,000	22,863
Jiangxi Copper Co. Ltd. (H Shares)	26,000	43,850
New China Life Insurance Co. Ltd. (H Shares)	10,400	27,959
People's Insurance Co. of China Group	60,000	26,922
PetroChina Co. Ltd. (H Shares)	354,000	413,516
PICC Property & Casualty Co. Ltd. (H Shares)	58,601	65,283
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,000	207,128
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	28,000	26,463
Shanghai Electric Group Co. Ltd. (H Shares)	40,000	13,461
Shanghai Pharma Holding Co. Ltd. (H Shares)	10,000	20,785
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	7,396
Sinopharm Group Co. Ltd. (H Shares)	18,400	50,297
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	45,838
Weichai Power Co. Ltd. (H Shares)	8,400	27,835
Wumart Stores, Inc. (H Shares)	9,000	16,827
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,600	$ 13,104
Yanzhou Coal Mining Co. Ltd. (H Shares)	28,000	19,203
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	10,057
Zhejiang Expressway Co. Ltd. (H Shares)	28,000	23,792
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	15,898
Zijin Mining Group Co. Ltd. (H Shares)	110,000	23,544
ZTE Corp. (H Shares)	12,400	21,552
TOTAL CHINA		6,010,259
Colombia - 0.2%
Almacenes Exito SA	3,357	55,172
BanColombia SA	3,492	49,392
Cementos Argos SA	6,155	28,099
Cemex Latam Holdings SA	2,278	18,395
Corp. Financiera Colombiana SA	966	18,864
Corp. Financiera Colombiana SA (RFD) (a)	25	484
Ecopetrol SA	82,432	188,596
Grupo de Inversiones Suramerica SA	4,161	82,089
Interconexion Electrica SA ESP	5,906	25,061
Inversiones Argos SA	4,388	48,402
Isagen SA	15,857	22,763
TOTAL COLOMBIA		537,317
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	2,580	61,376
Komercni Banka A/S	277	53,967
Telefonica Czech Rep A/S	1,975	29,557
TOTAL CZECH REPUBLIC		144,900
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	9	66,678
Series B	22	172,569
Carlsberg A/S Series B	1,770	175,445
Coloplast A/S Series B	1,878	109,780
Danske Bank A/S (a)	10,769	198,499
DSV de Sammensluttede Vognmaend A/S	2,953	77,457
Novo Nordisk A/S Series B	6,816	1,156,444
Novozymes A/S Series B	3,767	129,124
TDC A/S	13,035	114,063
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	420	$ 38,109
William Demant Holding A/S (a)	434	38,225
TOTAL DENMARK		2,276,393
Egypt - 0.0%
Commercial International Bank Ltd.	8,423	42,657
Orascom Construction Industries SAE (a)	1,137	39,068
Orascom Telecom Holding SAE (a)	35,582	22,620
Talaat Moustafa Group Holding (a)	22,198	15,000
Telecom Egypt SAE	7,964	15,246
TOTAL EGYPT		134,591
Finland - 0.5%
Elisa Corp. (A Shares)	2,206	47,396
Fortum Corp.	7,479	147,753
Kesko Oyj	1,145	35,964
Kone Oyj (B Shares)	2,658	197,666
Metso Corp.	2,252	79,303
Neste Oil Oyj	1,944	28,164
Nokia Corp. (a)	63,066	249,327
Nokian Tyres PLC	1,963	87,197
Orion Oyj (B Shares)	1,501	36,722
Pohjola Bank PLC (A Shares)	2,196	37,804
Sampo Oyj (A Shares)	6,953	304,878
Stora Enso Oyj (R Shares)	9,139	67,781
UPM-Kymmene Corp.	8,713	97,193
Wartsila Corp.	3,018	136,590
TOTAL FINLAND		1,553,738
France - 6.4%
Accor SA	2,743	103,490
Aeroports de Paris	480	49,585
Air Liquide SA	4,474	593,889
Air Liquide SA (a)	745	98,893
Alstom SA	3,672	124,178
Arkema SA	1,015	101,745
Atos Origin SA	891	66,984
AXA SA	29,993	661,362
BIC SA	506	56,141
BNP Paribas SA	16,637	1,076,440
Bouygues SA	3,391	99,111
Bureau Veritas SA	3,564	105,780
Cap Gemini SA	2,474	135,436
Common Stocks - continued
	Shares	Value
France - continued
Carrefour SA	10,120	$ 310,595
Casino Guichard Perrachon SA	985	101,294
Christian Dior SA	907	160,602
CNP Assurances	2,816	47,653
Compagnie de St. Gobain	6,682	309,796
Compagnie Generale de Geophysique SA (a)	2,529	63,845
Credit Agricole SA (a)	16,905	161,430
Danone SA	9,538	753,719
Dassault Systemes SA	1,034	135,880
Edenred SA	3,508	112,402
EDF SA	3,306	97,001
EDF SA (a)	648	19,013
Essilor International SA	3,407	381,183
Eurazeo SA	567	36,437
Eutelsat Communications	2,433	68,020
Fonciere Des Regions	441	36,116
France Telecom SA	31,211	307,836
GDF Suez	22,238	466,545
Gecina SA	334	40,977
Groupe Eurotunnel SA	8,619	67,651
ICADE	442	39,885
Iliad SA	401	94,611
Imerys	630	41,613
JCDecaux SA	1,185	38,024
Kering SA	1,270	290,771
Klepierre SA	1,582	68,589
L'Oreal SA	3,433	575,225
L'Oreal SA (a)	597	100,032
Lafarge SA (a)	449	28,711
Lafarge SA (Bearer)	2,622	167,659
Lagardere S.C.A. (Reg.)	1,885	59,646
Legrand SA	4,082	211,518
LVMH Moet Hennessy - Louis Vuitton SA	4,235	769,890
Michelin CGDE Series B	3,070	308,273
Natixis SA	15,434	78,743
Pernod Ricard SA	3,542	421,733
Publicis Groupe SA	2,980	240,404
Remy Cointreau SA	418	43,275
Renault SA	3,260	256,617
Rexel SA	2,379	57,712
Safran SA	4,227	248,216
Sanofi SA	19,983	2,091,896
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	8,833	$ 702,826
SCOR SE	2,605	83,260
Societe Generale Series A	11,777	473,395
Sodexo SA	1,580	144,320
Suez Environnement SA	4,669	66,183
Technip SA	1,705	188,151
Thales SA	1,502	77,430
Total SA	35,573	1,895,630
Unibail-Rodamco	1,584	383,840
Vallourec SA	1,724	101,764
Veolia Environnement SA	5,663	76,238
VINCI SA	7,774	419,788
Vivendi SA	20,004	427,394
Wendel SA	544	62,876
Zodiac Aerospace	535	77,757
TOTAL FRANCE		18,364,924
Germany - 5.5%
adidas AG	3,497	389,857
Allianz AG	7,621	1,188,244
Axel Springer Verlag	643	33,532
BASF AG	15,354	1,361,610
Bayer AG	13,835	1,607,711
Bayerische Motoren Werke AG (BMW)	5,603	548,536
Beiersdorf AG	1,678	155,191
Brenntag AG	863	141,789
Celesio AG	1,644	37,181
Commerzbank AG (a)	16,303	139,415
Continental AG	1,849	291,242
Daimler AG (Germany)	16,090	1,117,786
Deutsche Bank AG	17,070	770,086
Deutsche Boerse AG	3,159	223,493
Deutsche Lufthansa AG (a)	3,939	78,866
Deutsche Post AG	15,128	424,045
Deutsche Telekom AG	47,116	573,404
E.ON AG	30,129	511,247
Fraport AG Frankfurt Airport Services Worldwide	653	42,328
Fresenius Medical Care AG & Co. KGaA	3,628	229,087
Fresenius SE & Co. KGaA	2,108	266,079
GEA Group AG	3,116	128,569
Hannover Reins Corp.	938	69,756
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement Finance AG	2,369	$ 181,973
Henkel AG & Co. KGaA	2,096	174,109
Hochtief AG	546	41,607
Hugo Boss AG	543	62,977
Infineon Technologies AG	18,109	159,822
K&S AG	2,990	73,688
Kabel Deutschland Holding AG	1,381	155,759
Lanxess AG	1,354	84,670
Linde AG	3,080	593,315
MAN SE	617	70,312
Merck KGaA	1,071	177,103
Metro AG	2,066	71,227
Muenchener Rueckversicherungs AG	2,997	594,869
OSRAM Licht AG (a)	1,518	59,171
RWE AG	7,941	238,912
SAP AG	15,371	1,126,256
Siemens AG	13,220	1,451,969
Suedzucker AG (Bearer)	1,406	45,892
Telefonica Deutschland Holding AG	4,000	27,373
Thyssenkrupp AG (a)	6,529	142,014
United Internet AG	1,717	56,100
Volkswagen AG	486	110,657
TOTAL GERMANY		16,028,829
Greece - 0.0%
Greek Organization of Football Prognostics SA	3,327	29,876
Hellenic Telecommunications Organization SA (a)	4,326	39,135
TOTAL GREECE		69,011
Hong Kong - 2.7%
AIA Group Ltd.	201,600	955,284
Bank of East Asia Ltd.	21,687	81,372
Beijing Enterprises Holdings Ltd.	9,000	60,169
BOC Hong Kong (Holdings) Ltd.	61,000	191,520
Cathay Pacific Airways Ltd.	17,000	31,477
Cheung Kong Holdings Ltd.	23,000	323,250
China Agri-Industries Holdings Ltd.	26,609	12,351
China Everbright International	32,000	29,171
China Everbright Ltd.	14,000	19,821
China Insurance International Holdings Co. Ltd. (a)	16,200	22,517
China Merchant Holdings International Co. Ltd.	18,493	57,823
China Mobile Ltd.	101,500	1,079,753
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Overseas Grand Oceans Group Ltd.	11,000	$ 13,063
China Overseas Land and Investment Ltd.	68,000	195,962
China Resources Enterprise Ltd.	20,000	61,762
China Resources Power Holdings Co. Ltd.	32,000	74,516
China Unicom Ltd.	82,000	120,666
CITIC Pacific Ltd.	26,000	28,227
CLP Holdings Ltd.	30,000	248,723
CNOOC Ltd.	301,000	544,006
Dah Chong Hong Holdings Ltd.	9,000	6,812
Far East Horizon Ltd.	31,000	20,185
Fosun International Ltd.	31,000	23,503
Franshion Properties China Ltd.	70,000	22,384
Fushan International Energy Group Ltd.	62,000	20,305
Galaxy Entertainment Group Ltd. (a)	35,000	184,351
Guangdong Investment Ltd.	38,000	30,770
Hang Lung Properties Ltd.	38,000	123,227
Hang Seng Bank Ltd.	12,600	192,844
Henderson Land Development Co. Ltd.	18,436	115,053
HKT Trust / HKT Ltd. unit	43,000	42,082
Hong Kong & China Gas Co. Ltd.	96,620	247,667
Hong Kong Exchanges and Clearing Ltd.	17,956	278,985
Hopewell Holdings Ltd.	8,000	25,375
Hutchison Whampoa Ltd.	36,000	406,390
Hysan Development Co. Ltd.	10,020	42,570
Lenovo Group Ltd.	100,000	91,160
Link (REIT)	37,828	185,101
MTR Corp. Ltd.	24,500	91,137
New World Development Co. Ltd.	60,604	88,613
New World Development Co. Ltd. rights (a)	670	0
PCCW Ltd.	61,000	27,764
Poly (Hong Kong) Investments Ltd.	32,000	17,371
Power Assets Holdings Ltd.	23,500	211,044
Shanghai Industrial Holdings Ltd.	8,000	24,859
Sino Land Ltd.	48,600	68,680
Sino-Ocean Land Holdings Ltd.	45,189	23,132
SJM Holdings Ltd.	33,000	82,717
Sun Art Retail Group Ltd.	41,000	56,989
Sun Hung Kai Properties Ltd.	26,333	351,419
Swire Pacific Ltd. (A Shares)	12,000	141,575
Swire Properties Ltd.	18,800	55,268
Wharf Holdings Ltd.	25,000	215,167
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	16,000	$ 83,346
Yuexiu Property Co. Ltd.	66,000	16,680
TOTAL HONG KONG		7,765,958
Hungary - 0.0%
Magyar Telekom PLC	8,429	11,576
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	733	55,055
OTP Bank PLC	3,402	68,492
TOTAL HUNGARY		135,123
India - 1.3%
ACC Ltd.	699	13,480
Adani Enterprises Ltd. (a)	5,076	14,597
Aditya Birla Nuvo Ltd.	252	4,825
Ambuja Cements Ltd.	10,412	28,658
Apollo Hospitals Enterprise Ltd.	1,125	17,343
Asian Paints India Ltd.	4,820	40,204
Axis Bank Ltd.	4,997	84,950
Bajaj Auto Ltd.	1,295	41,172
Bank of Baroda	1,438	13,271
Bank of India	1,387	4,210
Bharat Heavy Electricals Ltd.	8,657	22,519
Bharat Petroleum Corp. Ltd.	2,882	15,332
Bharti Airtel Ltd.	9,514	53,859
Cairn India Ltd.	7,601	36,865
Canara Bank (a)	1,035	4,658
Cipla Ltd.	5,971	39,277
Coal India Ltd.	9,340	43,212
Dabur India Ltd.	8,093	21,464
Divi's Laboratories Ltd.	789	12,145
DLF Ltd.	6,217	15,304
Dr. Reddy's Laboratories Ltd.	1,684	62,857
GAIL India Ltd.	4,596	22,748
Godrej Consumer Products Ltd.	2,150	28,179
HCL Technologies Ltd.	3,274	50,440
HDFC Bank Ltd.	25,343	254,038
Hero Motocorp Ltd.	537	16,055
Hindalco Industries Ltd.	18,451	27,318
Hindustan Unilever Ltd.	13,371	134,589
Housing Development Finance Corp. Ltd.	24,471	321,877
ICICI Bank Ltd.	7,038	105,110
Idea Cellular Ltd. (a)	9,842	27,324
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	7,637	$ 374,816
Infrastructure Development Finance Co. Ltd.	15,879	28,572
ITC Ltd.	37,605	211,152
Jaiprakash Associates Ltd.	20,985	12,466
Jindal Steel & Power Ltd. (a)	7,028	23,074
JSW Steel Ltd. (a)	1,442	13,409
Kotak Mahindra Bank Ltd.	4,759	51,015
Larsen & Toubro Ltd.	5,113	71,177
LIC Housing Finance Ltd. (a)	3,677	10,012
Lupin Ltd.	1,772	25,366
Mahindra & Mahindra Ltd.	5,450	81,622
Mundra Port and SEZ Ltd.	5,684	11,699
NTPC Ltd.	19,534	41,954
Oil & Natural Gas Corp. Ltd.	13,615	65,038
Oil India Ltd.	1,877	15,952
Piramal Enterprises Ltd.	1,061	9,690
Power Finance Corp. Ltd.	2,492	4,427
Power Grid Corp. of India Ltd.	16,276	27,040
Ranbaxy Laboratories Ltd. (a)	2,322	10,932
Reliance Capital Ltd.	1,117	6,298
Reliance Communication Ltd. (a)	7,409	16,996
Reliance Industries Ltd.	21,625	309,885
Reliance Infrastructure Ltd. (a)	2,459	13,799
Reliance Power Ltd. (a)	12,443	14,926
Rural Electrification Corp. Ltd.	4,073	10,608
Sesa Goa Ltd.	6,349	13,339
Shriram Transport Finance Co. Ltd.	2,137	22,208
Siemens India Ltd.	750	6,308
Smithkline Beecham Consumer Healthcare Ltd.	200	15,354
State Bank of India	2,111	59,263
Sterlite Industries (India) Ltd.	23,291	28,721
Sun Pharmaceutical Industries Ltd.	9,940	92,336
Tata Consultancy Services Ltd.	8,020	239,262
Tata Motors Ltd.	12,172	58,092
Tata Power Co. Ltd.	14,991	21,690
Tata Steel Ltd.	5,982	21,203
Tech Mahindra Ltd. (a)	932	19,087
Titan Industries Ltd.	3,831	16,582
Ultratech Cemco Ltd.	510	15,392
Unitech Ltd. (a)	18,169	4,911
United Breweries Ltd. (a)	1,205	13,667
United Spirits Ltd. (a)	1,450	56,823
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	7,467	$ 53,014
Wockhardt Ltd. (a)	449	3,456
Zee Entertainment Enterprises Ltd. (a)	7,288	29,593
TOTAL INDIA		3,830,106
Indonesia - 0.6%
PT Adaro Energy Tbk	182,000	12,396
PT Astra Agro Lestari Tbk	5,500	8,322
PT Astra International Tbk	341,000	215,665
PT Bank Central Asia Tbk	206,500	208,961
PT Bank Danamon Indonesia Tbk Series A	55,500	28,081
PT Bank Mandiri (Persero) Tbk	160,000	138,555
PT Bank Negara Indonesia (Persero) Tbk	125,500	52,203
PT Bank Rakyat Indonesia Tbk	188,500	151,314
PT Bumi Resources Tbk	176,500	8,758
PT Bumi Serpong Damai Tbk	105,000	16,142
PT Charoen Pokphand Indonesia Tbk	128,500	53,763
PT Global Mediacom Tbk	128,000	28,645
PT Gudang Garam Tbk	7,500	30,905
PT Indo Tambangraya Megah Tbk	5,000	11,773
PT Indocement Tunggal Prakarsa Tbk	26,000	52,746
PT Indofood Sukses Makmur Tbk	76,000	48,066
PT Indofood Sukses Makmur Tbk	17,000	18,526
PT Indosat Tbk	20,000	9,730
PT Jasa Marga Tbk	39,500	20,562
PT Kalbe Farma Tbk	384,000	53,429
PT Lippo Karawaci Tbk	367,500	45,770
PT Media Nusantara Citra Tbk	67,500	20,360
PT Perusahaan Gas Negara Tbk Series B	189,500	108,786
PT Semen Gresik (Persero) Tbk	48,500	71,730
PT Tambang Batubbara Bukit Asam Tbk	13,500	13,070
PT Telkomunikasi Indonesia Tbk Series B	153,000	177,004
PT Unilever Indonesia Tbk	25,000	77,354
PT United Tractors Tbk	29,500	48,222
PT XL Axiata Tbk	33,500	14,668
TOTAL INDONESIA		1,745,506
Ireland - 0.3%
Bank of Ireland (a)	346,753	78,132
CRH PLC	12,361	259,766
Elan Corp. PLC (a)	8,312	127,110
James Hardie Industries PLC CDI	7,902	65,629
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	2,509	$ 154,209
Ryanair Holdings PLC sponsored ADR	570	29,366
TOTAL IRELAND		714,212
Isle of Man - 0.0%
Genting Singapore PLC	106,000	110,517
Israel - 0.3%
Bank Hapoalim BM (Reg.)	16,940	81,182
Bank Leumi le-Israel BM (a)	19,161	64,407
Bezeq Israeli Telecommunication Corp. Ltd.	33,791	54,573
Delek Group Ltd.	77	21,734
Israel Chemicals Ltd.	7,881	62,976
Israel Corp. Ltd. (Class A) (a)	53	24,908
Mellanox Technologies Ltd. (a)	635	28,792
Mizrahi Tefahot Bank Ltd. (a)	2,254	24,070
NICE Systems Ltd.	866	33,519
Teva Pharmaceutical Industries Ltd.	10,353	411,465
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,838	152,369
TOTAL ISRAEL		959,995
Italy - 1.3%
Assicurazioni Generali SpA	19,528	384,750
Atlantia SpA	5,520	104,719
Banca Monte dei Paschi di Siena SpA (a)(d)	101,413	27,712
Enel Green Power SpA	29,126	64,748
Enel SpA	110,149	366,928
ENI SpA	42,536	939,499
EXOR SpA	970	31,900
Fiat Industrial SpA	14,195	174,774
Fiat SpA (a)	15,291	121,851
Finmeccanica SpA (a)(d)	6,363	33,251
Intesa Sanpaolo SpA	195,527	370,930
Luxottica Group SpA	2,764	146,436
Mediobanca SpA	9,140	56,103
Pirelli & C SpA	3,748	49,263
Prysmian SpA	3,635	73,891
Saipem SpA	4,172	89,081
Snam Rete Gas SpA	33,702	159,076
Telecom Italia SpA	164,308	112,717
Terna SpA	26,076	116,212
Common Stocks - continued
	Shares	Value
Italy - continued
UniCredit SpA	73,004	$ 397,419
Unione di Banche Italiane SCPA	13,854	58,831
TOTAL ITALY		3,880,091
Japan - 14.9%
ABC-MART, Inc.	400	18,057
ACOM Co. Ltd. (a)	630	19,432
Advantest Corp.	2,400	31,400
AEON Co. Ltd.	10,100	139,054
AEON Financial Service Co. Ltd.	1,100	32,098
AEON Mall Co. Ltd.	1,870	46,640
Air Water, Inc.	3,000	44,061
Aisin Seiki Co. Ltd.	3,100	123,164
Ajinomoto Co., Inc.	10,000	139,720
Alfresa Holdings Corp.	600	29,813
All Nippon Airways Ltd.	18,000	37,136
Amada Co. Ltd.	6,000	43,203
Aozora Bank Ltd.	18,000	55,704
Asahi Glass Co. Ltd.	18,000	116,740
Asahi Group Holdings	6,400	163,350
Asahi Kasei Corp.	22,000	139,536
Asics Corp.	2,400	40,421
Astellas Pharma, Inc.	7,400	396,793
Bank of Kyoto Ltd.	5,000	40,037
Bank of Yokohama Ltd.	19,000	104,402
Benesse Holdings, Inc.	1,200	41,426
Bridgestone Corp.	10,900	387,417
Brother Industries Ltd.	3,700	41,191
Calbee, Inc.	300	28,894
Canon, Inc.	18,900	582,955
Casio Computer Co. Ltd.	3,600	32,172
Central Japan Railway Co.	2,400	294,638
Chiba Bank Ltd.	12,000	83,219
Chiyoda Corp.	3,000	35,665
Chubu Electric Power Co., Inc.	10,600	147,237
Chugai Pharmaceutical Co. Ltd.	3,700	73,501
Chugoku Electric Power Co., Inc.(THE)	5,200	76,532
Citizen Holdings Co. Ltd.	4,100	23,492
Coca-Cola West Co. Ltd.	1,000	19,446
Cosmo Oil Co. Ltd. (a)	7,000	13,012
Credit Saison Co. Ltd.	2,600	58,448
Dai Nippon Printing Co. Ltd.	9,000	80,339
Common Stocks - continued
	Shares	Value
Japan - continued
Dai-ichi Mutual Life Insurance Co.	139	$ 189,810
Daicel Chemical Industries Ltd.	5,000	43,152
Daido Steel Co. Ltd.	4,000	23,246
Daihatsu Motor Co. Ltd.	3,000	66,061
Daiichi Sankyo Kabushiki Kaisha	11,300	184,313
Daikin Industries Ltd.	4,000	166,684
Dainippon Sumitomo Pharma Co. Ltd.	2,600	34,575
Daito Trust Construction Co. Ltd.	1,200	109,815
Daiwa House Industry Co. Ltd.	9,000	165,734
Daiwa Securities Group, Inc.	28,000	239,077
DeNA Co. Ltd.	1,600	30,412
DENSO Corp.	8,100	368,971
Dentsu, Inc.	3,100	99,101
Don Quijote Co. Ltd.	900	47,156
East Japan Railway Co.	5,600	451,272
Eisai Co. Ltd.	4,100	173,573
Electric Power Development Co. Ltd.	1,900	62,971
FamilyMart Co. Ltd.	1,000	44,173
Fanuc Corp.	3,200	485,670
Fast Retailing Co. Ltd.	900	308,395
Fuji Electric Co. Ltd.	9,000	33,735
Fuji Heavy Industries Ltd.	10,000	247,370
Fujifilm Holdings Corp.	7,600	167,121
Fujitsu Ltd.	32,000	122,888
Fukuoka Financial Group, Inc.	13,000	58,687
Furukawa Electric Co. Ltd.	10,000	24,206
GREE, Inc.	1,600	12,975
GungHo Online Entertainment, Inc. (a)(d)	60	49,025
Gunma Bank Ltd.	6,000	34,011
Hakuhodo DY Holdings, Inc.	440	30,334
Hamamatsu Photonics K.K.	1,300	45,210
Hankyu Hanshin Holdings, Inc.	19,000	108,865
Hino Motors Ltd.	4,000	61,567
Hirose Electric Co. Ltd.	500	66,847
Hiroshima Bank Ltd.	9,000	37,504
Hisamitsu Pharmaceutical Co., Inc.	1,100	60,668
Hitachi Chemical Co. Ltd.	2,000	33,725
Hitachi Construction Machinery Co. Ltd.	1,600	31,621
Hitachi High-Technologies Corp.	1,000	21,877
Hitachi Ltd.	81,000	544,357
Hitachi Metals Ltd.	3,000	36,125
Hokkaido Electric Power Co., Inc. (a)	3,100	40,559
Common Stocks - continued
	Shares	Value
Japan - continued
Hokuhoku Financial Group, Inc.	22,000	$ 41,569
Hokuriku Electric Power Co., Inc.	2,500	36,130
Honda Motor Co. Ltd.	27,200	1,007,517
Hoya Corp.	7,300	157,616
Hulic Co. Ltd.	3,900	46,803
Ibiden Co. Ltd.	1,800	26,915
Idemitsu Kosan Co. Ltd.	400	33,378
INPEX Corp.	36	157,737
Isetan Mitsukoshi Holdings Ltd.	6,200	85,740
Ishikawajima-Harima Heavy Industries Co. Ltd.	22,000	92,800
Isuzu Motors Ltd.	20,000	142,376
Itochu Corp.	25,200	300,104
ITOCHU Techno-Solutions Corp.	400	15,872
Iyo Bank Ltd.	4,000	38,239
J Front Retailing Co. Ltd.	8,000	63,732
Japan Airlines Co. Ltd.	1,100	58,421
Japan Exchange Group, Inc.	800	75,171
Japan Petroleum Exploration Co. Ltd.	400	17,199
Japan Prime Realty Investment Corp.	14	38,364
Japan Real Estate Investment Corp.	10	105,812
Japan Retail Fund Investment Corp.	33	65,050
Japan Steel Works Ltd.	5,000	28,138
Japan Tobacco, Inc.	18,400	643,652
JFE Holdings, Inc.	8,200	185,675
JGC Corp.	3,000	106,016
Joyo Bank Ltd.	11,000	59,320
JSR Corp.	3,000	54,295
JTEKT Corp.	3,600	45,336
JX Holdings, Inc.	37,100	197,417
Kajima Corp.	13,000	45,807
Kamigumi Co. Ltd.	4,000	33,214
Kaneka Corp.	4,000	27,127
Kansai Electric Power Co., Inc. (a)	12,000	147,074
Kansai Paint Co. Ltd.	4,000	51,966
Kao Corp.	8,800	282,218
Kawasaki Heavy Industries Ltd.	24,000	87,999
KDDI Corp.	9,000	497,293
Keihin Electric Express Railway Co. Ltd.	8,000	66,837
Keio Corp.	9,000	63,426
Keisei Electric Railway Co.	5,000	48,208
Keyence Corp.	710	232,050
Kikkoman Corp.	3,000	51,721
Common Stocks - continued
	Shares	Value
Japan - continued
Kinden Corp.	2,000	$ 19,487
Kintetsu Corp.	28,000	120,396
Kirin Holdings Co. Ltd.	15,000	222,296
Kobe Steel Ltd. (a)	44,000	69,656
Koito Manufacturing Co. Ltd.	2,000	38,689
Komatsu Ltd.	15,600	348,614
Konami Corp.	1,700	37,712
Konica Minolta Holdings, Inc.	8,500	69,712
Kubota Corp.	18,000	262,034
Kuraray Co. Ltd.	5,800	79,320
Kurita Water Industries Ltd.	1,800	36,768
Kyocera Corp.	2,700	274,385
Kyowa Hakko Kirin Co., Ltd.	4,000	39,955
Kyushu Electric Power Co., Inc. (a)	7,100	98,984
Lawson, Inc.	1,100	86,283
LIXIL Group Corp.	4,300	101,099
Mabuchi Motor Co. Ltd.	400	20,795
Makita Corp.	1,800	93,943
Marubeni Corp.	28,000	195,036
Marui Group Co. Ltd.	4,000	39,015
Maruichi Steel Tube Ltd.	900	21,684
Mazda Motor Corp. (a)	44,000	184,251
McDonald's Holdings Co. (Japan) Ltd.	1,100	30,536
Medipal Holdings Corp.	2,200	27,323
Meiji Holdings Co. Ltd.	1,100	51,680
Miraca Holdings, Inc.	900	43,479
Mitsubishi Chemical Holdings Corp.	23,500	110,648
Mitsubishi Corp.	23,500	429,389
Mitsubishi Electric Corp.	32,000	311,470
Mitsubishi Estate Co. Ltd.	21,000	534,276
Mitsubishi Gas Chemical Co., Inc.	6,000	44,490
Mitsubishi Heavy Industries Ltd.	51,000	274,507
Mitsubishi Logistics Corp.	2,000	29,231
Mitsubishi Materials Corp.	18,000	63,609
Mitsubishi Motors Corp. of Japan (a)	7,300	96,478
Mitsubishi Tanabe Pharma Corp.	3,500	47,222
Mitsubishi UFJ Financial Group, Inc.	213,000	1,321,240
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,700	55,079
Mitsui & Co. Ltd.	29,100	390,833
Mitsui Chemicals, Inc.	15,000	34,777
Mitsui Fudosan Co. Ltd.	14,000	423,675
Mitsui OSK Lines Ltd. (a)	18,000	69,492
Common Stocks - continued
	Shares	Value
Japan - continued
Mizuho Financial Group, Inc.	382,600	$ 795,739
MS&AD Insurance Group Holdings, Inc.	8,300	215,490
Murata Manufacturing Co. Ltd.	3,400	234,052
Nabtesco Corp.	1,700	35,681
Namco Bandai Holdings, Inc.	2,900	46,976
NEC Corp.	43,000	97,498
Nexon Co. Ltd.	1,500	18,982
NGK Insulators Ltd.	5,000	66,898
NGK Spark Plug Co. Ltd.	3,000	59,687
NHK Spring Co. Ltd.	2,900	33,706
Nidec Corp.	1,700	139,616
Nikon Corp.	5,700	119,286
Nintendo Co. Ltd.	1,800	229,335
Nippon Building Fund, Inc.	11	119,875
Nippon Electric Glass Co. Ltd.	6,000	32,295
Nippon Express Co. Ltd.	14,000	66,204
Nippon Meat Packers, Inc.	3,000	46,267
Nippon Prologis REIT, Inc.	4	34,726
Nippon Steel & Sumitomo Metal Corp.	126,700	368,803
Nippon Telegraph & Telephone Corp.	7,300	368,289
Nippon Yusen KK	26,000	72,230
Nishi-Nippon City Bank Ltd.	12,000	31,008
Nissan Motor Co. Ltd.	41,600	434,395
Nisshin Seifun Group, Inc.	3,500	40,609
Nissin Food Holdings Co. Ltd.	1,000	39,781
Nitori Holdings Co. Ltd.	550	46,962
Nitto Denko Corp.	2,800	158,145
NKSJ Holdings, Inc.	5,650	142,130
NOK Corp.	1,700	27,121
Nomura Holdings, Inc.	60,700	461,154
Nomura Real Estate Holdings, Inc.	2,100	48,966
Nomura Real Estate Office Fund, Inc.	6	26,259
Nomura Research Institute Ltd.	1,800	59,013
NSK Ltd.	8,000	75,008
NTT Data Corp.	20	71,903
NTT DoCoMo, Inc.	253	385,339
NTT Urban Development Co.	16	19,348
Obayashi Corp.	11,000	58,870
Odakyu Electric Railway Co. Ltd.	11,000	104,596
Oji Holdings Corp.	14,000	59,769
Olympus Corp. (a)	3,400	104,143
Omron Corp.	3,500	108,493
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	1,400	$ 89,940
Oracle Corp. Japan	800	31,212
Oriental Land Co. Ltd.	900	146,614
ORIX Corp.	18,600	276,407
Osaka Gas Co. Ltd.	31,000	131,396
Otsuka Corp.	300	33,950
Otsuka Holdings Co. Ltd.	6,200	200,419
Panasonic Corp. (a)	36,900	327,353
Park24 Co. Ltd.	1,800	33,165
Rakuten, Inc.	12,100	163,500
Resona Holdings, Inc.	31,500	156,680
Ricoh Co. Ltd.	11,000	123,808
Rinnai Corp.	600	44,000
ROHM Co. Ltd.	1,600	61,934
Sankyo Co. Ltd. (Gunma)	800	35,379
Sanrio Co. Ltd.	700	34,174
Santen Pharmaceutical Co. Ltd.	1,300	56,761
SBI Holdings, Inc. Japan	3,230	33,913
Secom Co. Ltd.	3,500	193,034
Sega Sammy Holdings, Inc.	3,200	74,583
Sekisui Chemical Co. Ltd.	7,000	70,350
Sekisui House Ltd.	9,000	116,464
Seven & i Holdings Co., Ltd.	12,600	476,152
Seven Bank Ltd.	10,800	40,041
Sharp Corp. (a)	16,000	66,020
Shikoku Electric Power Co., Inc. (a)	3,000	53,774
Shimadzu Corp.	4,000	31,580
Shimamura Co. Ltd.	400	45,920
SHIMANO, Inc.	1,300	117,373
SHIMIZU Corp.	10,000	41,671
Shin-Etsu Chemical Co., Ltd.	6,800	425,043
Shinsei Bank Ltd.	28,000	62,343
Shionogi & Co. Ltd.	5,100	103,709
Shiseido Co. Ltd.	6,100	93,889
Shizuoka Bank Ltd.	10,000	108,365
Showa Denko KK	23,000	31,008
Showa Shell Sekiyu KK	3,000	27,699
SMC Corp.	900	190,920
So-net M3, Inc.	13	35,849
SoftBank Corp.	15,900	1,013,339
Sojitz Corp.	18,400	31,384
Sony Corp.	16,900	354,815
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	2,700	$ 44,398
Stanley Electric Co. Ltd.	2,200	42,692
Sumco Corp.	1,600	14,135
Sumitomo Chemical Co. Ltd.	26,000	85,773
Sumitomo Corp.	19,200	257,281
Sumitomo Electric Industries Ltd.	12,500	169,160
Sumitomo Heavy Industries Ltd.	10,000	46,573
Sumitomo Metal Mining Co. Ltd.	9,000	117,659
Sumitomo Mitsui Financial Group, Inc.	21,300	973,116
Sumitomo Mitsui Trust Holdings, Inc.	55,000	253,907
Sumitomo Realty & Development Co. Ltd.	6,000	251,558
Sumitomo Rubber Industries Ltd.	2,600	43,364
Suntory Beverage & Food Ltd.	2,000	70,473
Suzuken Co. Ltd.	1,300	40,696
Suzuki Motor Corp.	6,100	146,472
Sysmex Corp.	1,300	84,047
T&D Holdings, Inc.	9,800	124,214
Taiheiyo Cement Corp.	20,000	67,409
Taisei Corp.	15,000	58,523
Taisho Pharmaceutical Holdings Co. Ltd.	500	34,113
Taiyo Nippon Sanso Corp.	4,000	28,271
Takashimaya Co. Ltd.	4,000	39,424
Takeda Pharmaceutical Co. Ltd.	13,200	589,827
TDK Corp.	2,200	79,430
Teijin Ltd.	15,000	32,632
Terumo Corp.	2,600	131,846
The Chugoku Bank Ltd.	3,000	39,036
The Hachijuni Bank Ltd.	8,000	47,064
The Suruga Bank Ltd.	3,000	53,376
THK Co. Ltd.	1,700	35,524
Tobu Railway Co. Ltd.	17,000	87,856
Toho Co. Ltd.	2,000	41,753
Toho Gas Co. Ltd.	6,000	30,028
Tohoku Electric Power Co., Inc. (a)	7,900	92,467
Tokio Marine Holdings, Inc.	11,600	371,423
Tokyo Electric Power Co. (a)	23,900	146,217
Tokyo Electron Ltd.	2,900	132,249
Tokyo Gas Co. Ltd.	40,000	220,202
Tokyo Tatemono Co. Ltd.	7,000	58,268
Tokyu Corp.	19,000	123,613
Tokyu Land Corp.	7,000	66,919
TonenGeneral Sekiyu KK	5,000	48,412
Common Stocks - continued
	Shares	Value
Japan - continued
Toppan Printing Co. Ltd.	9,000	$ 61,220
Toray Industries, Inc.	25,000	159,585
Toshiba Corp.	67,000	290,828
Toto Ltd.	5,000	51,118
Toyo Seikan Group Holdings Ltd.	2,500	41,441
Toyo Suisan Kaisha Ltd.	1,000	31,304
Toyoda Gosei Co. Ltd.	900	22,153
Toyota Boshoku Corp.	1,300	18,854
Toyota Industries Corp.	2,700	111,271
Toyota Motor Corp.	46,100	2,805,217
Toyota Tsusho Corp.	3,700	98,405
Trend Micro, Inc.	1,700	56,603
Tsumura & Co.	1,100	31,390
Ube Industries Ltd.	17,000	32,295
Unicharm Corp.	1,800	95,966
United Urban Investment Corp.	40	49,760
USS Co. Ltd.	360	43,056
West Japan Railway Co.	2,800	118,394
Yahoo! Japan Corp.	245	130,620
Yakult Honsha Co. Ltd.	1,400	65,346
Yamada Denki Co. Ltd.	1,490	60,416
Yamaguchi Financial Group, Inc.	4,000	38,157
Yamaha Corp.	2,800	35,976
Yamaha Motor Co. Ltd.	4,900	65,860
Yamato Holdings Co. Ltd.	6,400	140,668
Yamato Kogyo Co. Ltd.	800	25,983
Yamazaki Baking Co. Ltd.	2,000	23,614
Yaskawa Electric Corp.	4,000	47,840
Yokogawa Electric Corp.	3,800	49,290
Yokohama Rubber Co. Ltd.	3,000	29,599
TOTAL JAPAN		43,098,871
Korea (South) - 2.9%
AMOREPACIFIC Corp.	58	48,931
AMOREPACIFIC Group, Inc.	60	20,717
BS Financial Group, Inc.	2,810	40,136
Celltrion, Inc.	890	51,799
Cheil Industries, Inc.	782	61,867
Cheil Worldwide, Inc. (a)	1,390	31,852
CJ CheilJedang Corp.	136	34,312
CJ Corp.	219	22,315
Coway Co. Ltd.	816	43,570
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	442	$ 35,008
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	10,099
Daewoo International Corp.	730	24,946
Daewoo Securities Co. Ltd.	2,472	21,933
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,630	43,009
DGB Financial Group Co. Ltd.	2,150	32,239
Dongbu Insurance Co. Ltd.	697	29,494
Doosan Co. Ltd.	108	13,696
Doosan Heavy Industries & Construction Co. Ltd.	721	29,579
Doosan Infracore Co. Ltd. (a)	1,910	20,992
E-Mart Co. Ltd.	357	67,194
GS Engineering & Construction Corp.	709	19,244
GS Holdings Corp.	932	45,783
Halla Visteon Climate Control	490	14,543
Hana Financial Group, Inc.	4,611	147,723
Hankook Tire Co. Ltd.	1,264	67,716
Hanwha Chemical Corp.	1,720	28,776
Hanwha Corp.	730	19,976
Hanwha Life Insurance Co. Ltd.	3,350	20,093
Hite Jinro Co. Ltd.	360	8,810
Hyosung Corp.	422	25,312
Hyundai Department Store Co. Ltd.	247	35,499
Hyundai Engineering & Construction Co. Ltd.	1,262	66,486
Hyundai Fire & Marine Insurance Co. Ltd.	1,120	30,699
Hyundai Glovis Co. Ltd.	221	38,056
Hyundai Heavy Industries Co. Ltd.	712	133,060
Hyundai Hysco Co. Ltd.	660	23,141
Hyundai Industrial Development & Construction Co.	990	17,576
Hyundai Merchant Marine Co. Ltd. (a)	1,176	16,849
Hyundai Mipo Dockyard Co. Ltd.	206	24,382
Hyundai Mobis	1,148	279,925
Hyundai Motor Co.	2,595	536,920
Hyundai Securities Co. Ltd.	1,300	7,196
Hyundai Steel Co.	989	60,201
Hyundai Wia Corp.	223	32,546
Industrial Bank of Korea	2,510	25,464
Kangwon Land, Inc.	1,480	37,668
KB Financial Group, Inc.	6,310	199,544
KCC Corp.	72	22,362
Kia Motors Corp.	4,471	253,451
Korea Aerospace Industries Ltd.	780	20,026
Korea Electric Power Corp. (a)	4,090	104,385
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Gas Corp.	392	$ 21,768
Korea Investment Holdings Co. Ltd.	630	22,762
Korea Zinc Co. Ltd.	126	32,125
Korean Air Lines Co. Ltd. (a)	798	20,026
KT Corp.	430	13,910
KT&G Corp.	1,867	125,774
Kumho Petro Chemical Co. Ltd.	262	20,938
LG Chemical Ltd.	712	178,681
LG Corp.	1,652	96,000
LG Display Co. Ltd. (a)	3,740	92,763
LG Electronics, Inc.	1,826	118,462
LG Household & Health Care Ltd.	150	79,025
LG Innotek Co. Ltd. (a)	220	17,914
LG Telecom Ltd. (a)	3,740	45,598
Lotte Chemical Corp.	312	47,201
Lotte Confectionery Co. Ltd.	14	19,760
Lotte Shopping Co. Ltd.	177	55,367
LS Cable Ltd.	283	18,158
LS Industrial Systems Ltd.	293	17,496
Mirae Asset Securities Co. Ltd.	480	17,706
NCSOFT Corp.	279	42,333
NHN Corp.	672	175,520
Oci Co. Ltd.	267	39,562
Orion Corp.	59	53,555
POSCO	1,103	316,721
S-Oil Corp.	692	46,495
S1 Corp.	358	22,142
Samsung C&T Corp.	2,195	108,607
Samsung Card Co. Ltd.	570	19,149
Samsung Electro-Mechanics Co. Ltd.	955	68,670
Samsung Electronics Co. Ltd.	1,851	2,108,463
Samsung Engineering Co. Ltd.	525	36,769
Samsung Fire & Marine Insurance Co. Ltd.	603	128,789
Samsung Heavy Industries Co. Ltd.	2,630	93,502
Samsung Life Insurance Co. Ltd.	952	91,074
Samsung SDI Co. Ltd.	593	86,018
Samsung Securities Co. Ltd.	927	37,948
Samsung Techwin Co. Ltd.	617	38,655
Shinhan Financial Group Co. Ltd.	7,200	262,391
Shinsegae Co. Ltd.	111	21,584
SK C&C Co. Ltd.	361	32,608
SK Energy Co. Ltd.	1,022	138,243
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Holdings Co. Ltd.	403	$ 63,299
SK Hynix, Inc. (a)	8,770	212,284
SK Networks Co. Ltd.	2,860	16,544
SK Telecom Co. Ltd.	135	26,444
Woori Finance Holdings Co. Ltd.	5,760	57,667
Woori Investment & Securities Co. Ltd.	2,241	23,333
Yuhan Corp.	106	19,857
TOTAL KOREA (SOUTH)		8,496,760
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	16,507	215,653
Kernel Holding SA (a)	565	8,860
Millicom International Cellular SA (depository receipt)	980	78,257
SES SA (France) (depositary receipt)	5,091	149,679
Subsea 7 SA	4,694	89,056
Tenaris SA	7,892	177,855
TOTAL LUXEMBOURG		719,360
Malaysia - 0.8%
AirAsia Bhd	16,700	16,255
AMMB Holdings Bhd	26,000	62,708
Astro Malaysia Holdings Bhd	22,500	20,792
Axiata Group Bhd	44,100	92,234
Berjaya Sports Toto Bhd	7,973	10,266
British American Tobacco (Malaysia) Bhd	2,200	41,540
Bumi Armada Bhd	17,100	20,805
Bumiputra-Commerce Holdings Bhd	76,700	185,932
DiGi.com Bhd	63,100	90,379
Felda Global Ventures Holdings Bhd	19,800	26,835
Gamuda Bhd	26,100	38,268
Genting Bhd	33,000	99,920
Genting Malaysia Bhd	49,800	63,813
Genting Plantations Bhd	5,000	15,186
Hong Leong Bank Bhd	9,400	39,957
Hong Leong Credit Bhd	3,600	15,502
IHH Healthcare Bhd	31,100	38,318
IJM Corp. Bhd	17,300	30,854
IOI Corp. Bhd	46,600	78,372
Kuala Lumpur Kepong Bhd	8,100	52,894
Lafarge Malaysia Bhd	7,500	23,887
Malayan Banking Bhd	69,773	220,505
Malaysia Airports Holdings Bhd	8,080	16,775
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysian Plantations Bhd	17,500	$ 28,893
Maxis Bhd	41,400	90,668
MISC Bhd (a)	20,100	33,681
MMC Corp. Bhd	7,700	6,380
Parkson Holdings Bhd	6,900	7,651
Petronas Chemicals Group Bhd	50,300	102,568
Petronas Dagangan Bhd	3,800	31,369
Petronas Gas Bhd	9,800	62,908
PPB Group Bhd	7,700	35,340
Public Bank Bhd (For. Reg.)	18,400	97,824
RHB Capital Bhd	8,908	22,637
SapuraKencana Petroleum Bhd (a)	55,900	66,464
Sime Darby Bhd	47,400	138,411
Telekom Malaysia Bhd	17,200	27,921
Tenaga Nasional Bhd	48,600	133,083
UEM Land Holdings Bhd	24,500	20,225
UMW Holdings Bhd	9,500	40,558
YTL Corp. Bhd	74,326	38,233
YTL Power International Bhd	28,200	14,072
TOTAL MALAYSIA		2,300,883
Mauritius - 0.0%
Golden Agri-Resources Ltd.	124,000	51,226
Mexico - 1.2%
Alfa SA de CV Series A	48,900	125,535
America Movil S.A.B. de CV Series L	642,000	675,538
CEMEX SA de CV unit	185,339	213,595
Coca-Cola FEMSA S.A.B. de CV Series L	6,800	96,047
Compartamos S.A.B. de CV	16,100	29,143
Controladora Commercial Mexicana SA unit	7,600	32,161
El Puerto de Liverpool SA Class C	3,500	40,377
Embotelladoras Arca S.A.B. de CC	4,900	36,698
Fibra Uno Administracion SA de CV	21,800	69,585
Fomento Economico Mexicano S.A.B. de CV unit	32,500	324,116
Genomma Lab Internacional SA de CV (a)(d)	11,400	26,731
Grupo Aeroportuario del Pacifico SA de CV Series B	5,600	29,151
Grupo Aeroportuario del Sureste SA de CV Series B	3,200	37,951
Grupo Bimbo S.A.B. de CV Series A	27,700	93,687
Grupo Carso SA de CV Series A1	10,400	51,777
Grupo Comercial Chedraui de CV	4,800	15,566
Grupo Financiero Banorte S.A.B. de CV Series O	40,300	256,041
Grupo Financiero Inbursa S.A.B. de CV Series O	38,300	89,807
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Santander Mexico S.A.B. de CV	29,200	$ 84,678
Grupo Mexico SA de CV Series B	62,824	193,547
Grupo Televisa SA de CV	44,100	238,475
Industrias CH SA de CV (a)	2,200	14,115
Industrias Penoles SA de CV	2,320	72,918
Kimberly-Clark de Mexico SA de CV Series A	27,300	89,769
Mexichem S.A.B. de CV	18,721	87,605
Minera Frisco S.A.B. de CV (a)	12,200	26,783
OHL Mexico S.A.B. de CV (a)	12,400	32,852
Wal-Mart de Mexico SA de CV Series V	90,200	246,814
TOTAL MEXICO		3,331,062
Morocco - 0.0%
Attijariwafa Bank	329	12,731
Douja Promotion Groupe Addoha SA	1,252	6,558
Maroc Telecom SA	1,264	14,099
TOTAL MOROCCO		33,388
Netherlands - 2.1%
AEGON NV	29,842	229,944
Akzo Nobel NV	4,044	246,159
ASML Holding NV (Netherlands)	5,971	537,866
Corio NV	1,220	53,373
D.E. Master Blenders 1753 NV (a)	8,501	140,235
Delta Lloyd NV	2,957	64,004
European Aeronautic Defence and Space Co. (EADS) NV	9,744	581,841
Fugro NV (Certificaten Van Aandelen)	1,135	69,156
Gemalto NV	1,357	141,895
Heineken Holding NV (A Shares)	1,751	109,857
Heineken NV (Bearer)	3,882	272,681
ING Groep NV (Certificaten Van Aandelen) (a)	64,214	655,429
Koninklijke Ahold NV	16,976	279,703
Koninklijke Boskalis Westminster NV	1,165	43,776
Koninklijke KPN NV	52,027	137,113
Koninklijke Philips Electronics NV	16,040	512,942
QIAGEN NV (a)	3,775	78,068
Randstad Holding NV	2,085	100,591
Reed Elsevier NV	11,248	215,478
Royal DSM NV	2,542	178,556
STMicroelectronics NV	10,295	88,198
TNT Express NV	6,195	48,699
Unilever NV (Certificaten Van Aandelen) (Bearer)	27,061	1,085,727
Common Stocks - continued
	Shares	Value
Netherlands - continued
Vopak NV	1,213	$ 69,858
Wolters Kluwer NV (Certificaten Van Aandelen)	4,916	118,668
Ziggo NV	2,918	115,915
TOTAL NETHERLANDS		6,175,732
New Zealand - 0.1%
Auckland International Airport Ltd.	18,434	46,378
Contact Energy Ltd.	5,859	25,129
Fletcher Building Ltd.	10,938	71,025
Sky City Entertainment Group Ltd.	9,744	32,609
Telecom Corp. of New Zealand Ltd.	32,210	57,884
TOTAL NEW ZEALAND		233,025
Norway - 0.5%
Aker Solutions ASA	3,085	46,489
DNB ASA	16,512	275,023
Gjensidige Forsikring ASA	3,553	55,018
Norsk Hydro ASA	14,401	61,218
Orkla ASA (A Shares)	12,178	94,298
StatoilHydro ASA	18,578	403,266
Telenor ASA	11,494	254,542
Yara International ASA	3,117	139,960
TOTAL NORWAY		1,329,814
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,137	44,859
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	28,240	32,692
Aboitiz Power Corp.	30,700	24,694
Alliance Global Group, Inc.	50,100	30,268
Ayala Corp.	3,470	48,197
Ayala Land, Inc.	88,600	61,378
Bank of the Philippine Islands (BPI)	13,510	29,259
BDO Unibank, Inc.	25,003	46,611
DMCI Holdings, Inc.	17,150	20,998
Globe Telecom, Inc.	445	16,745
International Container Terminal Services, Inc.	11,220	23,680
Jollibee Food Corp.	7,670	27,361
Metro Pacific Investments Corp.	159,600	19,835
Metropolitan Bank & Trust Co.	1,650	4,033
Philippine Long Distance Telephone Co.	690	48,173
PNOC Energy Development Corp.	107,400	14,930
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	4,312	$ 94,278
SM Prime Holdings, Inc.	97,900	39,611
Universal Robina Corp.	13,110	37,505
TOTAL PHILIPPINES		620,248
Poland - 0.3%
Alior Bank SA	554	14,737
Bank Handlowy w Warszawie SA	464	14,024
Bank Millennium SA (a)	4,774	9,261
Bank Polska Kasa Opieki SA	2,193	112,525
Bank Zachodni WBK SA	462	46,970
BRE Bank SA	249	33,639
Cyfrowy Polsat SA (a)	2,660	17,643
ENEA SA	2,114	8,942
Eurocash SA	1,176	21,892
Grupa Lotos SA (a)	1,256	13,027
Jastrzebska Spolka Weglowa SA	739	15,491
KGHM Polska Miedz SA (Bearer)	2,234	77,584
Polish Oil & Gas Co. SA	30,851	59,845
Polska Grupa Energetyczna SA	12,152	57,524
Polski Koncern Naftowy Orlen SA	5,149	69,997
Powszechna Kasa Oszczednosci Bank SA	15,232	177,283
Powszechny Zaklad Ubezpieczen SA	983	139,506
Synthos SA	5,870	8,081
Tauron Polska Energia SA	18,470	25,426
Telekomunikacja Polska SA	12,999	30,909
Zaklady Azotowe w Tarnowie-Moscicach SA	600	12,277
TOTAL POLAND		966,583
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	32,092	31,166
Energias de Portugal SA	35,093	124,652
Galp Energia SGPS SA Class B	4,776	76,245
Jeronimo Martins SGPS SA	4,111	81,216
Portugal Telecom SGPS SA (Reg.)	9,521	36,326
TOTAL PORTUGAL		349,605
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	3,696,897	12,492
Gazprom OAO sponsored ADR (Reg. S)	99,573	771,691
Inter Rao Ues JSC (a)	23,700,000	8,902
LSR Group OJSC GDR (Reg. S)	2,758	11,666
LUKOIL Oil Co. sponsored ADR (United Kingdom)	8,537	503,683
Common Stocks - continued
	Shares	Value
Russia - continued
Magnit OJSC GDR (Reg. S)	4,414	$ 254,246
Megafon OJSC GDR	1,314	41,720
Mobile TeleSystems OJSC sponsored ADR	8,587	167,361
Norilsk Nickel OJSC ADR	8,807	118,102
NOVATEK OAO GDR (Reg. S)	1,507	175,264
Rosneft Oil Co. OJSC GDR (Reg. S)	19,682	139,349
Rostelecom sponsored ADR	3,169	64,521
RusHydro JSC sponsored ADR	19,011	32,224
Sberbank (Savings Bank of the Russian Federation)	1,860	5,373
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	43,368	500,033
Severstal JSC GDR (Reg. S)	4,024	30,321
Sistema JSFC sponsored GDR	1,854	40,788
Surgutneftegaz JSC sponsored ADR	17,941	141,913
Tatneft OAO sponsored ADR	4,066	149,751
TMK OAO GDR (Reg. S)	1,349	18,212
Uralkali OJSC GDR (Reg. S)	4,549	98,713
VTB Bank JSC sponsored GDR (Reg. S)	25,593	72,326
TOTAL RUSSIA		3,358,651
Singapore - 1.1%
Ascendas Real Estate Investment Trust	34,000	61,534
CapitaCommercial Trust (REIT)	36,000	39,800
CapitaLand Ltd.	41,000	104,206
CapitaMall Trust	42,000	67,089
CapitaMalls Asia Ltd.	23,000	36,106
City Developments Ltd.	7,000	58,551
ComfortDelgro Corp. Ltd.	31,000	48,786
DBS Group Holdings Ltd.	28,127	369,612
Global Logistic Properties Ltd.	53,000	118,440
Hutchison Port Holdings Trust	82,000	60,680
Jardine Cycle & Carriage Ltd.	2,000	63,454
Keppel Corp. Ltd.	24,000	195,460
Keppel Ld Ltd.	11,000	31,939
Olam International Ltd.	23,000	30,676
Oversea-Chinese Banking Corp. Ltd.	43,000	357,304
SembCorp Industries Ltd.	17,000	67,954
SembCorp Marine Ltd.	15,000	53,704
Singapore Airlines Ltd.	9,000	71,598
Singapore Exchange Ltd.	14,000	84,054
Singapore Press Holdings Ltd.	26,000	89,814
Singapore Technologies Engineering Ltd.	25,000	84,196
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Telecommunications Ltd.	133,000	$ 411,292
StarHub Ltd.	11,000	38,085
United Overseas Bank Ltd.	21,000	354,613
UOL Group Ltd.	8,000	43,939
Wilmar International Ltd.	34,000	84,274
Yangzijiang Shipbuilding Holdings Ltd.	38,000	27,958
TOTAL SINGAPORE		3,055,118
South Africa - 1.5%
Absa Group Ltd.	5,594	81,056
African Bank Investments Ltd.	10,032	14,796
African Rainbow Minerals Ltd.	1,465	24,131
Anglo Platinum Ltd. (a)	1,274	45,251
AngloGold Ashanti Ltd.	6,201	81,366
Aspen Pharmacare Holdings Ltd.	4,821	106,961
Assore Ltd.	442	14,964
Barloworld Ltd.	3,986	33,135
Bidvest Group Ltd.	5,016	124,054
Discovery Ltd.	5,391	48,771
Exxaro Resources Ltd.	2,496	38,636
FirstRand Ltd.	52,549	157,985
Foschini Ltd.	2,982	30,408
Gold Fields Ltd.	11,352	68,020
Growthpoint Properties Ltd.	28,368	71,484
Harmony Gold Mining Co. Ltd.	7,060	25,941
Impala Platinum Holdings Ltd.	9,086	89,336
Imperial Holdings Ltd.	2,963	61,843
Investec Ltd.	4,496	30,301
Kumba Iron Ore Ltd.	1,321	58,645
Liberty Holdings Ltd.	1,491	18,529
Life Healthcare Group Holdings Ltd.	15,961	58,243
Massmart Holdings Ltd.	1,528	25,943
MMI Holdings Ltd.	16,091	35,067
Mr Price Group Ltd.	4,067	53,056
MTN Group Ltd.	28,452	534,259
Nampak Ltd.	8,512	27,523
Naspers Ltd. Class N	6,614	553,697
Nedbank Group Ltd.	3,229	58,178
Netcare Ltd.	15,029	35,647
Northam Platinum Ltd. (a)	5,335	19,560
Pick 'n Pay Stores Ltd.	2,599	9,953
Pretoria Portland Cement Co. Ltd.	9,758	28,684
Common Stocks - continued
	Shares	Value
South Africa - continued
Rand Merchant Insurance Holdings Ltd.	12,728	$ 34,834
Redefine Properties Ltd. unit	50,546	50,313
Remgro Ltd.	8,226	157,591
Reunert Ltd.	2,783	18,897
RMB Holdings Ltd.	12,623	51,948
Sanlam Ltd.	30,225	145,618
Sappi Ltd. (a)	8,972	23,964
Sasol Ltd.	9,221	423,655
Shoprite Holdings Ltd.	7,260	122,792
Spar Group Ltd.	3,010	35,017
Standard Bank Group Ltd.	20,157	225,792
Steinhoff International Holdings Ltd.	22,579	59,964
Tiger Brands Ltd.	2,856	89,164
Truworths International Ltd.	7,456	63,205
Vodacom Group Ltd.	6,319	74,755
Woolworths Holdings Ltd.	12,727	86,769
TOTAL SOUTH AFRICA		4,329,701
Spain - 2.1%
Abertis Infraestructuras SA	5,930	110,091
ACS Actividades de Construccion y Servicios SA	2,487	71,465
Amadeus IT Holding SA Class A	6,483	222,689
Banco Bilbao Vizcaya Argentaria SA	92,409	876,314
Banco de Sabadell SA (d)	42,478	86,913
Banco Popular Espanol SA (a)	20,789	91,405
Banco Santander SA (Spain)	180,853	1,323,105
Bankia SA (a)	67,967	59,948
Cintra Concesiones de Infrastructuras de Transporte SA	7,014	119,438
Criteria CaixaCorp SA	19,296	71,158
Criteria CaixaCorp SA rights 8/13/13 (a)	19,296	1,361
Distribuidora Internacional de Alimentacion SA	10,488	86,897
Enagas SA	3,324	82,074
Gas Natural SDG SA	6,057	123,286
Grifols SA	2,594	109,429
Grupo Acciona SA	404	18,986
Iberdrola SA	80,975	447,059
Inditex SA	3,631	484,016
International Consolidated Airlines Group SA (a)	14,186	62,920
International Consolidated Airlines Group SA CDI (a)	942	4,172
MAPFRE SA (Reg.)	12,359	45,215
Red Electrica Corporacion SA	1,856	103,592
Repsol YPF SA	14,284	341,859
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA (a)	68,490	$ 978,872
Zardoya Otis SA	2,961	43,134
Zardoya Otis SA	89	1,297
TOTAL SPAIN		5,966,695
Sweden - 2.2%
Alfa Laval AB	5,277	119,738
ASSA ABLOY AB (B Shares)	5,638	249,630
Atlas Copco AB:
(A Shares)	11,402	297,551
(B Shares)	6,528	153,031
Boliden AB	4,233	59,876
Electrolux AB (B Shares)	3,862	112,516
Elekta AB (B Shares)	6,328	108,053
Getinge AB (B Shares)	3,242	119,869
H&M Hennes & Mauritz AB (B Shares)	15,729	585,903
Hexagon AB (B Shares)	4,075	124,285
Husqvarna AB (B Shares)	6,792	40,784
Industrivarden AB Series C	2,007	36,087
Investment AB Kinnevik	3,393	102,444
Investor AB (B Shares)	7,453	224,340
Lundin Petroleum AB (a)	3,810	83,937
Nordea Bank AB	43,994	557,168
Ratos AB (B Shares)	2,919	26,041
Sandvik AB	17,621	222,893
Scania AB (B Shares)	5,525	115,109
Securitas AB (B Shares)	5,654	55,125
Skandinaviska Enskilda Banken AB (A Shares)	25,556	282,098
Skanska AB (B Shares)	6,616	124,846
SKF AB (B Shares)	6,636	184,069
Svenska Cellulosa AB (SCA) (B Shares)	9,826	260,041
Svenska Handelsbanken AB (A Shares)	8,301	376,962
Swedbank AB (A Shares)	15,153	365,449
Swedish Match Co. AB	3,500	130,750
Tele2 AB (B Shares)	5,060	64,821
Telefonaktiebolaget LM Ericsson (B Shares)	50,810	600,590
TeliaSonera AB	40,292	291,767
Volvo AB (B Shares)	25,139	370,636
TOTAL SWEDEN		6,446,409
Switzerland - 6.3%
ABB Ltd. (Reg.)	36,784	810,938
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd.	1,844	$ 122,541
Adecco SA (Reg.)	2,243	142,392
Aryzta AG	1,403	86,792
Baloise Holdings AG	818	88,920
Banque Cantonale Vaudoise (Bearer)	57	29,441
Barry Callebaut AG	41	39,762
Coca-Cola HBC AG	762	19,845
Coca-Cola HBC AG sponsored ADR	2,580	67,106
Compagnie Financiere Richemont SA Series A	8,734	855,044
Credit Suisse Group	25,096	737,164
Ems-Chemie Holding AG	120	42,077
Geberit AG (Reg.)	657	176,132
Givaudan SA	137	190,819
Holcim Ltd. (Reg.)	3,890	281,205
Julius Baer Group Ltd.	3,783	171,849
Kuehne & Nagel International AG	884	106,984
Lindt & Spruengli AG	1	45,589
Lindt & Spruengli AG (participation certificate)	23	90,365
Lonza Group AG	892	68,626
Nestle SA	53,836	3,643,746
Novartis AG	38,482	2,766,349
Pargesa Holding SA	397	28,420
Partners Group Holding AG	272	71,920
Roche Holding AG (participation certificate)	11,759	2,897,025
Schindler Holding AG:
(participation certificate)	791	113,250
(Reg.)	377	52,632
SGS SA (Reg.)	92	208,266
Sika AG (Bearer)	35	97,612
Sonova Holding AG Class B	833	91,991
Sulzer AG (Reg.)	380	56,870
Swatch Group AG (Bearer)	510	303,096
Swatch Group AG (Bearer) (Reg.)	762	78,674
Swiss Life Holding AG	551	98,953
Swiss Prime Site AG	881	64,829
Swiss Re Ltd.	5,895	469,460
Swisscom AG	397	177,383
Syngenta AG (Switzerland)	1,558	616,052
Transocean Ltd. (Switzerland)	6,033	285,336
UBS AG	60,988	1,200,917
Zurich Insurance Group AG	2,471	665,110
TOTAL SWITZERLAND		18,161,482
Common Stocks - continued
	Shares	Value
Taiwan - 2.4%
Acer, Inc. (a)	49,000	$ 36,184
Advanced Semiconductor Engineering, Inc.	96,916	79,435
Advantech Co. Ltd.	4,000	19,337
Asia Cement Corp.	31,360	39,363
ASUSTeK Computer, Inc.	11,000	96,083
AU Optronics Corp. (a)	157,000	56,534
Catcher Technology Co. Ltd.	12,000	52,009
Cathay Financial Holding Co. Ltd.	116,750	169,705
Cathay Financial Holding Co. Ltd. rights 9/2/13 (a)	3,091	783
Chang Hwa Commercial Bank	75,540	43,317
Cheng Shin Rubber Industry Co. Ltd.	24,260	80,395
Cheng Uei Precision Industries Co. Ltd.	8,029	16,275
Chicony Electronics Co. Ltd.	8,150	19,509
China Airlines Ltd. (a)	48,490	17,944
China Development Finance Holding Corp.	243,800	69,088
China Life Insurance Co. Ltd.	29,563	30,307
China Motor Co. Ltd.	11,000	9,278
China Petrochemical Development Corp.	21,750	11,131
China Steel Corp.	192,869	159,465
Chinatrust Financial Holding Co. Ltd.	206,179	136,101
Chunghwa Telecom Co. Ltd.	62,000	198,154
Clevo Co. Ltd.	6,161	11,461
Compal Electronics, Inc.	65,000	45,074
CTCI Corp.	10,000	18,003
Delta Electronics, Inc.	30,000	145,524
E.SUN Financial Holdings Co. Ltd.	77,150	51,442
Epistar Corp.	14,000	23,337
EVA Airways Corp. (a)	37,400	20,823
Evergreen Marine Corp. (Taiwan) (a)	36,000	20,163
Far Eastern Department Stores Co. Ltd.	19,160	18,269
Far Eastern Textile Ltd.	52,510	59,259
Far EasTone Telecommunications Co. Ltd.	26,000	66,224
Farglory Land Development Co. Ltd.	6,000	10,902
Feng Hsin Iron & Steel Co.	8,000	14,109
First Financial Holding Co. Ltd.	104,040	64,516
Formosa Chemicals & Fibre Corp.	54,590	135,770
Formosa International Hotel Corp.	1,000	12,835
Formosa Petrochemical Corp.	21,000	54,679
Formosa Plastics Corp.	68,480	172,142
Formosa Taffeta Co. Ltd.	17,000	15,926
Foxconn Technology Co. Ltd.	11,200	27,818
Fubon Financial Holding Co. Ltd.	111,398	156,355
Common Stocks - continued
	Shares	Value
Taiwan - continued
Giant Manufacturing Co. Ltd.	5,000	$ 37,840
Hermes Microvision, Inc.	1,000	31,005
Highwealth Construction Corp.	7,400	16,505
HIWIN Technologies Corp.	2,050	12,815
Hon Hai Precision Industry Co. Ltd. (Foxconn)	168,000	435,753
Hotai Motor Co. Ltd.	4,000	44,274
HTC Corp.	13,000	69,128
Hua Nan Financial Holdings Co. Ltd.	89,527	52,084
Innolux Corp. (a)	108,297	48,020
Inventec Corp.	34,280	25,829
Kinsus Interconnect Technology Corp.	5,000	17,836
Largan Precision Co. Ltd.	2,000	69,345
Lee Chang Yung Chemical Industry Corp.	11,216	15,238
LITE-ON Technology Corp.	34,055	57,903
MediaTek, Inc.	20,000	240,040
Mega Financial Holding Co. Ltd.	144,690	120,836
Merida Industry Co. Ltd.	3,000	20,003
Nan Ya Plastics Corp.	78,000	163,827
Nankang Rubber Tire Co. Ltd.	5,469	6,509
Novatek Microelectronics Corp.	9,000	39,757
Pegatron Corp. (a)	30,000	44,307
Phison Electronics Corp.	2,000	14,936
Pou Chen Corp.	32,000	32,752
Powertech Technology, Inc.	9,000	17,253
President Chain Store Corp.	10,000	74,512
Quanta Computer, Inc.	40,000	93,082
Radiant Opto-Electronics Corp.	6,241	19,579
Realtek Semiconductor Corp.	7,020	16,804
Ruentex Development Co. Ltd.	12,000	23,484
Ruentex Development Co. Ltd. rights 7/31/13 (a)	703	349
Ruentex Industries Ltd.	9,146	20,948
ScinoPharm Taiwan Ltd.	2,000	5,694
Shin Kong Financial Holding Co. Ltd. (a)	94,142	31,857
Siliconware Precision Industries Co. Ltd.	51,000	59,086
SIMPLO Technology Co. Ltd.	4,200	18,483
Sinopac Holdings Co.	97,821	49,245
Standard Foods Corp.	4,876	14,744
Synnex Technology International Corp.	18,000	22,624
Taishin Financial Holdings Co. Ltd.	96,970	45,099
Taiwan Business Bank	55,320	16,820
Taiwan Cement Corp.	54,000	65,981
Taiwan Cooperative Financial Holding Co. Ltd.	82,206	47,002
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	11,000	$ 26,881
Taiwan Glass Industry Corp.	21,225	19,919
Taiwan Mobile Co. Ltd.	28,600	103,931
Taiwan Semiconductor Manufacturing Co. Ltd.	411,000	1,397,287
TECO Electric & Machinery Co. Ltd.	29,000	31,615
Transcend Information, Inc.	4,000	11,602
Tripod Technology Corp.	8,000	16,669
TSRC Corp.	8,200	14,872
Tung Ho Steel Enterprise Corp.	7,000	5,928
U-Ming Marine Transport Corp.	5,000	7,568
Unified-President Enterprises Corp.	68,540	139,845
Unimicron Technology Corp.	17,000	15,614
United Microelectronics Corp.	198,000	88,537
Vanguard International Semiconductor Corp.	10,000	10,002
Walsin Lihwa Corp. (a)	66,000	19,319
Wan Hai Lines Ltd.	17,000	9,097
Wistron Corp.	33,600	32,037
WPG Holding Co. Ltd.	25,000	31,130
Yang Ming Marine Transport Corp. (a)	18,000	7,651
Yuanta Financial Holding Co. Ltd.	148,190	77,319
Yulon Motor Co. Ltd.	12,000	19,363
TOTAL TAIWAN		6,830,402
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	17,700	161,063
Airports of Thailand PCL (For. Reg.)	6,400	36,373
Bangkok Bank PCL	10,300	68,732
Bangkok Bank PCL (For. Reg.)	13,700	91,421
Bangkok Dusit Medical Service PCL (For. Reg.)	5,200	24,323
Bank of Ayudhya PCL (For. Reg.)	39,900	47,455
Banpu PCL (For. Reg.)	2,550	18,807
BEC World PCL (For. Reg.)	15,900	31,221
C.P. ALL PCL (For. Reg.)	71,900	80,348
Central Pattana PCL (For. Reg.)	25,200	34,598
Charoen Pokphand Foods PCL (For. Reg.)	42,500	37,995
Glow Energy PCL (For. Reg.)	9,400	20,559
Home Product Center PCL (For. Reg.)	33,500	12,621
Indorama Ventures PCL (For. Reg.)	25,900	14,720
IRPC Public Co. Ltd. (For. Reg.)	160,700	16,316
Kasikornbank PCL	11,800	70,453
Kasikornbank PCL (For. Reg.)	19,300	115,233
Krung Thai Bank PCL (For. Reg.)	62,855	35,522
Common Stocks - continued
	Shares	Value
Thailand - continued
Minor International PCL (For. Reg.)	21,200	$ 15,568
PTT Exploration and Production PCL (For. Reg.)	22,244	110,794
PTT Global Chemical PCL (For. Reg.)	27,039	56,979
PTT PCL (For. Reg.)	14,700	155,354
Siam Cement PCL	2,100	30,843
Siam Cement PCL (For. Reg.)	4,800	70,498
Siam Commercial Bank PCL (For. Reg.)	30,400	153,844
Siam Makro PCL (For. Reg.)	1,700	42,120
Thai Oil PCL (For. Reg.)	12,400	24,151
True Corp. PCL (For. Reg.) (a)	69,100	17,319
TOTAL THAILAND		1,595,230
Turkey - 0.4%
Akbank T.A.S.	32,228	123,855
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,730	51,443
Arcelik A/S	3,615	24,088
Bim Birlesik Magazalar A/S JSC	3,364	77,325
Coca-Cola Icecek A/S	1,002	28,208
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,851	12,207
Enka Insaat ve Sanayi A/S	8,225	22,772
Eregli Demir ve Celik Fabrikalari T.A.S.	23,950	23,876
Ford Otomotiv Sanayi A/S	1,426	20,404
Haci Omer Sabanci Holding A/S	14,284	71,274
Koc Holding A/S	10,905	48,105
Koza Altin Isletmeleri A/S	400	5,517
TAV Havalimanlari Holding A/S	2,501	15,696
Tofas Turk Otomobil Fabrikasi A/S	1,996	13,249
Tupras Turkiye Petrol Rafinelleri A/S	2,266	48,458
Turk Hava Yollari AO	8,319	35,064
Turk Sise ve Cam Fabrikalari A/S	4,811	6,909
Turk Telekomunikasyon A/S	7,846	28,288
Turkcell Iletisim Hizmet A/S (a)	12,409	71,969
Turkiye Garanti Bankasi A/S	40,568	158,840
Turkiye Halk Bankasi A/S	9,866	74,150
Turkiye Is Bankasi A/S Series C	25,113	66,676
Turkiye Vakiflar Bankasi TAO	10,551	23,054
Yapi ve Kredi Bankasi A/S	13,272	28,930
TOTAL TURKEY		1,080,357
United Kingdom - 14.3%
3I Group PLC	16,743	97,653
Aberdeen Asset Management PLC	16,646	97,315
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Admiral Group PLC	3,275	$ 69,899
Aggreko PLC	4,241	114,839
AMEC PLC	4,827	79,085
Anglo American PLC (United Kingdom)	23,414	501,509
Antofagasta PLC	6,612	88,716
ARM Holdings PLC	23,372	313,612
Associated British Foods PLC	5,899	174,452
AstraZeneca PLC (United Kingdom)	20,904	1,060,371
Aviva PLC	49,550	279,581
Babcock International Group PLC	5,875	105,014
BAE Systems PLC	54,704	371,071
Barclays PLC	204,499	893,453
BG Group PLC	56,858	1,026,266
BHP Billiton PLC	35,433	1,014,251
BP PLC	320,168	2,211,985
British American Tobacco PLC (United Kingdom)	32,197	1,717,607
British Land Co. PLC	15,802	143,632
British Sky Broadcasting Group PLC	17,989	226,589
BT Group PLC	131,925	682,604
Bunzl PLC	5,347	114,610
Burberry Group PLC	7,421	172,725
Capita Group PLC	10,837	171,947
Capital Shopping Centres Group PLC	11,079	56,730
Carnival PLC	2,984	114,866
Centrica PLC	86,692	515,652
Cobham PLC	16,985	74,311
Compass Group PLC	30,653	418,745
Croda International PLC	2,193	83,703
Diageo PLC	41,840	1,311,217
Direct Line Insurance Group PLC	14,284	49,283
easyJet PLC	2,681	57,588
Fresnillo PLC	2,918	45,677
G4S PLC (United Kingdom)	23,894	81,748
GKN PLC	27,197	144,848
GlaxoSmithKline PLC	82,087	2,100,084
Hammerson PLC	11,275	90,820
Hargreaves Lansdown PLC	3,481	51,922
HSBC Holdings PLC (United Kingdom)	308,850	3,506,513
ICAP PLC	9,434	58,382
IMI PLC	5,159	107,676
Imperial Tobacco Group PLC	16,355	548,854
Inmarsat PLC	7,917	82,319
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC	4,559	$ 132,292
Intertek Group PLC	2,721	125,214
Invensys PLC	10,895	82,257
Investec PLC	9,827	65,672
ITV PLC	62,490	160,276
J Sainsbury PLC	21,006	125,776
Johnson Matthey PLC	3,418	147,410
Kingfisher PLC	40,438	244,527
Land Securities Group PLC	13,062	188,572
Legal & General Group PLC	98,852	290,080
Lloyds Banking Group PLC (a)	765,222	796,724
London Stock Exchange Group PLC	2,967	71,043
Marks & Spencer Group PLC	26,592	194,782
Meggitt PLC	13,644	113,639
Melrose PLC	22,361	95,927
National Grid PLC	61,203	731,458
Next PLC	2,646	200,859
Old Mutual PLC	82,924	244,980
Pearson PLC	13,821	283,755
Persimmon PLC	5,260	98,902
Prudential PLC	42,766	759,516
Reckitt Benckiser Group PLC	10,772	766,743
Reed Elsevier PLC	20,079	259,329
Rexam PLC	13,177	98,584
Rio Tinto PLC	21,308	958,866
Rolls-Royce Group PLC	31,541	563,786
Royal & Sun Alliance Insurance Group PLC	58,106	110,492
Royal Bank of Scotland Group PLC (a)	35,747	172,622
Royal Dutch Shell PLC:
Class A (Netherlands)	9,623	328,474
Class A (United Kingdom)	53,411	1,822,446
Class B (United Kingdom)	43,735	1,546,924
SABMiller PLC	15,975	782,645
Sage Group PLC	19,161	102,166
Schroders PLC	1,571	58,672
Scottish & Southern Energy PLC	15,867	380,168
Segro PLC	13,063	61,762
Serco Group PLC	8,429	80,398
Severn Trent PLC	3,832	103,356
Smith & Nephew PLC	14,935	177,946
Smiths Group PLC	6,652	140,153
Standard Chartered PLC (United Kingdom)	40,348	935,729
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Life PLC	40,108	$ 231,427
Tate & Lyle PLC	7,983	101,889
Tesco PLC	134,295	750,380
The Weir Group PLC	3,637	118,900
Travis Perkins PLC	4,269	110,532
TUI Travel PLC	6,990	40,641
Tullow Oil PLC	15,400	243,175
Unilever PLC	21,349	866,950
United Utilities Group PLC	11,563	126,913
Vedanta Resources PLC	1,305	23,088
Vodafone Group PLC	817,921	2,449,736
Whitbread PLC	3,034	149,080
William Hill PLC	15,077	111,583
WM Morrison Supermarkets PLC	36,865	162,130
TOTAL UNITED KINGDOM		41,321,070
United States of America - 0.0%
Southern Copper Corp.	2,911	75,890
TOTAL COMMON STOCKS (Cost $259,202,155)		273,514,304
Nonconvertible Preferred Stocks - 1.8%

Brazil - 1.1%
AES Tiete SA (PN) (non-vtg.)	2,100	20,757
Banco Bradesco SA (PN)	36,090	438,202
Banco do Estado Rio Grande do Sul SA	2,300	15,365
Bradespar Sa (PN)	3,300	32,402
Braskem SA (PN-A)	2,100	16,183
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,900	10,576
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,100	93,146
Companhia de Bebidas das Americas (AmBev) (PN)	11,400	429,796
Companhia Energetica de Minas Gerais (CEMIG) (PN)	9,579	87,588
Companhia Energetica de Sao Paulo Series A	3,100	27,299
Companhia Paranaense de Energia-Copel (PN-B)	1,600	19,609
Gerdau SA (PN)	14,300	91,453
Itau Unibanco Holding SA	42,130	538,132
Itausa-Investimentos Itau SA (PN)	48,304	177,222
Klabin SA (PN) (non-vtg.)	8,300	40,311
Lojas Americanas SA (PN)	5,778	40,295
Marcopolo SA (PN)	3,900	22,138
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Metalurgica Gerdau SA (PN)	4,200	$ 33,562
Oi SA (PN)	10,448	19,189
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	69,900	499,122
Suzano Papel e Celulose SA	4,100	13,982
Telefonica Brasil SA	4,700	99,527
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	7,000	26,725
Vale SA (PN-A)	31,700	391,152
TOTAL BRAZIL		3,183,733
Chile - 0.0%
Embotelladora Andina SA Class B	3,532	18,559
Sociedad Quimica y Minera de Chile SA (PN-B)	1,624	46,775
TOTAL CHILE		65,334
Colombia - 0.1%
Banco Davivienda SA	2,080	25,337
BanColombia SA (PN)	5,082	72,954
Grupo Aval Acciones y Valores SA	19,751	14,281
Grupo de Inversiones Suramerica SA	1,683	33,647
Inversiones Argos SA	3,020	32,770
TOTAL COLOMBIA		178,989
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	818	62,192
FUCHS PETROLUB AG	633	47,487
Henkel AG & Co. KGaA	3,012	295,077
Porsche Automobil Holding SE (Germany)	2,519	214,608
ProSiebenSat.1 Media AG	1,827	74,958
RWE AG (non-vtg.)	711	21,358
Volkswagen AG	2,436	578,957
TOTAL GERMANY		1,294,637
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	108,906	57,388
Korea (South) - 0.1%
Hyundai Motor Co.	386	34,523
Hyundai Motor Co. Series 2	629	59,614
LG Chemical Ltd.	249	28,253
Samsung Electronics Co. Ltd.	340	247,201
TOTAL KOREA (SOUTH)		369,591
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.0%
AK Transneft OAO (a)	16	$ 38,450
Sberbank (Savings Bank of the Russian Federation)	24,295	55,045
Surgutneftegaz JSC	53,392	35,121
TOTAL RUSSIA		128,616
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,977,043)		5,278,288
Investment Companies - 0.1%

United States of America - 0.1%
iShares MSCI Canada Index ETF (Cost $337,209)	12,400	342,612
Government Obligations - 0.6%
Principal Amount
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.12% 8/15/13 to 12/12/13 (e) (Cost $1,699,657)	$ 1,700,000	1,699,816
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,885,706	6,885,706
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	184,237	184,237
TOTAL MONEY MARKET FUNDS (Cost $7,069,943)		7,069,943
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $274,286,007)		287,904,963
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,184,967
NET ASSETS - 100%		$ 289,089,930
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
82 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 7,065,530	$ 169,577
49 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	2,300,060	34,129
3 TME S&P/TSX 60 Index Contracts	Sept. 2013	416,571	13,047
TOTAL EQUITY INDEX CONTRACTS		$ 9,782,161	$ 216,753

The face value of futures purchased as a percentage of net assets is 3.4%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $469,860.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,614
Fidelity Securities Lending Cash Central Fund	6,264
Total	$ 13,878
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,687,712	$ 23,641,310	$ 6,046,402	$ -
Consumer Staples	29,438,486	19,410,463	10,028,023	-
Energy	26,213,992	15,280,684	10,933,308	-
Financials	74,314,777	57,359,384	16,955,199	194
Health Care	21,950,877	11,425,911	10,524,966	-
Industrials	30,554,165	27,356,640	3,177,499	20,026
Information Technology	17,354,047	11,215,397	5,963,130	175,520
Materials	23,881,805	18,486,923	5,394,882	-
Telecommunication Services	15,690,615	8,457,236	7,233,379	-
Utilities	9,706,116	8,739,809	966,307	-
Investment Companies	342,612	342,612	-	-
Government Obligations	1,699,816	-	1,699,816	-
Money Market Funds	7,069,943	7,069,943	-	-
Total Investments in Securities:	$ 287,904,963	$ 208,786,312	$ 78,922,911	$ 195,740
Derivative Instruments:
Assets
Futures Contracts	$ 216,753	$ 216,753	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $274,613,063. Net unrealized appreciation aggregated $13,291,900, of which $28,138,915 related to appreciated investment securities and $14,847,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

July 31, 2013

1.899285.103

SGX-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	44,787	$ 585,736
ALS Ltd. (e)	33,165	253,090
Alumina Ltd. (a)	225,543	196,309
Amcor Ltd.	102,075	971,634
AMP Ltd.	248,007	1,007,603
APA Group unit (e)	72,028	388,454
Asciano Ltd.	85,646	391,073
ASX Ltd.	16,424	512,266
Australia & New Zealand Banking Group Ltd.	226,957	6,071,049
Bendigo & Adelaide Bank Ltd.	36,301	348,479
BHP Billiton Ltd.	266,413	8,329,331
Boral Ltd.	66,228	252,403
Brambles Ltd.	129,998	1,060,986
Caltex Australia Ltd.	11,755	197,690
CFS Retail Property Trust unit	184,267	339,538
Coca-Cola Amatil Ltd.	46,969	542,502
Cochlear Ltd.	4,404	241,787
Commonwealth Bank of Australia	132,984	8,870,519
Computershare Ltd.	37,200	327,016
Crown Ltd.	31,766	365,477
CSL Ltd.	41,107	2,441,222
DEXUS Property Group unit	403,539	380,857
Echo Entertainment Group Ltd.	69,163	162,878
Federation Centres unit	109,443	230,192
Flight Centre Ltd.	4,616	188,161
Fortescue Metals Group Ltd.	136,047	447,566
Goodman Group unit	145,439	617,035
Harvey Norman Holdings Ltd. (e)	41,906	100,195
Iluka Resources Ltd.	33,794	334,741
Incitec Pivot Ltd.	141,138	333,647
Insurance Australia Group Ltd.	176,705	922,810
Leighton Holdings Ltd.	15,538	230,724
Lend Lease Group unit	47,775	376,606
Macquarie Group Ltd.	25,226	995,179
Metcash Ltd.	68,654	212,898
Mirvac Group unit	285,854	421,381
National Australia Bank Ltd.	193,372	5,428,162
Newcrest Mining Ltd.	65,405	718,993
Orica Ltd.	31,361	509,654
Origin Energy Ltd.	90,725	974,501
Qantas Airways Ltd. (a)	82,933	93,926
QBE Insurance Group Ltd.	99,172	1,462,800
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	168,156	$ 686,207
Ramsay Health Care Ltd.	11,596	383,881
Rio Tinto Ltd.	36,258	1,874,280
Santos Ltd.	81,278	998,686
SEEK Ltd.	25,131	213,014
Sonic Healthcare Ltd.	32,296	415,409
SP AusNet unit	162,751	172,621
Stockland Corp. Ltd. unit	186,122	598,919
Suncorp-Metway Ltd.	107,488	1,238,612
Sydney Airport unit	13,641	44,018
Tabcorp Holdings Ltd.	70,261	206,514
Tatts Group Ltd.	106,297	304,789
Telstra Corp. Ltd.	363,662	1,631,119
The GPT Group unit	149,399	491,491
Toll Holdings Ltd.	60,456	289,637
Transurban Group unit	114,458	697,530
Treasury Wine Estates Ltd.	57,689	247,342
Wesfarmers Ltd.	82,705	3,015,206
Westfield Group unit	176,948	1,784,538
Westfield Retail Trust unit	255,786	692,039
Westpac Banking Corp.	256,953	7,134,422
Whitehaven Coal Ltd.	48,037	84,845
Woodside Petroleum Ltd.	55,269	1,867,416
Woolworths Ltd.	101,775	3,048,129
WorleyParsons Ltd.	18,332	363,004
TOTAL AUSTRALIA		77,320,738
Austria - 0.2%
Andritz AG	5,637	304,092
Erste Group Bank AG	21,674	658,280
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	87,075	356,440
OMV AG	12,108	535,829
Osterreichische Elektrizitatswirtschafts AG	4,666	92,025
Raiffeisen International Bank-Holding AG	3,560	108,195
Telekom Austria AG	21,696	150,811
Vienna Insurance Group AG	2,765	142,998
Voestalpine AG	9,106	349,070
TOTAL AUSTRIA		2,697,740
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	120,078	591,481
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	84,434	$ 1,583,730
Glencore Xstrata PLC	833,154	3,517,134
Petrofac Ltd.	22,358	446,579
Randgold Resources Ltd.	7,167	528,037
Shire PLC	46,422	1,693,544
Wolseley PLC	22,655	1,084,235
WPP PLC	105,016	1,895,970
TOTAL BAILIWICK OF JERSEY		10,749,229
Belgium - 0.8%
Ageas	19,319	773,473
Anheuser-Busch InBev SA NV	66,690	6,413,004
Belgacom SA	11,754	288,111
Colruyt NV	6,113	348,719
Delhaize Group SA	8,506	561,234
Groupe Bruxelles Lambert SA	6,678	543,439
KBC Groupe SA	18,781	753,307
Solvay SA Class A	5,124	693,941
Telenet Group Holding NV	3,830	185,441
UCB SA	9,342	538,449
Umicore SA	10,068	453,587
TOTAL BELGIUM		11,552,705
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	246,000	294,035
Cheung Kong Infrastructure Holdings Ltd.	55,000	379,758
China Gas Holdings Ltd.	236,000	266,868
China Resources Gas Group Ltd.	68,000	169,921
Cosco Pacific Ltd.	165,360	232,403
Credicorp Ltd. (NY Shares)	5,544	658,572
First Pacific Co. Ltd.	198,078	223,986
GOME Electrical Appliances Holdings Ltd. (a)	737,000	74,122
Haier Electronics Group Co. Ltd.	74,000	133,390
Kerry Properties Ltd.	51,500	211,828
Kunlun Energy Co. Ltd.	282,000	415,241
Li & Fung Ltd.	476,000	629,708
Nine Dragons Paper (Holdings) Ltd.	140,000	88,633
Noble Group Ltd.	385,363	271,393
NWS Holdings Ltd.	128,654	197,404
Orient Overseas International Ltd.	20,000	111,017
Seadrill Ltd.	31,282	1,342,523
Shangri-La Asia Ltd.	130,000	204,497
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	214,000	$ 154,797
Yue Yuen Industrial (Holdings) Ltd.	70,500	194,076
TOTAL BERMUDA		6,254,172
Brazil - 1.4%
All America Latina Logistica SA	31,400	121,397
Anhanguera Educacional Participacoes SA	29,800	180,654
Banco Bradesco SA	48,000	650,141
Banco Bradesco SA (PN) sponsored ADR (e)	41,987	513,081
Banco do Brasil SA	40,500	402,453
Banco do Brasil SA sponsored ADR	5,600	56,224
Banco Santander SA (Brasil):
ADR	13,800	83,076
rights (a)	176,613	774
unit	68,200	406,865
BB Seguridade Participacoes SA	49,900	403,338
BM&F Bovespa SA	156,100	841,620
BR Malls Participacoes SA	32,000	283,622
BR Properties SA	17,900	148,294
Brasil Foods SA	44,700	952,252
Brasil Foods SA sponsored ADR (e)	9,700	207,871
CCR SA	75,500	592,391
Centrais Eletricas Brasileiras SA (Electrobras)	16,800	33,727
Cetip SA - Mercados Organizado	16,638	167,740
Cia.Hering SA	11,000	147,544
Cielo SA	27,165	669,673
Cielo SA sponsored ADR	2,880	72,461
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (e)	2,200	98,142
Companhia de Bebidas das Americas (AmBev)	11,200	422,157
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,300	502,474
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	218,476
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	86,520
Companhia de Saneamento de Minas Gerais	4,100	65,040
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (e)	9,874	91,433
Companhia Siderurgica Nacional SA (CSN)	50,700	146,010
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	11,400	33,060
Cosan SA Industria e Comercio	11,300	214,276
Common Stocks - continued
	Shares	Value
Brazil - continued
CPFL Energia SA	22,600	$ 209,124
Cyrela Brazil Realty SA	28,100	200,648
Drogasil SA	18,300	154,816
Duratex SA	18,942	108,437
Ecorodovias Infraestrutura e Logistica SA	12,300	86,534
Embraer SA	39,300	334,197
Embraer SA sponsored ADR	2,625	89,171
Energias do Brasil SA	16,300	84,381
Fibria Celulose SA (a)	14,295	159,157
Fibria Celulose SA sponsored ADR (a)(e)	7,900	87,532
Gerdau SA sponsored ADR (e)	17,150	108,731
Hypermarcas SA	28,600	206,977
Itau Unibanco Holding SA sponsored ADR	51,205	652,864
JBS SA	56,600	158,039
Kroton Educacional SA	17,500	249,304
Localiza Rent A Car SA	11,760	167,532
Lojas Americanas SA	11,500	70,320
Lojas Renner SA	9,900	262,108
M. Dias Branco SA	2,500	101,365
MPX Mineracao e Energia SA (a)	12,000	36,557
MPX Mineracao e Energia SA rights 8/8/13 (a)	2,572	519
MRV Engenharia e Participacoes SA	23,000	65,431
Multiplan Empreendimentos Imobiliarios SA	6,500	143,485
Multiplus SA	3,700	50,066
Natura Cosmeticos SA	13,600	273,926
Obrascon Huarte Lain Brasil SA	8,000	76,025
Odontoprev SA	20,000	81,969
OGX Petroleo e Gas Participacoes SA (a)	75,900	21,958
Petroleo Brasileiro SA - Petrobras:
(ON)	187,711	1,265,477
(PN) sponsored ADR (non-vtg.)	41,350	592,959
sponsored ADR (e)	30,750	419,430
Porto Seguro SA	9,000	101,387
Qualicorp SA (a)	14,500	106,143
Souza Cruz SA	32,400	390,274
Sul America SA unit	9,142	54,739
Telefonica Brasil SA sponsored ADR (e)	5,940	127,532
Terna Participacoes SA unit	7,600	76,055
TIM Participacoes SA	64,403	239,392
TIM Participacoes SA sponsored ADR	1,933	36,282
Totvs SA	8,900	140,443
Tractebel Energia SA	13,100	209,017
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	20,800	$ 493,708
Ultrapar Participacoes SA sponsored ADR	5,800	136,416
Vale SA	82,700	1,124,489
Vale SA:
(PN-A) sponsored ADR	32,200	396,382
sponsored ADR (e)	26,400	362,208
Weg SA	20,000	245,469
TOTAL BRAZIL		19,571,761
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	14,721	418,655
Agrium, Inc.	12,545	1,064,328
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,469	702,924
AltaGas Ltd. (e)	10,289	360,531
ARC Resources Ltd. (e)	25,654	646,907
ATCO Ltd. Class I (non-vtg.)	6,881	311,859
Athabasca Oil Corp. (a)	28,753	201,839
Bank of Montreal (e)	53,663	3,337,023
Bank of Nova Scotia	98,116	5,541,534
Barrick Gold Corp.	83,892	1,388,535
Baytex Energy Corp. (e)	9,688	393,330
BCE, Inc. (e)	21,390	886,130
Bell Aliant, Inc.	5,289	143,206
BlackBerry Ltd. (a)	39,086	345,129
Bombardier, Inc. Class B (sub. vtg.)	123,328	595,567
Bonavista Energy Corp. (e)	14,434	181,005
Brookfield Asset Management, Inc. Class A (e)	46,422	1,717,944
Brookfield Properties Corp. (e)	24,151	408,905
CAE, Inc.	22,861	260,416
Cameco Corp.	31,681	643,429
Canadian Imperial Bank of Commerce (e)	33,088	2,510,513
Canadian National Railway Co.	35,333	3,531,580
Canadian Natural Resources Ltd.	90,953	2,818,649
Canadian Oil Sands Ltd.	40,769	791,485
Canadian Pacific Railway Ltd.	14,420	1,770,806
Canadian Tire Ltd. Class A (non-vtg.)	6,535	537,828
Canadian Utilities Ltd. Class A (non-vtg.)	10,006	372,631
Catamaran Corp. (a)	16,740	881,739
Cenovus Energy, Inc.	62,868	1,861,985
CGI Group, Inc. Class A (sub. vtg.) (a)	16,968	586,471
CI Financial Corp.	12,593	380,451
Crescent Point Energy Corp. (e)	31,611	1,198,762
Common Stocks - continued
	Shares	Value
Canada - continued
Dollarama, Inc.	5,829	$ 420,703
Eldorado Gold Corp.	57,196	451,621
Empire Co. Ltd. Class A (non-vtg.)	2,835	222,831
Enbridge, Inc.	63,556	2,819,830
Encana Corp.	61,671	1,081,990
Enerplus Corp. (e)	16,086	261,392
Finning International, Inc.	14,595	314,039
First Capital Realty, Inc.	7,257	120,679
First Quantum Minerals Ltd.	47,282	759,569
Fortis, Inc. (e)	16,755	526,744
Franco-Nevada Corp.	12,025	512,096
George Weston Ltd.	4,260	361,090
Gildan Activewear, Inc.	9,147	408,235
Goldcorp, Inc.	67,947	1,916,488
Great-West Lifeco, Inc. (e)	24,086	697,652
H&R REIT/H&R Finance Trust	10,446	219,782
Husky Energy, Inc. (e)	28,453	819,987
IGM Financial, Inc.	8,094	384,644
Imperial Oil Ltd.	25,043	1,074,525
Industrial Alliance Insurance and Financial Services, Inc.	8,537	343,442
Intact Financial Corp.	11,289	663,975
Keyera Corp.	5,996	335,440
Kinross Gold Corp.	91,679	476,649
Loblaw Companies Ltd. (e)	9,919	473,304
Magna International, Inc. Class A (sub. vtg.)	19,288	1,475,097
Manulife Financial Corp.	151,098	2,661,243
MEG Energy Corp. (a)	12,267	374,662
Metro, Inc. Class A (sub. vtg.)	7,965	571,299
National Bank of Canada (e)	13,593	1,045,646
New Gold, Inc. (a)	36,201	262,934
Onex Corp. (sub. vtg.)	7,668	365,072
Open Text Corp.	4,690	331,464
Pacific Rubiales Energy Corp.	24,442	475,228
Pembina Pipeline Corp. (e)	24,557	769,155
Pengrowth Energy Corp. (e)	46,798	269,734
Penn West Petroleum Ltd.	40,756	482,120
Peyto Exploration & Development Corp. (e)	12,420	357,207
Potash Corp. of Saskatchewan, Inc.	71,965	2,087,973
Power Corp. of Canada (sub. vtg.) (e)	29,079	836,046
Power Financial Corp.	20,630	647,763
RioCan (REIT)	13,431	318,285
Rogers Communications, Inc. Class B (non-vtg.)	29,744	1,188,486
Common Stocks - continued
	Shares	Value
Canada - continued
Royal Bank of Canada (e)	119,735	$ 7,479,503
Saputo, Inc.	11,187	517,580
Shaw Communications, Inc. Class B (e)	30,673	762,420
Shoppers Drug Mart Corp.	16,486	981,199
Silver Wheaton Corp.	30,380	698,642
SNC-Lavalin Group, Inc.	12,509	520,041
Sun Life Financial, Inc. (e)	49,739	1,610,670
Suncor Energy, Inc.	126,566	3,999,934
Talisman Energy, Inc.	86,823	983,955
Teck Resources Ltd. Class B (sub. vtg.)	48,295	1,131,319
TELUS Corp. (a)	20,832	633,012
The Toronto-Dominion Bank	75,949	6,400,687
Thomson Reuters Corp. (e)	30,388	1,035,517
Tim Hortons, Inc.	4,141	239,474
Tim Hortons, Inc. (Canada)	8,305	480,867
Tourmaline Oil Corp. (a)	13,045	502,825
TransAlta Corp. (e)	20,038	276,057
TransCanada Corp.	58,638	2,679,273
Turquoise Hill Resources Ltd. (a)	32,791	131,215
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,865	2,399,897
Vermilion Energy, Inc.	7,489	401,683
Yamana Gold, Inc.	63,788	666,386
TOTAL CANADA		101,510,373
Cayman Islands - 0.9%
AAC Acoustic Technology Holdings, Inc.	56,000	260,663
Agile Property Holdings Ltd.	146,000	153,425
Anta Sports Products Ltd.	56,000	63,252
ASM Pacific Technology Ltd.	18,500	201,087
Belle International Holdings Ltd.	403,000	581,979
Bosideng International Holdings Ltd.	226,000	46,916
Chailease Holding Co. Ltd.	54,000	129,262
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	4,930
China Mengniu Dairy Co. Ltd.	117,000	468,416
China Resources Cement Holdings Ltd.	146,000	79,065
China Resources Land Ltd.	168,000	461,396
China Shanshui Cement Group Ltd.	147,000	58,568
China State Construction International Holdings Ltd.	160,000	254,990
Country Garden Holdings Co. Ltd.	331,786	187,377
Daphne Interl Holdings Ltd.	70,000	49,912
ENN Energy Holdings Ltd.	60,000	332,276
Evergrande Real Estate Group Ltd.	484,000	192,212
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
GCL-Poly Energy Holdings Ltd.	584,000	$ 149,095
Geely Automobile Holdings Ltd.	335,000	139,950
Golden Eagle Retail Group Ltd. (H Shares)	47,000	69,086
Greentown China Holdings Ltd.	49,000	97,297
Hengan International Group Co. Ltd.	59,500	653,644
Intime Department Store Group Co. Ltd.	64,000	66,099
Kingboard Chemical Holdings Ltd.	54,600	120,104
Lee & Man Paper Manufacturing Ltd.	164,000	106,787
Longfor Properties Co. Ltd.	114,500	175,095
MGM China Holdings Ltd.	71,200	205,183
MStar Semiconductor, Inc.	23,908	189,303
Parkson Retail Group Ltd.	85,500	33,955
Sands China Ltd.	204,000	1,103,435
Shenzhou International Group Holdings Ltd.	50,000	141,511
Shimao Property Holdings Ltd.	120,500	253,877
Shui On Land Ltd.	333,170	99,664
Sino Biopharmaceutical Ltd.	236,000	171,623
SOHO China Ltd.	152,000	124,452
Tencent Holdings Ltd.	85,100	3,860,202
Tingyi (Cayman Islands) Holding Corp.	164,000	405,580
TPK Holding Co. Ltd.	19,496	229,116
Uni-President China Holdings Ltd.	75,000	68,370
Want Want China Holdings Ltd.	494,000	668,807
Wynn Macau Ltd.	120,400	341,534
Yingde Gases Group Co. Ltd.	68,500	62,356
Zhen Ding Technology Holding Ltd.	13,230	29,817
Zhongsheng Group Holdings Ltd. Class H	44,500	46,132
TOTAL CAYMAN ISLANDS		13,137,800
Chile - 0.3%
AES Gener SA	171,287	111,669
Aguas Andinas SA	175,738	123,121
Banco de Chile	1,536,616	219,196
Banco de Credito e Inversiones	3,069	167,530
Banco Santander Chile	5,518,689	308,772
CAP SA	6,724	120,374
Cencosud SA	101,718	462,220
Colbun SA	674,529	173,932
Compania Cervecerias Unidas SA	8,421	113,815
Compania de Petroleos de Chile SA (COPEC)	39,364	510,962
CorpBanca SA	9,649,596	95,773
E-CL SA	35,227	54,501
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Electricidad SA	278,791	$ 367,851
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,328	187,165
Empresas CMPC SA	101,972	297,670
Enersis SA	1,609,881	485,142
LATAM Airlines Group SA	21,059	283,642
LATAM Airlines Group SA sponsored ADR	303	4,075
SACI Falabella	60,937	622,593
Vina Concha y Toro SA	28,981	52,452
TOTAL CHILE		4,762,455
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	1,809,000	732,408
Air China Ltd. (H Shares)	134,000	90,709
Aluminum Corp. of China Ltd. (H Shares) (a)	288,000	88,579
Anhui Conch Cement Co. Ltd. (H Shares)	110,000	325,507
AviChina Industry & Technology Co. Ltd.	144,000	77,054
Bank Communications Co. Ltd. (H Shares)	726,200	472,860
Bank of China Ltd. (H Shares)	6,329,024	2,652,190
BBMG Corp. (H Shares)	75,000	47,192
Beijing Capital International Airport Co. Ltd. (H Shares)	130,000	80,626
BYD Co. Ltd. (H Shares) (a)	40,000	156,532
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	68,134
China BlueChemical Ltd. (H Shares)	134,000	61,855
China CITIC Bank Corp. Ltd. (H Shares)	710,293	328,788
China Coal Energy Co. Ltd. (H Shares)	299,000	159,609
China Communications Construction Co. Ltd. (H Shares)	409,000	312,725
China Communications Services Corp. Ltd. (H Shares)	176,000	114,374
China Construction Bank Corp. (H Shares)	6,028,649	4,500,732
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	82,521
China International Marine Containers (Group) Ltd. (H Shares)	75,200	122,172
China Life Insurance Co. Ltd. (H Shares)	611,000	1,465,602
China Longyuan Power Grid Corp. Ltd. (H Shares)	208,000	219,114
China Merchants Bank Co. Ltd. (H Shares)	331,980	558,180
China Minsheng Banking Corp. Ltd. (H Shares)	423,800	428,412
China National Building Materials Co. Ltd. (H Shares)	228,000	205,787
China Oilfield Services Ltd. (H Shares)	132,000	297,168
China Pacific Insurance Group Co. Ltd. (H Shares)	224,800	752,174
China Petroleum & Chemical Corp. (H Shares)	2,141,800	1,590,777
China Railway Construction Corp. Ltd. (H Shares)	142,000	144,461
China Railway Group Ltd. (H Shares)	290,000	155,926
China Shenhua Energy Co. Ltd. (H Shares)	276,000	797,153
Common Stocks - continued
	Shares	Value
China - continued
China Shipping Container Lines Co. Ltd. (H Shares) (a)	239,000	$ 57,935
China Southern Airlines Ltd. (H Shares)	230,000	85,113
China Telecom Corp. Ltd. (H Shares)	1,158,000	575,103
China Vanke Co. Ltd. (B Shares)	122,600	222,892
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	163,000	66,624
CITIC Securities Co. Ltd. (H Shares)	103,500	194,573
CSR Corp. Ltd. (H Shares)	135,000	89,993
Datang International Power Generation Co. Ltd. (H Shares)	208,000	93,868
Dongfeng Motor Group Co. Ltd. (H Shares)	226,000	303,058
Great Wall Motor Co. Ltd. (H Shares)	83,000	387,410
Guangzhou Automobile Group Co. Ltd. (H Shares)	205,376	199,402
Guangzhou R&F Properties Co. Ltd. (H Shares)	59,200	92,056
Haitong Securities Co. Ltd. (H Shares) (a)	85,600	110,261
Huaneng Power International, Inc. (H Shares)	290,000	302,414
Industrial & Commercial Bank of China Ltd. (H Shares)	6,167,008	4,055,359
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	99,200	226,474
Jiangsu Expressway Co. Ltd. (H Shares)	114,000	118,474
Jiangxi Copper Co. Ltd. (H Shares)	104,000	175,398
New China Life Insurance Co. Ltd. (H Shares)	41,800	112,374
People's Insurance Co. of China Group	307,000	137,753
PetroChina Co. Ltd. (H Shares)	1,762,000	2,058,233
PICC Property & Casualty Co. Ltd. (H Shares)	270,020	300,811
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	157,000	1,016,220
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	148,000	139,878
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	65,960
Shanghai Pharma Holding Co. Ltd. (H Shares)	48,200	100,184
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	172,000	53,004
Sinopharm Group Co. Ltd. (H Shares)	83,600	228,521
Tsingtao Brewery Co. Ltd. (H Shares)	28,000	213,910
Weichai Power Co. Ltd. (H Shares)	42,200	139,840
Wumart Stores, Inc. (H Shares)	39,000	72,915
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	19,600	71,343
Yanzhou Coal Mining Co. Ltd. (H Shares)	136,000	93,272
Zhaojin Mining Industry Co. Ltd. (H Shares)	69,000	46,263
Zhejiang Expressway Co. Ltd. (H Shares)	138,000	117,260
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	33,000	87,440
Zijin Mining Group Co. Ltd. (H Shares)	423,000	90,538
ZTE Corp. (H Shares)	52,680	91,563
TOTAL CHINA		29,683,010
Colombia - 0.2%
Almacenes Exito SA	16,189	266,064
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA	16,261	$ 230,001
Cementos Argos SA	29,086	132,785
Cemex Latam Holdings SA	14,025	113,251
Corp. Financiera Colombiana SA	7,918	154,620
Corp. Financiera Colombiana SA (RFD) (a)	159	3,076
Ecopetrol SA	417,393	954,954
Grupo de Inversiones Suramerica SA	17,520	345,638
Interconexion Electrica SA ESP	31,092	131,933
Inversiones Argos SA	27,364	301,838
Isagen SA	54,439	78,150
TOTAL COLOMBIA		2,712,310
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	13,471	320,464
Komercni Banka A/S	1,240	241,583
Telefonica Czech Rep A/S	8,041	120,339
TOTAL CZECH REPUBLIC		682,386
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	49	363,025
Series B	107	839,313
Carlsberg A/S Series B	8,781	870,383
Coloplast A/S Series B	8,573	501,140
Danske Bank A/S (a)	55,539	1,023,719
DSV de Sammensluttede Vognmaend A/S	14,904	390,933
Novo Nordisk A/S:
Series B	32,810	5,566,742
Series B sponsored ADR	1,000	168,920
Novozymes A/S Series B	19,679	674,548
TDC A/S	62,435	546,338
Tryg A/S	2,085	189,182
William Demant Holding A/S (a)	2,358	207,683
TOTAL DENMARK		11,341,926
Egypt - 0.1%
Commercial International Bank Ltd.	43,641	221,014
Commercial International Bank Ltd. sponsored GDR	2,426	11,858
Orascom Construction Industries SAE (a)	5,639	193,759
Orascom Construction Industries SAE GDR (a)	2,427	82,518
Orascom Telecom Holding SAE (a)	226,705	144,122
Common Stocks - continued
	Shares	Value
Egypt - continued
Talaat Moustafa Group Holding (a)	53,119	$ 35,894
Telecom Egypt SAE	24,076	46,089
TOTAL EGYPT		735,254
Finland - 0.5%
Elisa Corp. (A Shares)	11,229	241,257
Fortum Corp.	37,535	741,530
Kesko Oyj	5,480	172,124
Kone Oyj (B Shares)	13,053	970,707
Metso Corp.	10,021	352,883
Neste Oil Oyj	9,559	138,486
Nokia Corp. (a)	312,060	1,233,708
Nokian Tyres PLC	9,904	439,939
Orion Oyj (B Shares)	9,203	225,153
Pohjola Bank PLC (A Shares)	12,557	216,165
Sampo Oyj (A Shares)	34,697	1,521,406
Stora Enso Oyj (R Shares)	43,932	325,831
UPM-Kymmene Corp.	41,256	460,210
Wartsila Corp.	14,908	674,714
TOTAL FINLAND		7,714,113
France - 6.4%
Accor SA	13,706	517,110
Aeroports de Paris	2,607	269,307
Air Liquide SA	14,520	1,927,419
Air Liquide SA (a)	7,697	1,021,718
Alstom SA	17,586	594,715
Arkema SA	5,341	535,392
Atos Origin SA	4,634	348,375
AXA SA	148,755	3,280,130
BIC SA	2,290	254,078
BNP Paribas SA	82,538	5,340,338
Bouygues SA	16,521	482,872
Bureau Veritas SA	18,264	542,078
Cap Gemini SA	11,592	634,591
Carrefour SA	50,341	1,545,024
Casino Guichard Perrachon SA	4,872	501,017
Christian Dior SA	4,546	804,958
CNP Assurances	12,470	211,018
Compagnie de St. Gobain	32,823	1,521,763
Compagnie Generale de Geophysique SA (a)	12,569	317,307
Credit Agricole SA (a)	85,832	819,631
Common Stocks - continued
	Shares	Value
France - continued
Danone SA	47,489	$ 3,752,713
Dassault Systemes SA	5,000	657,060
Edenred SA	17,324	555,087
EDF SA	11,371	333,635
EDF SA (a)	9,060	265,828
Essilor International SA	16,960	1,897,526
Eurazeo SA	2,248	144,462
Eutelsat Communications	11,920	333,251
Fonciere Des Regions	2,292	187,706
France Telecom SA	154,817	1,526,969
GDF Suez	110,556	2,319,423
Gecina SA	2,006	246,106
Groupe Eurotunnel SA	44,150	346,536
ICADE	2,150	194,011
Iliad SA	1,949	459,842
Imerys	2,487	164,271
JCDecaux SA	5,026	161,275
Kering SA	6,300	1,442,405
Klepierre SA	7,695	333,625
L'Oreal SA	11,023	1,846,987
L'Oreal SA	2,895	485,079
L'Oreal SA (a)	6,036	1,011,378
Lafarge SA	2,505	160,178
Lafarge SA (a)	4,998	319,588
Lafarge SA (Bearer)	8,084	516,917
Lagardere S.C.A. (Reg.)	9,025	285,572
Legrand SA	21,140	1,095,414
LVMH Moet Hennessy - Louis Vuitton SA	21,086	3,833,273
Michelin CGDE Series B	14,928	1,498,992
Natixis SA	73,158	373,244
Pernod Ricard SA	17,698	2,107,236
Publicis Groupe SA	14,421	1,163,377
Remy Cointreau SA	2,303	238,425
Renault SA	16,021	1,261,122
Rexel SA	13,103	317,865
Safran SA	20,980	1,231,980
Sanofi SA	99,140	10,378,349
Schneider Electric SA	43,954	3,497,342
SCOR SE	12,860	411,027
Societe Generale Series A	57,790	2,322,957
Sodexo SA	7,786	711,188
Common Stocks - continued
	Shares	Value
France - continued
Suez Environnement SA	23,981	$ 339,928
Technip SA	8,676	957,419
Thales SA	7,155	368,848
Total SA	176,516	9,406,265
Unibail-Rodamco	7,977	1,933,013
Vallourec SA	9,066	535,144
Veolia Environnement SA	28,843	388,297
VINCI SA	38,840	2,097,318
Vivendi SA	99,109	2,117,506
Wendel SA	2,587	299,008
Zodiac Aerospace	2,832	411,605
TOTAL FRANCE		90,712,413
Germany - 5.6%
adidas AG	17,486	1,949,398
Allianz AG	37,863	5,903,486
Axel Springer Verlag	2,800	146,019
BASF AG	76,286	6,765,129
Bayer AG	68,652	7,977,779
Bayerische Motoren Werke AG (BMW)	27,757	2,717,423
Beiersdorf AG	8,591	794,547
Brenntag AG	4,167	684,631
Celesio AG	5,991	135,492
Commerzbank AG (a)	79,745	681,939
Continental AG	9,159	1,442,666
Daimler AG (Germany)	79,908	5,551,279
Deutsche Bank AG	84,780	3,824,714
Deutsche Boerse AG	16,167	1,143,783
Deutsche Lufthansa AG (a)	20,088	402,197
Deutsche Post AG	75,342	2,111,872
Deutsche Telekom AG	233,191	2,837,944
E.ON AG	150,116	2,547,261
Fraport AG Frankfurt Airport Services Worldwide	3,153	204,382
Fresenius Medical Care AG & Co. KGaA	17,923	1,131,735
Fresenius SE & Co. KGaA	10,449	1,318,910
GEA Group AG	15,599	643,627
Hannover Reins Corp.	4,678	347,887
HeidelbergCement Finance AG	11,726	900,726
Henkel AG & Co. KGaA	10,738	891,974
Hochtief AG	2,232	170,084
Hugo Boss AG	2,751	319,061
Infineon Technologies AG	91,715	809,435
Common Stocks - continued
	Shares	Value
Germany - continued
K&S AG	13,976	$ 344,435
Kabel Deutschland Holding AG	7,284	821,541
Lanxess AG	7,322	457,867
Linde AG	15,375	2,961,758
MAN SE	3,236	368,767
Merck KGaA	5,338	882,705
Metro AG	10,327	356,034
Muenchener Rueckversicherungs AG	14,909	2,959,261
OSRAM Licht AG (a)	6,365	248,103
RWE AG	40,345	1,213,814
SAP AG	76,567	5,610,178
Siemens AG	65,740	7,220,307
Suedzucker AG (Bearer)	7,477	244,050
Telefonica Deutschland Holding AG	24,865	170,159
Thyssenkrupp AG (a)	30,911	672,352
United Internet AG	8,377	273,705
Volkswagen AG	2,222	505,926
TOTAL GERMANY		79,666,342
Greece - 0.0%
Greek Organization of Football Prognostics SA	20,722	186,081
Hellenic Telecommunications Organization SA (a)	20,000	180,928
TOTAL GREECE		367,009
Hong Kong - 2.7%
AIA Group Ltd.	1,000,200	4,739,459
Bank of East Asia Ltd.	108,289	406,314
Beijing Enterprises Holdings Ltd.	42,500	284,133
BOC Hong Kong (Holdings) Ltd.	301,000	945,040
Cathay Pacific Airways Ltd.	83,000	153,680
Cheung Kong Holdings Ltd.	116,000	1,630,306
China Agri-Industries Holdings Ltd.	191,382	88,836
China Everbright International	177,000	161,353
China Everbright Ltd.	68,000	96,271
China Insurance International Holdings Co. Ltd. (a)	62,000	86,178
China Merchant Holdings International Co. Ltd.	88,308	276,119
China Mobile Ltd.	502,500	5,345,575
China Overseas Grand Oceans Group Ltd.	58,000	68,877
China Overseas Land and Investment Ltd.	342,000	985,572
China Resources Enterprise Ltd.	108,000	333,514
China Resources Power Holdings Co. Ltd.	166,000	386,554
China Unicom Ltd.	402,000	591,557
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CITIC Pacific Ltd.	126,000	$ 136,794
CLP Holdings Ltd.	148,500	1,231,181
CNOOC Ltd.	1,496,000	2,703,764
Dah Chong Hong Holdings Ltd.	58,000	43,899
Far East Horizon Ltd.	102,000	66,417
Fosun International Ltd.	133,500	101,215
Franshion Properties China Ltd.	246,000	78,663
Fushan International Energy Group Ltd.	244,000	79,911
Galaxy Entertainment Group Ltd. (a)	174,000	916,486
Guangdong Investment Ltd.	182,000	147,372
Hang Lung Properties Ltd.	189,000	612,893
Hang Seng Bank Ltd.	64,600	988,707
Henderson Land Development Co. Ltd.	86,626	540,603
HKT Trust / HKT Ltd. unit	170,000	166,370
Hong Kong & China Gas Co. Ltd.	478,177	1,225,715
Hong Kong Exchanges and Clearing Ltd.	91,145	1,416,134
Hopewell Holdings Ltd.	41,500	131,634
Hutchison Whampoa Ltd.	177,000	1,998,085
Hysan Development Co. Ltd.	54,434	231,265
Lenovo Group Ltd.	544,000	495,910
Link (REIT)	193,602	947,341
MTR Corp. Ltd.	129,465	481,596
New World Development Co. Ltd.	326,273	477,066
New World Development Co. Ltd. rights (a)	3,628	0
PCCW Ltd.	293,000	133,360
Poly (Hong Kong) Investments Ltd.	218,000	118,338
Power Assets Holdings Ltd.	116,500	1,046,241
Shanghai Industrial Holdings Ltd.	38,000	118,082
Sino Land Ltd.	263,170	371,905
Sino-Ocean Land Holdings Ltd.	201,641	103,218
SJM Holdings Ltd.	169,000	423,611
Sun Art Retail Group Ltd.	209,000	290,502
Sun Hung Kai Properties Ltd.	132,547	1,768,866
Swire Pacific Ltd. (A Shares)	55,000	648,886
Swire Properties Ltd.	90,800	266,935
Wharf Holdings Ltd.	127,000	1,093,049
Wheelock and Co. Ltd.	73,000	380,267
Yuexiu Property Co. Ltd.	374,000	94,518
TOTAL HONG KONG		38,656,137
Hungary - 0.0%
Magyar Telekom PLC	27,383	37,605
Common Stocks - continued
	Shares	Value
Hungary - continued
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,445	$ 258,752
OTP Bank PLC	17,738	357,118
TOTAL HUNGARY		653,475
India - 1.3%
ABB Ltd. India	4	33
ACC Ltd.	3,816	73,589
Adani Enterprises Ltd. (a)	13,112	37,706
Aditya Birla Nuvo Ltd.	1,956	37,453
Ambuja Cements Ltd.	61,102	168,180
Apollo Hospitals Enterprise Ltd.	5,548	85,529
Asian Paints India Ltd.	20,760	173,162
Axis Bank Ltd.	23,164	393,794
Bajaj Auto Ltd.	7,515	238,923
Bank of Baroda	6,977	64,387
Bank of India	7,137	21,661
Bharat Heavy Electricals Ltd.	39,711	103,299
Bharat Petroleum Corp. Ltd.	12,619	67,133
Bharti Airtel Ltd.	50,894	288,111
Cairn India Ltd.	39,830	193,178
Canara Bank (a)	5,810	26,150
Cipla Ltd.	27,491	180,834
Coal India Ltd.	36,105	167,042
Dabur India Ltd.	33,587	89,080
Divi's Laboratories Ltd.	2,500	38,481
DLF Ltd.	30,345	74,697
Dr. Reddy's Laboratories Ltd.	8,773	327,460
GAIL India Ltd.	26,355	130,443
Godrej Consumer Products Ltd.	9,645	126,413
HCL Technologies Ltd.	15,685	241,648
HDFC Bank Ltd.	131,928	1,322,443
Hero Motocorp Ltd.	2,731	81,650
Hindalco Industries Ltd.	104,978	155,427
Hindustan Unilever Ltd.	70,801	712,664
Housing Development Finance Corp. Ltd.	123,235	1,620,959
ICICI Bank Ltd.	37,282	556,794
Idea Cellular Ltd. (a)	53,208	147,720
Indiabulls Wholesale Services Ltd.	510	105
Infosys Ltd.	38,348	1,882,080
Infrastructure Development Finance Co. Ltd.	75,481	135,817
ITC Ltd.	187,232	1,051,305
Jaiprakash Associates Ltd.	59,301	35,227
Common Stocks - continued
	Shares	Value
India - continued
Jindal Steel & Power Ltd. (a)	27,005	$ 88,663
JSW Steel Ltd. (a)	5,715	53,145
Kotak Mahindra Bank Ltd.	25,793	276,494
Larsen & Toubro Ltd.	24,615	342,660
LIC Housing Finance Ltd. (a)	21,441	58,381
Lupin Ltd.	10,224	146,358
Mahindra & Mahindra Ltd.	27,157	406,719
Mundra Port and SEZ Ltd.	33,001	67,922
NTPC Ltd.	80,897	173,745
Oil & Natural Gas Corp. Ltd.	58,809	280,926
Oil India Ltd.	8,730	74,195
Piramal Enterprises Ltd.	3,964	36,204
Power Finance Corp. Ltd.	15,566	27,651
Power Grid Corp. of India Ltd.	87,180	144,834
Ranbaxy Laboratories Ltd. (a)	8,041	37,856
Reliance Capital Ltd.	8,828	49,772
Reliance Communication Ltd. (a)	47,511	108,989
Reliance Industries Ltd.	109,069	1,562,955
Reliance Infrastructure Ltd. (a)	7,701	43,216
Reliance Power Ltd. (a)	42,783	51,321
Rural Electrification Corp. Ltd.	21,527	56,068
Sesa Goa Ltd.	26,615	55,915
Shriram Transport Finance Co. Ltd.	13,201	137,184
Siemens India Ltd.	5,320	44,746
Smithkline Beecham Consumer Healthcare Ltd.	700	53,740
State Bank of India	11,247	315,740
Sterlite Industries (India) Ltd.	132,469	163,352
Sun Pharmaceutical Industries Ltd.	49,506	459,876
Tata Consultancy Services Ltd.	38,450	1,147,087
Tata Motors Ltd.	57,495	274,399
Tata Power Co. Ltd.	71,000	102,729
Tata Steel Ltd.	21,108	74,817
Tech Mahindra Ltd. (a)	5,490	112,434
Titan Industries Ltd.	16,875	73,040
Ultratech Cemco Ltd.	4,917	148,399
Unitech Ltd. (a)	119,659	32,346
United Breweries Ltd. (a)	4,000	45,367
United Spirits Ltd. (a)	6,857	268,714
Wipro Ltd.	45,279	321,469
Wockhardt Ltd. (a)	1,500	11,545
Zee Entertainment Enterprises Ltd. (a)	33,830	137,366
TOTAL INDIA		19,118,916
Common Stocks - continued
	Shares	Value
Indonesia - 0.6%
PT Adaro Energy Tbk	1,014,000	$ 69,064
PT Astra Agro Lestari Tbk	24,000	36,312
PT Astra International Tbk	1,721,000	1,088,446
PT Bank Central Asia Tbk	1,055,000	1,067,576
PT Bank Danamon Indonesia Tbk Series A	284,213	143,800
PT Bank Mandiri (Persero) Tbk	822,000	711,827
PT Bank Negara Indonesia (Persero) Tbk	574,989	239,171
PT Bank Rakyat Indonesia Tbk	923,000	740,915
PT Bumi Resources Tbk	1,063,500	52,774
PT Bumi Serpong Damai Tbk	500,000	76,867
PT Charoen Pokphand Indonesia Tbk	640,000	267,770
PT Global Mediacom Tbk	587,500	131,477
PT Gudang Garam Tbk	43,000	177,188
PT Indo Tambangraya Megah Tbk	29,500	69,462
PT Indocement Tunggal Prakarsa Tbk	130,500	264,746
PT Indofood Sukses Makmur Tbk	354,500	224,204
PT Indofood Sukses Makmur Tbk	93,500	101,893
PT Indosat Tbk	103,500	50,353
PT Jasa Marga Tbk	152,500	79,385
PT Kalbe Farma Tbk	1,960,000	272,712
PT Lippo Karawaci Tbk	1,520,000	189,307
PT Media Nusantara Citra Tbk	300,000	90,489
PT Perusahaan Gas Negara Tbk Series B	924,500	530,728
PT Semen Gresik (Persero) Tbk	253,000	374,177
PT Tambang Batubbara Bukit Asam Tbk	57,000	55,184
PT Telkomunikasi Indonesia Tbk Series B	772,000	893,118
PT Unilever Indonesia Tbk	122,500	379,032
PT United Tractors Tbk	125,212	204,677
PT XL Axiata Tbk	175,500	76,843
TOTAL INDONESIA		8,659,497
Ireland - 0.2%
Bank of Ireland (a)	1,707,427	384,723
CRH PLC	60,796	1,277,625
Elan Corp. PLC (a)	41,884	640,507
James Hardie Industries PLC CDI	34,668	287,931
Kerry Group PLC Class A	12,481	767,109
Ryanair Holdings PLC	5,111	47,278
Ryanair Holdings PLC sponsored ADR	1,650	85,008
TOTAL IRELAND		3,490,181
Common Stocks - continued
	Shares	Value
Isle of Man - 0.0%
Genting Singapore PLC	503,000	$ 524,433
Israel - 0.3%
Bank Hapoalim BM (Reg.)	92,503	443,302
Bank Leumi le-Israel BM (a)	99,074	333,022
Bezeq Israeli Telecommunication Corp. Ltd.	174,373	281,615
Delek Group Ltd.	295	83,268
Israel Chemicals Ltd.	39,096	312,413
Israel Corp. Ltd. (Class A) (a)	256	120,313
Mellanox Technologies Ltd. (a)	2,500	113,354
Mizrahi Tefahot Bank Ltd. (a)	9,726	103,863
NICE Systems Ltd.	1,774	68,664
NICE Systems Ltd. sponsored ADR	2,788	107,923
Teva Pharmaceutical Industries Ltd.	50,317	1,999,777
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,314	806,466
TOTAL ISRAEL		4,773,980
Italy - 1.4%
Assicurazioni Generali SpA	97,732	1,925,563
Atlantia SpA	28,750	545,410
Banca Monte dei Paschi di Siena SpA (a)(e)	614,641	167,953
Enel Green Power SpA	139,117	309,259
Enel SpA	551,920	1,838,554
ENI SpA	211,016	4,660,740
EXOR SpA	6,253	205,638
Fiat Industrial SpA	71,758	883,512
Fiat SpA (a)	73,184	583,188
Finmeccanica SpA (a)	30,217	157,902
Intesa Sanpaolo SpA	970,118	1,840,391
Luxottica Group SpA	13,765	729,268
Mediobanca SpA	43,443	266,663
Pirelli & C SpA	19,593	257,528
Prysmian SpA	15,964	324,512
Saipem SpA	21,719	463,747
Snam Rete Gas SpA	163,168	770,166
Telecom Italia SpA	828,327	568,240
Terna SpA	124,335	554,120
UniCredit SpA	361,952	1,970,391
Unione di Banche Italiane SCPA	68,880	292,497
TOTAL ITALY		19,315,242
Japan - 15.1%
ABC-MART, Inc.	1,800	81,258
Common Stocks - continued
	Shares	Value
Japan - continued
ACOM Co. Ltd. (a)	3,960	$ 122,145
Advantest Corp.	13,300	174,010
AEON Co. Ltd.	50,400	693,894
AEON Financial Service Co. Ltd.	5,200	151,735
AEON Mall Co. Ltd.	10,120	252,406
Air Water, Inc.	11,000	161,557
Aisin Seiki Co. Ltd.	16,100	639,659
Ajinomoto Co., Inc.	50,000	698,601
Alfresa Holdings Corp.	3,900	193,785
All Nippon Airways Ltd.	104,000	214,564
Amada Co. Ltd.	26,000	187,213
Aozora Bank Ltd.	94,000	290,900
Asahi Glass Co. Ltd.	88,000	570,728
Asahi Group Holdings	31,900	814,198
Asahi Kasei Corp.	110,000	697,682
Asics Corp.	12,900	217,262
Astellas Pharma, Inc.	37,000	1,983,965
Bank of Kyoto Ltd.	29,000	232,213
Bank of Yokohama Ltd.	100,000	549,484
Benesse Holdings, Inc.	5,400	186,416
Bridgestone Corp.	54,300	1,929,976
Brother Industries Ltd.	20,800	231,560
Calbee, Inc.	1,300	125,207
Canon, Inc. (e)	94,300	2,908,604
Casio Computer Co. Ltd.	16,700	149,244
Central Japan Railway Co.	12,000	1,473,190
Chiba Bank Ltd.	64,000	443,836
Chiyoda Corp.	11,000	130,773
Chubu Electric Power Co., Inc.	52,000	722,296
Chugai Pharmaceutical Co. Ltd.	19,400	385,385
Chugoku Electric Power Co., Inc.(THE)	23,700	348,807
Citizen Holdings Co. Ltd.	18,700	107,146
Coca-Cola West Co. Ltd.	5,300	103,066
Cosmo Oil Co. Ltd. (a)	41,000	76,213
Credit Saison Co. Ltd.	12,400	278,750
Dai Nippon Printing Co. Ltd.	48,000	428,475
Dai-ichi Mutual Life Insurance Co.	720	983,189
Daicel Chemical Industries Ltd.	22,000	189,868
Daido Steel Co. Ltd.	20,000	116,229
Daihatsu Motor Co. Ltd.	15,000	330,303
Daiichi Sankyo Kabushiki Kaisha	56,800	926,459
Daikin Industries Ltd.	19,600	816,750
Common Stocks - continued
	Shares	Value
Japan - continued
Dainippon Sumitomo Pharma Co. Ltd.	14,600	$ 194,150
Daito Trust Construction Co. Ltd.	6,200	567,378
Daiwa House Industry Co. Ltd.	43,000	791,839
Daiwa Securities Group, Inc.	138,000	1,178,307
DeNA Co. Ltd. (e)	8,000	152,058
DENSO Corp.	40,400	1,840,302
Dentsu, Inc.	15,700	501,900
Don Quijote Co. Ltd.	4,300	225,299
East Japan Railway Co.	28,000	2,256,358
Eisai Co. Ltd.	21,200	897,498
Electric Power Development Co. Ltd.	9,600	318,170
FamilyMart Co. Ltd.	5,200	229,701
Fanuc Corp.	15,900	2,413,175
Fast Retailing Co. Ltd.	4,400	1,507,711
Fuji Electric Co. Ltd.	47,000	176,172
Fuji Heavy Industries Ltd.	49,000	1,212,113
Fujifilm Holdings Corp.	38,400	844,400
Fujitsu Ltd.	151,000	579,879
Fukuoka Financial Group, Inc.	60,000	270,861
Furukawa Electric Co. Ltd.	46,000	111,347
GREE, Inc. (e)	8,000	64,876
GungHo Online Entertainment, Inc. (a)	310	253,294
Gunma Bank Ltd.	35,000	198,396
Hakuhodo DY Holdings, Inc.	1,970	135,813
Hamamatsu Photonics K.K.	6,000	208,661
Hankyu Hanshin Holdings, Inc.	96,000	550,056
Hino Motors Ltd.	22,000	338,617
Hirose Electric Co. Ltd.	2,500	334,236
Hiroshima Bank Ltd.	40,000	166,684
Hisamitsu Pharmaceutical Co., Inc.	5,000	275,763
Hitachi Chemical Co. Ltd.	7,700	129,841
Hitachi Construction Machinery Co. Ltd.	10,000	197,630
Hitachi High-Technologies Corp.	4,600	100,635
Hitachi Ltd.	403,000	2,708,344
Hitachi Metals Ltd.	18,000	216,750
Hokkaido Electric Power Co., Inc. (a)	16,500	215,877
Hokuhoku Financial Group, Inc.	95,000	179,502
Hokuriku Electric Power Co., Inc.	15,000	216,781
Honda Motor Co. Ltd.	135,500	5,019,066
Hoya Corp.	35,100	757,853
Hulic Co. Ltd.	21,700	260,418
Ibiden Co. Ltd.	8,800	131,582
Common Stocks - continued
	Shares	Value
Japan - continued
Idemitsu Kosan Co. Ltd.	1,600	$ 133,510
INPEX Corp.	179	784,302
Isetan Mitsukoshi Holdings Ltd.	30,700	424,551
Ishikawajima-Harima Heavy Industries Co. Ltd.	104,000	438,689
Isuzu Motors Ltd.	96,000	683,403
Itochu Corp.	125,900	1,499,330
ITOCHU Techno-Solutions Corp.	2,200	87,294
Iyo Bank Ltd.	19,000	181,636
J Front Retailing Co. Ltd.	39,000	310,694
Japan Airlines Co. Ltd.	5,400	286,794
Japan Exchange Group, Inc.	4,100	385,252
Japan Petroleum Exploration Co. Ltd.	2,100	90,297
Japan Prime Realty Investment Corp.	57	156,195
Japan Real Estate Investment Corp.	50	529,057
Japan Retail Fund Investment Corp.	161	317,363
Japan Steel Works Ltd.	23,000	129,435
Japan Tobacco, Inc.	91,400	3,197,273
JFE Holdings, Inc.	40,300	912,523
JGC Corp.	17,000	600,756
Joyo Bank Ltd.	54,000	291,206
JSR Corp.	15,300	276,903
JTEKT Corp.	15,400	193,935
JX Holdings, Inc.	190,310	1,012,680
Kajima Corp.	77,000	271,321
Kamigumi Co. Ltd.	20,000	166,071
Kaneka Corp.	20,000	135,635
Kansai Electric Power Co., Inc. (a)	59,500	729,241
Kansai Paint Co. Ltd.	20,000	259,830
Kao Corp.	43,800	1,404,678
Kawasaki Heavy Industries Ltd.	118,000	432,663
KDDI Corp.	44,700	2,469,891
Keihin Electric Express Railway Co. Ltd.	36,000	300,766
Keio Corp.	49,000	345,317
Keisei Electric Railway Co.	25,000	241,038
Keyence Corp.	3,770	1,232,152
Kikkoman Corp.	12,000	206,884
Kinden Corp.	10,000	97,436
Kintetsu Corp.	139,000	597,682
Kirin Holdings Co. Ltd.	72,000	1,067,021
Kobe Steel Ltd. (a)	203,000	321,367
Koito Manufacturing Co. Ltd.	7,000	135,410
Komatsu Ltd.	76,700	1,714,019
Common Stocks - continued
	Shares	Value
Japan - continued
Konami Corp.	8,400	$ 186,343
Konica Minolta Holdings, Inc.	39,000	319,855
Kubota Corp.	91,000	1,324,726
Kuraray Co. Ltd.	32,200	440,362
Kurita Water Industries Ltd.	10,300	210,397
Kyocera Corp.	13,600	1,382,086
Kyowa Hakko Kirin Co., Ltd.	18,000	179,798
Kyushu Electric Power Co., Inc. (a)	37,000	515,831
Lawson, Inc.	5,400	423,573
LIXIL Group Corp.	23,000	540,762
Mabuchi Motor Co. Ltd.	2,000	103,973
Makita Corp.	9,700	506,251
Marubeni Corp.	139,000	968,216
Marui Group Co. Ltd.	19,200	187,274
Maruichi Steel Tube Ltd.	3,200	77,099
Mazda Motor Corp. (a)	223,000	933,817
McDonald's Holdings Co. (Japan) Ltd.	6,400	177,665
Medipal Holdings Corp.	10,000	124,196
Meiji Holdings Co. Ltd.	4,800	225,513
Miraca Holdings, Inc.	5,000	241,548
Mitsubishi Chemical Holdings Corp.	114,500	539,112
Mitsubishi Corp.	115,500	2,110,402
Mitsubishi Electric Corp.	161,000	1,567,082
Mitsubishi Estate Co. Ltd.	104,000	2,645,940
Mitsubishi Gas Chemical Co., Inc.	32,000	237,279
Mitsubishi Heavy Industries Ltd.	253,000	1,361,771
Mitsubishi Logistics Corp.	9,000	131,539
Mitsubishi Materials Corp.	90,000	318,047
Mitsubishi Motors Corp. of Japan (a)(e)	35,900	474,462
Mitsubishi Tanabe Pharma Corp.	19,800	267,141
Mitsubishi UFJ Financial Group, Inc.	1,059,100	6,569,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,100	232,156
Mitsui & Co. Ltd.	145,600	1,955,510
Mitsui Chemicals, Inc.	63,000	146,063
Mitsui Fudosan Co. Ltd.	70,000	2,118,374
Mitsui OSK Lines Ltd. (a)	87,000	335,880
Mizuho Financial Group, Inc.	1,904,760	3,961,558
MS&AD Insurance Group Holdings, Inc.	42,390	1,100,555
Murata Manufacturing Co. Ltd.	16,900	1,163,375
Nabtesco Corp.	8,700	182,601
Namco Bandai Holdings, Inc.	14,100	228,400
NEC Corp.	197,000	446,676
Common Stocks - continued
	Shares	Value
Japan - continued
Nexon Co. Ltd.	7,700	$ 97,439
NGK Insulators Ltd.	23,000	307,732
NGK Spark Plug Co. Ltd.	16,000	318,333
NHK Spring Co. Ltd.	11,300	131,339
Nidec Corp.	8,400	689,867
Nikon Corp.	27,600	577,596
Nintendo Co. Ltd.	9,000	1,146,674
Nippon Building Fund, Inc.	59	642,968
Nippon Electric Glass Co. Ltd.	27,000	145,327
Nippon Express Co. Ltd.	69,000	326,289
Nippon Meat Packers, Inc.	15,000	231,335
Nippon Prologis REIT, Inc.	23	199,673
Nippon Steel & Sumitomo Metal Corp.	634,170	1,845,965
Nippon Telegraph & Telephone Corp.	36,500	1,841,443
Nippon Yusen KK	134,000	372,260
Nishi-Nippon City Bank Ltd.	47,000	121,448
Nissan Motor Co. Ltd.	207,000	2,161,533
Nisshin Seifun Group, Inc.	17,500	203,044
Nissin Food Holdings Co. Ltd.	5,300	210,842
Nitori Holdings Co. Ltd.	2,950	251,884
Nitto Denko Corp.	13,900	785,078
NKSJ Holdings, Inc.	28,500	716,939
NOK Corp.	7,300	116,460
Nomura Holdings, Inc.	302,100	2,295,134
Nomura Real Estate Holdings, Inc.	10,000	233,173
Nomura Real Estate Office Fund, Inc.	32	140,047
Nomura Research Institute Ltd.	8,700	285,231
NSK Ltd.	40,000	375,038
NTT Data Corp.	99	355,919
NTT DoCoMo, Inc.	1,267	1,929,741
NTT Urban Development Co.	94	113,672
Obayashi Corp.	51,000	272,945
Odakyu Electric Railway Co. Ltd.	55,000	522,980
Oji Holdings Corp.	66,000	281,769
Olympus Corp. (a)	17,200	526,839
Omron Corp.	17,300	536,263
Ono Pharmaceutical Co. Ltd.	6,700	430,426
Oracle Corp. Japan	3,800	148,259
Oriental Land Co. Ltd.	4,000	651,619
ORIX Corp.	91,900	1,365,688
Osaka Gas Co. Ltd.	161,000	682,412
Otsuka Corp.	1,300	147,115
Common Stocks - continued
	Shares	Value
Japan - continued
Otsuka Holdings Co. Ltd.	30,700	$ 992,396
Panasonic Corp. (a)	183,800	1,630,558
Park24 Co. Ltd.	8,200	151,086
Rakuten, Inc.	59,300	801,286
Resona Holdings, Inc.	157,800	784,890
Ricoh Co. Ltd.	56,000	630,293
Rinnai Corp.	3,300	241,998
ROHM Co. Ltd.	7,500	290,318
Sankyo Co. Ltd. (Gunma)	4,100	181,320
Sanrio Co. Ltd.	3,200	156,225
Santen Pharmaceutical Co. Ltd.	6,500	283,807
SBI Holdings, Inc. Japan	17,080	179,330
Secom Co. Ltd.	17,500	965,172
Sega Sammy Holdings, Inc.	15,700	365,922
Sekisui Chemical Co. Ltd.	36,000	361,802
Sekisui House Ltd.	45,000	582,321
Seven & i Holdings Co., Ltd.	62,700	2,369,421
Seven Bank Ltd.	46,300	171,657
Sharp Corp. (a)	81,000	334,225
Shikoku Electric Power Co., Inc. (a)	14,500	259,907
Shimadzu Corp.	21,000	165,795
Shimamura Co. Ltd.	2,000	229,599
SHIMANO, Inc.	6,800	613,952
SHIMIZU Corp.	43,000	179,185
Shin-Etsu Chemical Co., Ltd.	34,200	2,137,718
Shinsei Bank Ltd.	127,000	282,770
Shionogi & Co. Ltd.	25,200	512,442
Shiseido Co. Ltd.	30,800	474,064
Shizuoka Bank Ltd.	48,000	520,151
Showa Denko KK	135,000	182,004
Showa Shell Sekiyu KK	16,700	154,191
SMC Corp.	4,400	933,388
So-net M3, Inc.	50	137,882
SoftBank Corp.	78,900	5,028,455
Sojitz Corp.	90,400	154,191
Sony Corp.	84,600	1,776,175
Sony Financial Holdings, Inc.	15,500	254,877
Stanley Electric Co. Ltd.	12,100	234,807
Sumco Corp.	9,900	87,463
Sumitomo Chemical Co. Ltd.	117,000	385,977
Sumitomo Corp.	94,700	1,268,986
Sumitomo Electric Industries Ltd.	64,000	866,101
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	40,000	$ 186,294
Sumitomo Metal Mining Co. Ltd.	43,000	562,149
Sumitomo Mitsui Financial Group, Inc.	105,800	4,833,602
Sumitomo Mitsui Trust Holdings, Inc.	279,250	1,289,153
Sumitomo Realty & Development Co. Ltd.	30,000	1,257,788
Sumitomo Rubber Industries Ltd.	15,000	250,179
Suntory Beverage & Food Ltd.	9,000	317,128
Suzuken Co. Ltd.	6,000	187,826
Suzuki Motor Corp.	30,500	732,361
Sysmex Corp.	6,300	407,303
T&D Holdings, Inc.	47,600	603,325
Taiheiyo Cement Corp.	92,000	310,081
Taisei Corp.	74,000	288,714
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	170,565
Taiyo Nippon Sanso Corp.	21,000	148,422
Takashimaya Co. Ltd.	24,000	236,544
Takeda Pharmaceutical Co. Ltd.	65,700	2,935,732
TDK Corp.	9,800	353,825
Teijin Ltd.	85,000	184,915
Terumo Corp.	12,700	644,015
The Chugoku Bank Ltd.	12,000	156,143
The Hachijuni Bank Ltd.	38,000	223,552
The Suruga Bank Ltd.	16,000	284,670
THK Co. Ltd.	8,400	175,533
Tobu Railway Co. Ltd.	81,000	418,609
Toho Co. Ltd.	9,400	196,237
Toho Gas Co. Ltd.	34,000	170,156
Tohoku Electric Power Co., Inc. (a)	36,400	426,048
Tokio Marine Holdings, Inc.	57,600	1,844,306
Tokyo Electric Power Co. (a)	120,500	737,203
Tokyo Electron Ltd.	13,900	633,883
Tokyo Gas Co. Ltd.	204,000	1,123,031
Tokyo Tatemono Co. Ltd.	32,000	266,367
Tokyu Corp.	93,000	605,056
Tokyu Land Corp.	33,000	315,473
TonenGeneral Sekiyu KK	24,000	232,377
Toppan Printing Co. Ltd.	54,000	367,317
Toray Industries, Inc.	125,000	797,927
Toshiba Corp.	336,000	1,458,482
Toto Ltd.	24,000	245,368
Toyo Seikan Group Holdings Ltd.	14,400	238,701
Toyo Suisan Kaisha Ltd.	7,000	219,130
Common Stocks - continued
	Shares	Value
Japan - continued
Toyoda Gosei Co. Ltd.	4,400	$ 108,304
Toyota Boshoku Corp.	4,600	66,714
Toyota Industries Corp.	12,900	531,626
Toyota Motor Corp.	229,100	13,940,893
Toyota Tsusho Corp.	18,400	489,364
Trend Micro, Inc.	9,100	302,993
Tsumura & Co.	4,400	125,560
Ube Industries Ltd.	72,000	136,779
Unicharm Corp.	9,600	511,817
United Urban Investment Corp.	178	221,432
USS Co. Ltd.	1,950	233,219
West Japan Railway Co.	13,700	579,287
Yahoo! Japan Corp.	1,182	630,175
Yakult Honsha Co. Ltd. (e)	7,700	359,401
Yamada Denki Co. Ltd.	8,130	329,651
Yamaguchi Financial Group, Inc.	20,000	190,787
Yamaha Corp.	11,300	145,188
Yamaha Motor Co. Ltd.	23,400	314,517
Yamato Holdings Co. Ltd.	31,200	685,756
Yamato Kogyo Co. Ltd.	3,300	107,180
Yamazaki Baking Co. Ltd.	7,000	82,647
Yaskawa Electric Corp.	16,000	191,359
Yokogawa Electric Corp.	17,300	224,400
Yokohama Rubber Co. Ltd.	17,000	167,725
TOTAL JAPAN		214,224,715
Korea (South) - 3.0%
AMOREPACIFIC Corp.	286	241,281
AMOREPACIFIC Group, Inc.	284	98,062
BS Financial Group, Inc.	12,610	180,111
Celltrion, Inc.	4,378	254,802
Cheil Industries, Inc.	3,953	312,736
Cheil Worldwide, Inc. (a)	6,870	157,429
CJ CheilJedang Corp.	630	158,944
CJ Corp.	1,000	101,896
Coway Co. Ltd.	4,160	222,123
Daelim Industrial Co.	2,443	193,492
Daewoo Engineering & Construction Co. Ltd. (a)	8,050	55,305
Daewoo International Corp.	3,142	107,371
Daewoo Securities Co. Ltd.	15,013	133,202
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,910	182,328
DGB Financial Group Co. Ltd.	9,710	145,602
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongbu Insurance Co. Ltd.	3,017	$ 127,666
Doosan Co. Ltd.	670	84,965
Doosan Heavy Industries & Construction Co. Ltd.	3,440	141,127
Doosan Infracore Co. Ltd. (a)	7,170	78,802
E-Mart Co. Ltd.	1,826	343,685
GS Engineering & Construction Corp.	2,432	66,010
GS Holdings Corp.	4,891	240,263
Halla Visteon Climate Control	3,160	93,785
Hana Financial Group, Inc.	22,278	713,721
Hanjin Shipping Holdings Co. Ltd. (a)	12	50
Hankook Tire Co. Ltd.	6,127	328,242
Hanwha Chemical Corp.	5,510	92,185
Hanwha Corp.	3,110	85,105
Hanwha Life Insurance Co. Ltd.	17,710	106,225
Hite Jinro Co. Ltd.	2,000	48,945
Hyosung Corp.	1,617	96,988
Hyundai Department Store Co. Ltd.	1,566	225,068
Hyundai Engineering & Construction Co. Ltd.	5,924	312,095
Hyundai Fire & Marine Insurance Co. Ltd.	4,420	121,150
Hyundai Glovis Co. Ltd.	1,240	213,527
Hyundai Heavy Industries Co. Ltd.	3,428	640,633
Hyundai Hysco Co. Ltd.	2,330	81,696
Hyundai Industrial Development & Construction Co.	4,450	79,005
Hyundai Merchant Marine Co. Ltd. (a)	4,758	68,171
Hyundai Mipo Dockyard Co. Ltd.	780	92,320
Hyundai Mobis	5,774	1,407,916
Hyundai Motor Co.	12,731	2,634,117
Hyundai Securities Co. Ltd.	6,550	36,256
Hyundai Steel Co.	4,411	268,499
Hyundai Wia Corp.	1,363	198,925
Industrial Bank of Korea	11,990	121,639
Kangwon Land, Inc.	7,890	200,813
KB Financial Group, Inc.	31,873	1,007,934
KCC Corp.	404	125,475
Kia Motors Corp.	22,360	1,267,537
Korea Aerospace Industries Ltd.	3,000	77,022
Korea Electric Power Corp. (a)	22,080	563,526
Korea Electric Power Corp. sponsored ADR (a)	520	6,568
Korea Gas Corp.	1,613	89,571
Korea Investment Holdings Co. Ltd.	2,670	96,469
Korea Zinc Co. Ltd.	755	192,496
Korean Air Lines Co. Ltd. (a)	2,227	55,888
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT Corp.	900	$ 29,115
KT Corp. sponsored ADR	3,220	51,584
KT&G Corp.	8,810	593,501
Kumho Petro Chemical Co. Ltd.	982	78,476
LG Chemical Ltd.	3,676	922,516
LG Corp.	9,018	524,050
LG Display Co. Ltd. (a)	20,140	499,532
LG Electronics, Inc.	8,770	568,953
LG Household & Health Care Ltd.	802	422,518
LG Innotek Co. Ltd. (a)	848	69,050
LG Telecom Ltd. (a)	16,298	198,703
Lotte Chemical Corp.	1,459	220,726
Lotte Confectionery Co. Ltd.	65	91,742
Lotte Shopping Co. Ltd.	1,028	321,564
LS Cable Ltd.	1,297	83,219
LS Industrial Systems Ltd.	999	59,654
Mirae Asset Securities Co. Ltd.	1,596	58,872
NCSOFT Corp.	1,423	215,913
NHN Corp.	3,420	893,272
Oci Co. Ltd.	1,357	201,068
Orion Corp.	275	249,622
POSCO	5,471	1,570,972
S-Oil Corp.	3,809	255,922
S1 Corp.	1,311	81,084
Samsung C&T Corp.	11,117	550,062
Samsung Card Co. Ltd.	3,011	101,153
Samsung Electro-Mechanics Co. Ltd.	5,585	401,591
Samsung Electronics Co. Ltd.	8,967	10,214,254
Samsung Electronics Co. Ltd.:
GDR	474	271,602
GDR (f)	148	53,857
Samsung Engineering Co. Ltd.	2,592	181,535
Samsung Fire & Marine Insurance Co. Ltd.	2,869	612,761
Samsung Heavy Industries Co. Ltd.	12,950	460,401
Samsung Life Insurance Co. Ltd.	4,974	475,843
Samsung SDI Co. Ltd.	3,083	447,209
Samsung Securities Co. Ltd.	5,388	220,564
Samsung Techwin Co. Ltd.	3,478	217,897
Shinhan Financial Group Co. Ltd.	36,836	1,342,423
Shinsegae Co. Ltd.	526	102,279
SK C&C Co. Ltd.	1,618	146,148
SK Energy Co. Ltd.	4,846	655,506
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Holdings Co. Ltd.	2,124	$ 333,617
SK Hynix, Inc. (a)	44,600	1,079,576
SK Networks Co. Ltd.	7,240	41,879
SK Telecom Co. Ltd.	620	121,447
SK Telecom Co. Ltd. sponsored ADR (e)	3,790	81,826
Woori Finance Holdings Co. Ltd.	29,210	292,438
Woori Investment & Securities Co. Ltd.	9,527	99,195
Yuhan Corp.	596	111,647
TOTAL KOREA (SOUTH)		42,255,102
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	85,161	1,112,572
Kernel Holding SA (a)	3,959	62,082
Millicom International Cellular SA (depository receipt)	5,580	445,585
SES SA (France) (depository receipt)	25,300	743,839
Subsea 7 SA	21,341	404,888
Tenaris SA	39,033	879,653
TOTAL LUXEMBOURG		3,648,619
Malaysia - 0.8%
AirAsia Bhd	92,600	90,133
AMMB Holdings Bhd	145,700	351,403
Astro Malaysia Holdings Bhd	146,300	135,192
Axiata Group Bhd	220,900	462,009
Berjaya Sports Toto Bhd	49,764	64,073
British American Tobacco (Malaysia) Bhd	9,700	183,154
Bumi Armada Bhd	83,800	101,959
Bumiputra-Commerce Holdings Bhd	372,400	902,753
DiGi.com Bhd	290,000	415,370
Felda Global Ventures Holdings Bhd	85,300	115,608
Gamuda Bhd	116,875	171,361
Genting Bhd	176,900	535,631
Genting Malaysia Bhd	232,600	298,049
Genting Plantations Bhd	18,200	55,276
Hong Leong Bank Bhd	45,500	193,408
Hong Leong Credit Bhd	15,100	65,023
IHH Healthcare Bhd	179,100	220,668
IJM Corp. Bhd	84,200	150,167
IOI Corp. Bhd	236,600	397,917
Kuala Lumpur Kepong Bhd	38,800	253,368
Lafarge Malaysia Bhd	24,700	78,669
Malayan Banking Bhd	356,897	1,127,911
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysia Airports Holdings Bhd	45,526	$ 94,516
Malaysian Plantations Bhd	104,200	172,035
Maxis Bhd	184,100	403,188
MISC Bhd (a)	107,100	179,462
MMC Corp. Bhd	61,800	51,207
Parkson Holdings Bhd	40,771	45,210
Petronas Chemicals Group Bhd	242,300	494,079
Petronas Dagangan Bhd	21,700	179,134
Petronas Gas Bhd	47,300	303,629
PPB Group Bhd	41,100	188,631
Public Bank Bhd (For. Reg.)	92,300	490,712
RHB Capital Bhd	44,988	114,323
SapuraKencana Petroleum Bhd (a)	314,600	374,051
Sime Darby Bhd	218,100	636,867
Telekom Malaysia Bhd	79,100	128,402
Tenaga Nasional Bhd	224,525	614,824
UEM Land Holdings Bhd	141,000	116,396
UMW Holdings Bhd	45,000	192,115
YTL Corp. Bhd	391,000	201,130
YTL Power International Bhd	150,600	75,149
TOTAL MALAYSIA		11,424,162
Mauritius - 0.0%
Golden Agri-Resources Ltd.	584,000	241,256
Mexico - 1.2%
Alfa SA de CV Series A	237,900	610,733
America Movil S.A.B. de CV Series L (e)	3,190,546	3,357,221
CEMEX SA de CV unit	944,932	1,088,990
Coca-Cola FEMSA S.A.B. de CV Series L	37,600	531,085
Compartamos S.A.B. de CV	91,900	166,349
Controladora Commercial Mexicana SA unit	28,000	118,487
El Puerto de Liverpool SA Class C	13,800	159,201
Embotelladoras Arca S.A.B. de CC	29,662	222,150
Fibra Uno Administracion SA de CV	103,800	331,325
Fomento Economico Mexicano S.A.B. de CV unit	161,700	1,612,601
Genomma Lab Internacional SA de CV (a)(e)	60,000	140,690
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	137,428
Grupo Aeroportuario del Sureste SA de CV Series B	16,200	192,126
Grupo Bimbo S.A.B. de CV Series A	138,400	468,097
Grupo Carso SA de CV Series A1	41,800	208,104
Grupo Comercial Chedraui de CV	26,200	84,962
Grupo Financiero Banorte S.A.B. de CV Series O	205,500	1,305,617
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Inbursa S.A.B. de CV Series O	199,700	$ 468,264
Grupo Financiero Santander Mexico S.A.B. de CV	160,600	465,728
Grupo Mexico SA de CV Series B	308,223	949,566
Grupo Televisa SA de CV	216,800	1,172,369
Industrias CH SA de CV (a)	11,000	70,576
Industrias Penoles SA de CV	12,160	382,191
Kimberly-Clark de Mexico SA de CV Series A	134,800	443,256
Mexichem S.A.B. de CV	90,884	425,291
Minera Frisco S.A.B. de CV (a)	51,800	113,716
OHL Mexico S.A.B. de CV (a)	47,400	125,581
Wal-Mart de Mexico SA de CV Series V	442,100	1,209,716
TOTAL MEXICO		16,561,420
Morocco - 0.0%
Attijariwafa Bank	2,059	79,675
Douja Promotion Groupe Addoha SA	11,506	60,269
Maroc Telecom SA	9,013	100,537
TOTAL MOROCCO		240,481
Netherlands - 2.2%
AEGON NV	144,864	1,116,230
Akzo Nobel NV	19,962	1,215,090
ASML Holding NV (Netherlands)	29,713	2,676,539
Corio NV	5,130	224,430
D.E. Master Blenders 1753 NV (a)	41,563	685,637
Delta Lloyd NV	15,987	346,035
European Aeronautic Defence and Space Co. (EADS) NV	48,387	2,889,321
Fugro NV (Certificaten Van Aandelen)	5,822	354,735
Gemalto NV	6,518	681,558
Heineken Holding NV (A Shares)	8,633	541,628
Heineken NV (Bearer)	19,262	1,353,011
ING Groep NV (Certificaten Van Aandelen) (a)	319,158	3,257,627
Koninklijke Ahold NV	84,356	1,389,882
Koninklijke Boskalis Westminster NV	6,858	257,694
Koninklijke KPN NV	270,602	713,151
Koninklijke Philips Electronics NV	79,696	2,548,593
QIAGEN NV (a)	20,699	428,061
Randstad Holding NV	9,433	455,096
Reed Elsevier NV	59,704	1,143,752
Royal DSM NV	13,058	917,226
STMicroelectronics NV	53,912	461,865
TNT Express NV	28,087	220,793
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	135,012	$ 5,416,879
Vopak NV	5,521	317,959
Wolters Kluwer NV (Certificaten Van Aandelen)	25,692	620,184
Ziggo NV	14,254	566,229
TOTAL NETHERLANDS		30,799,205
New Zealand - 0.1%
Auckland International Airport Ltd.	84,570	212,770
Contact Energy Ltd.	32,799	140,676
Fletcher Building Ltd.	59,750	387,983
Sky City Entertainment Group Ltd.	51,250	171,511
Telecom Corp. of New Zealand Ltd.	137,841	247,711
TOTAL NEW ZEALAND		1,160,651
Norway - 0.5%
Aker Solutions ASA	15,421	232,383
DNB ASA	82,885	1,380,526
Gjensidige Forsikring ASA	15,419	238,763
Norsk Hydro ASA	73,625	312,976
Orkla ASA (A Shares)	64,848	502,141
StatoilHydro ASA	92,325	2,004,066
Telenor ASA	58,661	1,299,087
Yara International ASA	14,873	667,831
TOTAL NORWAY		6,637,773
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	16,667	238,338
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	189,500	219,375
Aboitiz Power Corp.	123,700	99,501
Alliance Global Group, Inc.	285,600	172,543
Ayala Corp.	16,290	226,260
Ayala Land, Inc.	434,000	300,654
Bank of the Philippine Islands (BPI)	60,616	131,277
BDO Unibank, Inc.	114,083	212,675
DMCI Holdings, Inc.	61,800	75,668
Globe Telecom, Inc.	2,525	95,014
International Container Terminal Services, Inc.	57,840	122,070
Jollibee Food Corp.	29,990	106,984
Metro Pacific Investments Corp.	751,700	93,422
Metropolitan Bank & Trust Co.	31,637	77,327
Philippine Long Distance Telephone Co.	3,025	211,192
Common Stocks - continued
	Shares	Value
Philippines - continued
PNOC Energy Development Corp.	507,100	$ 70,492
SM Investments Corp.	23,577	515,493
SM Prime Holdings, Inc.	548,875	222,076
Universal Robina Corp.	63,200	180,800
TOTAL PHILIPPINES		3,132,823
Poland - 0.3%
Alior Bank SA	2,713	72,167
Bank Handlowy w Warszawie SA	2,630	79,488
Bank Millennium SA (a)	29,139	56,524
Bank Polska Kasa Opieki SA	11,660	598,285
Bank Zachodni WBK SA	2,586	262,912
BRE Bank SA	1,149	155,228
Cyfrowy Polsat SA (a)	15,835	105,032
ENEA SA	10,100	42,723
Eurocash SA	6,822	126,997
Grupa Lotos SA (a)	4,883	50,645
Jastrzebska Spolka Weglowa SA	2,400	50,310
KGHM Polska Miedz SA (Bearer)	12,142	421,676
Polish Oil & Gas Co. SA	146,533	284,245
Polska Grupa Energetyczna SA	57,785	273,540
Polski Koncern Naftowy Orlen SA	25,660	348,829
Powszechna Kasa Oszczednosci Bank SA	76,169	886,517
Powszechny Zaklad Ubezpieczen SA	4,529	642,749
Synthos SA	38,228	52,626
Tauron Polska Energia SA	75,249	103,590
Telekomunikacja Polska SA	49,882	118,611
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	75,647
TOTAL POLAND		4,808,341
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	169,312	164,428
Energias de Portugal SA	157,112	558,067
Galp Energia SGPS SA Class B	23,543	375,845
Jeronimo Martins SGPS SA	19,535	385,928
Portugal Telecom SGPS SA (Reg.) (e)	60,605	231,231
TOTAL PORTUGAL		1,715,499
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	23,194,927	78,378
Gazprom OAO	40,634	158,621
Gazprom OAO sponsored ADR (Reg. S)	472,330	3,660,558
Inter Rao Ues JSC (a)	140,047,000	52,602
Common Stocks - continued
	Shares	Value
Russia - continued
LSR Group OJSC GDR (Reg. S)	16,681	$ 70,561
LUKOIL Oil Co.	665	39,335
LUKOIL Oil Co. sponsored ADR (United Kingdom)	41,770	2,464,430
Magnit OJSC GDR (Reg. S)	21,901	1,261,498
Megafon OJSC GDR	7,100	225,425
Mobile TeleSystems OJSC sponsored ADR	43,146	840,916
Norilsk Nickel OJSC (a)	279	37,582
Norilsk Nickel OJSC ADR	39,857	534,482
NOVATEK OAO GDR (Reg. S)	7,450	866,435
Rosneft Oil Co. OJSC (a)	1,806	12,873
Rosneft Oil Co. OJSC GDR (Reg. S)	91,979	651,211
Rostelecom sponsored ADR	16,775	341,539
RusHydro JSC (a)	144,700	2,517
RusHydro JSC sponsored ADR	88,053	149,250
Sberbank (Savings Bank of the Russian Federation)	280,115	809,203
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	155,771	1,796,040
Severstal JSC (a)	229	1,720
Severstal JSC GDR (Reg. S)	15,751	118,684
Sistema JSFC sponsored GDR	10,832	238,304
Surgutneftegaz JSC:
(Reg.)	10,100	8,017
sponsored ADR	67,664	535,222
Tatneft OAO sponsored ADR	19,957	735,016
TMK OAO GDR (Reg. S)	3,722	50,247
Uralkali OJSC	1,055	4,602
Uralkali OJSC GDR (Reg. S)	21,521	467,006
VTB Bank JSC (a)	2,224,000	3,145
VTB Bank JSC sponsored GDR (Reg. S)	137,897	389,697
TOTAL RUSSIA		16,605,116
Singapore - 1.1%
Ascendas Real Estate Investment Trust	163,000	294,999
CapitaCommercial Trust (REIT)	154,000	170,256
CapitaLand Ltd.	208,000	528,654
CapitaMall Trust	185,000	295,511
CapitaMalls Asia Ltd.	100,000	156,982
City Developments Ltd.	39,000	326,215
ComfortDelgro Corp. Ltd.	173,000	272,259
DBS Group Holdings Ltd.	141,712	1,862,211
Global Logistic Properties Ltd.	261,000	583,263
Hutchison Port Holdings Trust	414,000	306,360
Common Stocks - continued
	Shares	Value
Singapore - continued
Jardine Cycle & Carriage Ltd.	10,000	$ 317,268
Keppel Corp. Ltd.	122,400	996,845
Keppel Ld Ltd.	54,000	156,793
Olam International Ltd.	112,363	149,864
Oversea-Chinese Banking Corp. Ltd.	218,404	1,814,806
SembCorp Industries Ltd.	77,000	307,794
SembCorp Marine Ltd.	66,000	236,299
Singapore Airlines Ltd.	43,000	342,078
Singapore Exchange Ltd.	70,000	420,270
Singapore Press Holdings Ltd.	138,000	476,705
Singapore Technologies Engineering Ltd.	122,000	410,875
Singapore Telecommunications Ltd.	666,000	2,059,551
StarHub Ltd.	57,000	197,348
United Overseas Bank Ltd.	106,856	1,804,406
UOL Group Ltd.	34,000	186,741
Wilmar International Ltd.	168,000	416,414
Yangzijiang Shipbuilding Holdings Ltd.	145,000	106,681
TOTAL SINGAPORE		15,197,448
South Africa - 1.5%
Absa Group Ltd.	28,297	410,020
African Bank Investments Ltd.	52,546	77,497
African Rainbow Minerals Ltd.	10,230	168,504
Anglo Platinum Ltd. (a)	4,862	172,692
AngloGold Ashanti Ltd.	30,964	406,293
Aspen Pharmacare Holdings Ltd.	24,974	554,083
Assore Ltd.	2,511	85,011
Barloworld Ltd.	16,267	135,224
Bidvest Group Ltd.	24,183	598,085
Discovery Ltd.	26,826	242,686
Exxaro Resources Ltd.	11,751	181,896
FirstRand Ltd.	260,752	783,934
Foschini Ltd.	17,066	174,025
Gold Fields Ltd.	65,512	392,542
Growthpoint Properties Ltd.	159,594	402,160
Harmony Gold Mining Co. Ltd.	28,131	103,365
Impala Platinum Holdings Ltd.	44,498	437,515
Imperial Holdings Ltd.	15,043	313,973
Investec Ltd.	25,354	170,877
Kumba Iron Ore Ltd.	6,494	288,295
Liberty Holdings Ltd.	10,302	128,024
Life Healthcare Group Holdings Ltd.	75,755	276,436
Common Stocks - continued
	Shares	Value
South Africa - continued
Massmart Holdings Ltd.	9,611	$ 163,179
MMI Holdings Ltd.	91,153	198,651
Mr Price Group Ltd.	19,935	260,061
MTN Group Ltd.	141,256	2,652,443
Nampak Ltd.	42,744	138,212
Naspers Ltd. Class N	32,884	2,752,916
Nedbank Group Ltd.	16,044	289,070
Netcare Ltd.	79,500	188,566
Northam Platinum Ltd. (a)	29,118	106,756
Pick 'n Pay Stores Ltd.	15,224	58,300
Pretoria Portland Cement Co. Ltd.	42,110	123,784
Rand Merchant Insurance Holdings Ltd.	47,980	131,312
Redefine Properties Ltd. unit	249,916	248,763
Remgro Ltd.	39,051	748,126
Reunert Ltd.	13,057	88,661
RMB Holdings Ltd.	57,506	236,657
Sanlam Ltd.	150,943	727,213
Sappi Ltd. (a)	39,679	105,980
Sasol Ltd.	46,058	2,116,113
Shoprite Holdings Ltd.	36,114	610,814
Spar Group Ltd.	15,320	178,225
Standard Bank Group Ltd.	101,695	1,139,153
Steinhoff International Holdings Ltd.	104,057	276,346
Tiger Brands Ltd.	13,791	430,554
Transportation Hex Group Ltd. (a)	136	44
Truworths International Ltd.	34,501	292,466
Vodacom Group Ltd.	29,764	352,112
Woolworths Holdings Ltd.	65,125	444,003
TOTAL SOUTH AFRICA		21,561,617
Spain - 2.1%
Abertis Infraestructuras SA	30,891	573,492
ACS Actividades de Construccion y Servicios SA	11,892	341,723
Amadeus IT Holding SA Class A	32,008	1,099,463
Banco Bilbao Vizcaya Argentaria SA	460,100	4,363,127
Banco de Sabadell SA	210,206	430,098
Banco Popular Espanol SA (a)	112,088	492,829
Banco Santander SA (Spain)	899,008	6,577,063
Bankia SA (a)	327,968	289,275
Cintra Concesiones de Infrastructuras de Transporte SA	33,534	571,033
Criteria CaixaCorp SA	96,697	356,592
Criteria CaixaCorp SA rights 8/13/13 (a)	96,697	6,818
Common Stocks - continued
	Shares	Value
Spain - continued
Distribuidora Internacional de Alimentacion SA	52,731	$ 436,898
Enagas SA	14,953	369,209
Gas Natural SDG SA	29,639	603,283
Grifols SA	12,241	516,391
Grupo Acciona SA	1,778	83,556
Iberdrola SA	407,567	2,250,158
Inditex SA	18,120	2,415,415
International Consolidated Airlines Group SA (a)	61,263	271,725
International Consolidated Airlines Group SA CDI (a)	12,980	57,480
MAPFRE SA (Reg.)	63,521	232,389
Red Electrica Corporacion SA	9,127	509,422
Repsol YPF SA	71,636	1,714,464
Telefonica SA (a)	341,022	4,873,948
Zardoya Otis SA	11,039	160,809
Zardoya Otis SA	441	6,424
TOTAL SPAIN		29,603,084
Sweden - 2.3%
Alfa Laval AB	24,849	563,836
ASSA ABLOY AB (B Shares)	27,775	1,229,776
Atlas Copco AB:
(A Shares)	56,657	1,478,542
(B Shares)	31,538	739,321
Boliden AB	22,512	318,435
Electrolux AB (B Shares)	19,897	579,680
Elekta AB (B Shares)	30,753	525,120
Getinge AB (B Shares)	16,929	625,927
H&M Hennes & Mauritz AB (B Shares)	78,374	2,919,418
Hexagon AB (B Shares)	19,310	588,944
Husqvarna AB (B Shares)	37,892	227,533
Industrivarden AB Series C	8,340	149,958
Investment AB Kinnevik	17,692	534,168
Investor AB (B Shares)	38,085	1,146,380
Lundin Petroleum AB (a)	19,382	427,001
Nordea Bank AB	218,327	2,765,032
Ratos AB (B Shares)	14,127	126,030
Sandvik AB	88,565	1,120,285
Scania AB (B Shares)	25,859	538,750
Securitas AB (B Shares)	25,714	250,704
Skandinaviska Enskilda Banken AB (A Shares)	125,786	1,388,477
Skanska AB (B Shares)	32,295	609,419
SKF AB (B Shares)	33,027	916,101
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Cellulosa AB (SCA) (B Shares)	48,706	$ 1,288,983
Svenska Handelsbanken AB (A Shares)	41,867	1,901,250
Swedbank AB (A Shares)	75,907	1,830,670
Swedish Match Co. AB	16,916	631,935
Tele2 AB (B Shares)	24,649	315,763
Telefonaktiebolaget LM Ericsson (B Shares)	252,503	2,984,665
TeliaSonera AB	196,552	1,423,296
Volvo AB (B Shares)	125,380	1,848,533
TOTAL SWEDEN		31,993,932
Switzerland - 6.4%
ABB Ltd. (Reg.)	183,562	4,046,796
Actelion Ltd.	9,054	601,676
Adecco SA (Reg.)	11,125	706,244
Aryzta AG	7,697	476,150
Baloise Holdings AG	3,922	426,337
Banque Cantonale Vaudoise (Bearer)	217	112,082
Barry Callebaut AG	209	202,688
Coca-Cola HBC AG	1,821	47,426
Coca-Cola HBC AG sponsored ADR	14,938	388,537
Compagnie Financiere Richemont SA Series A	43,441	4,252,801
Credit Suisse Group	124,776	3,665,143
Ems-Chemie Holding AG	596	208,982
Geberit AG (Reg.)	3,155	845,811
Givaudan SA	682	949,914
Holcim Ltd. (Reg.)	19,147	1,384,121
Julius Baer Group Ltd.	18,633	846,433
Kuehne & Nagel International AG	4,696	568,320
Lindt & Spruengli AG	8	364,709
Lindt & Spruengli AG (participation certificate)	80	314,312
Lonza Group AG	4,265	328,130
Nestle SA	267,895	18,131,831
Novartis AG	190,942	13,726,215
Pargesa Holding SA	1,909	136,659
Partners Group Holding AG	1,359	359,336
Roche Holding AG (participation certificate)	58,388	14,384,855
Schindler Holding AG:
(participation certificate)	3,840	549,787
(Reg.)	1,933	269,862
SGS SA (Reg.)	464	1,050,386
Sika AG (Bearer)	171	476,904
Sonova Holding AG Class B	4,144	457,633
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	1,960	$ 293,328
Swatch Group AG (Bearer)	2,610	1,551,137
Swatch Group AG (Bearer) (Reg.)	3,411	352,176
Swiss Life Holding AG	2,540	456,154
Swiss Prime Site AG	4,241	312,077
Swiss Re Ltd.	29,438	2,344,352
Swisscom AG	1,985	886,917
Syngenta AG (Switzerland)	7,765	3,070,374
Transocean Ltd. (Switzerland)	29,489	1,394,709
UBS AG	302,961	5,965,616
Zurich Insurance Group AG	12,370	3,329,588
TOTAL SWITZERLAND		90,236,508
Taiwan - 2.4%
Acer, Inc. (a)	230,013	169,855
Advanced Semiconductor Engineering, Inc.	530,639	434,925
Advantech Co. Ltd.	22,400	108,285
Asia Cement Corp.	170,209	213,648
ASUSTeK Computer, Inc.	58,422	510,304
AU Optronics Corp. (a)	682,000	245,581
Catcher Technology Co. Ltd.	54,000	234,039
Cathay Financial Holding Co. Ltd.	594,564	864,244
Cathay Financial Holding Co. Ltd. rights 9/2/13 (a)	15,742	3,989
Chang Hwa Commercial Bank	413,633	237,189
Cheng Shin Rubber Industry Co. Ltd.	141,316	468,305
Cheng Uei Precision Industries Co. Ltd.	31,270	63,384
Chicony Electronics Co. Ltd.	32,413	77,588
China Airlines Ltd. (a)	190,835	70,621
China Development Finance Holding Corp.	1,216,819	344,823
China Life Insurance Co. Ltd.	184,437	189,079
China Motor Co. Ltd.	39,000	32,895
China Petrochemical Development Corp.	101,050	51,713
China Steel Corp.	1,008,217	833,598
Chinatrust Financial Holding Co. Ltd.	1,067,428	704,620
Chunghwa Picture Tubes, Ltd. (a)	551	29
Chunghwa Telecom Co. Ltd.	307,400	982,460
Clevo Co. Ltd.	47,544	88,447
Compal Electronics, Inc.	385,394	267,251
CTCI Corp.	45,000	81,014
Delta Electronics, Inc.	147,000	713,069
E.SUN Financial Holdings Co. Ltd.	373,840	249,268
Epistar Corp.	55,000	91,682
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	127,100	$ 70,764
Evergreen Marine Corp. (Taiwan) (a)	118,199	66,202
Far Eastern Department Stores Co. Ltd.	73,055	69,657
Far Eastern Textile Ltd.	264,591	298,597
Far EasTone Telecommunications Co. Ltd.	128,000	326,028
Farglory Land Development Co. Ltd.	26,000	47,241
Feng Hsin Iron & Steel Co.	34,000	59,963
First Financial Holding Co. Ltd.	572,664	355,111
Formosa Chemicals & Fibre Corp.	261,620	650,670
Formosa International Hotel Corp.	3,210	41,202
Formosa Petrochemical Corp.	98,000	255,169
Formosa Plastics Corp.	354,640	891,477
Formosa Taffeta Co. Ltd.	50,000	46,841
Foxconn Technology Co. Ltd.	70,300	174,607
Fubon Financial Holding Co. Ltd.	464,487	651,939
Giant Manufacturing Co. Ltd.	25,042	189,516
Hermes Microvision, Inc.	2,000	62,010
Highwealth Construction Corp.	24,000	53,529
HIWIN Technologies Corp.	12,757	79,745
Hon Hai Precision Industry Co. Ltd. (Foxconn)	845,477	2,192,969
Hotai Motor Co. Ltd.	21,000	232,439
HTC Corp.	59,057	314,039
Hua Nan Financial Holdings Co. Ltd.	460,118	267,680
Innolux Corp. (a)	567,170	251,487
Inventec Corp.	232,209	174,960
Kinsus Interconnect Technology Corp.	20,000	71,345
Largan Precision Co. Ltd.	8,000	277,380
Lee Chang Yung Chemical Industry Corp.	38,809	52,724
LITE-ON Technology Corp.	178,970	304,300
MediaTek, Inc.	102,007	1,224,288
Mega Financial Holding Co. Ltd.	745,551	622,639
Merida Industry Co. Ltd.	21,000	140,023
Nan Ya Plastics Corp.	398,000	835,939
Nankang Rubber Tire Co. Ltd.	43,164	51,374
Novatek Microelectronics Corp.	43,000	189,948
Pegatron Corp. (a)	137,652	203,300
Phison Electronics Corp.	9,199	68,697
Pou Chen Corp.	157,240	160,936
Powertech Technology, Inc.	48,700	93,357
President Chain Store Corp.	44,000	327,855
Quanta Computer, Inc.	213,000	495,663
Radiant Opto-Electronics Corp.	31,672	99,361
Common Stocks - continued
	Shares	Value
Taiwan - continued
Realtek Semiconductor Corp.	33,410	$ 79,975
Ruentex Development Co. Ltd.	37,622	73,626
Ruentex Development Co. Ltd. rights 7/31/13 (a)	4,409	2,190
Ruentex Industries Ltd.	35,754	81,890
ScinoPharm Taiwan Ltd.	18,000	51,249
Shin Kong Financial Holding Co. Ltd. (a)	463,304	156,777
Siliconware Precision Industries Co. Ltd.	254,000	294,272
SIMPLO Technology Co. Ltd.	19,971	87,887
Sinopac Holdings Co.	517,737	260,638
Standard Foods Corp.	19,964	60,368
Synnex Technology International Corp.	98,496	123,797
Taishin Financial Holdings Co. Ltd.	448,724	208,691
Taiwan Business Bank	270,549	82,261
Taiwan Cement Corp.	267,110	326,374
Taiwan Cooperative Financial Holding Co. Ltd.	404,090	231,043
Taiwan Fertilizer Co. Ltd.	72,000	175,949
Taiwan Glass Industry Corp.	62,210	58,383
Taiwan Mobile Co. Ltd.	140,400	510,205
Taiwan Semiconductor Manufacturing Co. Ltd.	2,048,000	6,962,637
TECO Electric & Machinery Co. Ltd.	127,000	138,453
Transcend Information, Inc.	23,000	66,711
Tripod Technology Corp.	28,880	60,177
TSRC Corp.	39,710	72,019
Tung Ho Steel Enterprise Corp.	52,000	44,034
U-Ming Marine Transport Corp.	42,000	63,571
Unified-President Enterprises Corp.	341,241	696,248
Unimicron Technology Corp.	141,000	129,507
United Microelectronics Corp.	975,000	435,977
Vanguard International Semiconductor Corp.	56,000	56,009
Walsin Lihwa Corp. (a)	258,000	75,521
Wan Hai Lines Ltd.	69,850	37,376
Wistron Corp.	150,304	143,314
WPG Holding Co. Ltd.	96,107	119,673
Yang Ming Marine Transport Corp. (a)	126,100	53,601
Yuanta Financial Holding Co. Ltd.	670,157	349,657
Yulon Motor Co. Ltd.	64,000	103,271
TOTAL TAIWAN		33,848,207
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	89,200	811,686
Airports of Thailand PCL (For. Reg.)	40,000	227,331
Bangkok Bank PCL	49,300	328,981
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank PCL (For. Reg.)	64,800	$ 432,414
Bangkok Dusit Medical Service PCL (For. Reg.)	30,900	144,535
Bank of Ayudhya PCL (For. Reg.)	212,100	252,258
Banpu PCL (For. Reg.)	7,000	51,628
BEC World PCL (For. Reg.)	72,100	141,576
C.P. ALL PCL (For. Reg.)	372,500	416,268
Central Pattana PCL (For. Reg.)	104,600	143,608
Charoen Pokphand Foods PCL (For. Reg.)	233,700	208,927
Glow Energy PCL (For. Reg.)	38,300	83,766
Home Product Center PCL (For. Reg.)	203,900	76,821
Indorama Ventures PCL (For. Reg.)	97,500	55,412
IRPC Public Co. Ltd. (For. Reg.)	717,500	72,850
Kasikornbank PCL	56,600	337,937
Kasikornbank PCL (For. Reg.)	98,300	586,913
Krung Thai Bank PCL (For. Reg.)	293,975	166,135
Minor International PCL (For. Reg.)	123,100	90,399
PTT Exploration and Production PCL (For. Reg.)	118,051	587,993
PTT Global Chemical PCL	27,900	58,793
PTT Global Chemical PCL (For. Reg.)	121,686	256,426
PTT PCL (For. Reg.)	69,100	730,271
Siam Cement PCL	10,600	155,683
Siam Cement PCL (For. Reg.)	22,900	336,335
Siam Commercial Bank PCL	16,900	85,525
Siam Commercial Bank PCL (For. Reg.)	135,900	687,744
Siam Makro PCL (For. Reg.)	8,100	200,690
Thai Oil PCL (For. Reg.)	61,000	118,806
True Corp. PCL (For. Reg.) (a)	383,400	96,095
TOTAL THAILAND		7,943,806
Turkey - 0.4%
Akbank T.A.S.	150,619	578,840
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,703	257,946
Arcelik A/S	18,237	121,520
Bim Birlesik Magazalar A/S JSC	19,578	450,022
Coca-Cola Icecek A/S	5,062	142,503
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	51,404	70,895
Enka Insaat ve Sanayi A/S	33,213	91,956
Eregli Demir ve Celik Fabrikalari T.A.S.	103,678	103,359
Ford Otomotiv Sanayi A/S	5,405	77,336
Haci Omer Sabanci Holding A/S	70,475	351,656
Koc Holding A/S	64,507	284,558
Koza Altin Isletmeleri A/S	3,700	51,029
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	11,204	$ 70,316
Tofas Turk Otomobil Fabrikasi A/S	9,000	59,738
Tupras Turkiye Petrol Rafinelleri A/S	9,710	207,647
Turk Hava Yollari AO	44,974	189,565
Turk Sise ve Cam Fabrikalari A/S	35,934	51,601
Turk Telekomunikasyon A/S	35,968	129,681
Turkcell Iletisim Hizmet A/S (a)	61,620	357,381
Turkiye Garanti Bankasi A/S	187,759	735,150
Turkiye Halk Bankasi A/S	50,372	378,580
Turkiye Is Bankasi A/S Series C	128,315	340,680
Turkiye Vakiflar Bankasi TAO	61,798	135,027
Yapi ve Kredi Bankasi A/S	70,481	153,635
TOTAL TURKEY		5,390,621
United Kingdom - 14.5%
3I Group PLC	76,192	444,388
Aberdeen Asset Management PLC	81,013	473,615
Admiral Group PLC	15,707	335,237
Aggreko PLC	22,023	596,344
AMEC PLC	25,454	417,035
Anglo American PLC (United Kingdom)	116,645	2,498,443
Antofagasta PLC	33,953	455,562
ARM Holdings PLC	116,016	1,556,735
Associated British Foods PLC	29,996	887,075
AstraZeneca PLC (United Kingdom)	103,516	5,250,926
Aviva PLC	245,121	1,383,071
Babcock International Group PLC	29,381	525,176
BAE Systems PLC	270,646	1,835,861
Barclays PLC	1,014,045	4,430,347
BG Group PLC	282,599	5,100,808
BHP Billiton PLC	176,452	5,050,843
BP PLC	1,590,458	10,988,200
British American Tobacco PLC (United Kingdom)	160,102	8,540,930
British Land Co. PLC	75,949	690,336
British Sky Broadcasting Group PLC	89,343	1,125,360
BT Group PLC	654,816	3,388,138
Bunzl PLC	27,509	589,639
Burberry Group PLC	37,368	869,745
Capita Group PLC	54,999	872,649
Capital Shopping Centres Group PLC	53,087	271,833
Carnival PLC	15,157	583,455
Centrica PLC	430,973	2,563,465
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	86,105	$ 376,719
Compass Group PLC	152,735	2,086,486
Croda International PLC	11,510	439,316
Diageo PLC	208,257	6,526,531
Direct Line Insurance Group PLC	65,101	224,611
easyJet PLC	14,484	311,117
Fresnillo PLC	14,386	225,194
G4S PLC (United Kingdom)	123,710	423,248
GKN PLC	130,428	694,646
GlaxoSmithKline PLC	407,173	10,416,966
Hammerson PLC	61,798	497,784
Hargreaves Lansdown PLC	17,000	253,570
HSBC Holdings PLC (United Kingdom)	1,533,044	17,405,341
ICAP PLC	48,046	297,330
IMI PLC	27,485	573,655
Imperial Tobacco Group PLC	81,491	2,734,738
Inmarsat PLC	34,996	363,879
InterContinental Hotel Group PLC	21,525	624,606
Intertek Group PLC	12,934	595,194
Invensys PLC	55,040	415,550
Investec PLC	44,208	295,436
ITV PLC	299,777	768,876
J Sainsbury PLC	100,191	599,908
Johnson Matthey PLC	16,966	731,700
Kingfisher PLC	197,526	1,194,434
Land Securities Group PLC	66,490	959,894
Legal & General Group PLC	483,335	1,418,342
Lloyds Banking Group PLC (a)	3,791,405	3,947,485
London Stock Exchange Group PLC	14,798	354,330
Marks & Spencer Group PLC	132,341	969,374
Meggitt PLC	67,691	563,788
Melrose PLC	162,537	697,272
National Grid PLC	304,564	3,639,946
Next PLC	13,504	1,025,094
Old Mutual PLC	408,497	1,206,809
Pearson PLC	66,939	1,374,307
Persimmon PLC	25,659	482,457
Prudential PLC	212,360	3,771,472
Reckitt Benckiser Group PLC	53,591	3,814,569
Reed Elsevier PLC	96,001	1,239,893
Rexam PLC	65,156	487,465
Rio Tinto PLC	106,059	4,772,685
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rolls-Royce Group PLC	156,323	$ 2,794,225
Royal & Sun Alliance Insurance Group PLC	299,447	569,417
Royal Bank of Scotland Group PLC (a)	174,640	843,336
Royal Dutch Shell PLC:
Class A (Netherlands)	91,598	3,126,626
Class A (United Kingdom)	221,985	7,574,390
Class B (United Kingdom)	217,338	7,687,332
SABMiller PLC	79,478	3,893,775
Sage Group PLC	91,354	487,098
Schroders PLC	8,896	332,236
Scottish & Southern Energy PLC	79,819	1,912,438
Segro PLC	64,284	303,938
Serco Group PLC	42,119	401,741
Severn Trent PLC	19,138	516,186
Smith & Nephew PLC	73,899	880,483
Smiths Group PLC	33,260	700,765
Standard Chartered PLC (United Kingdom)	200,362	4,646,687
Standard Life PLC	196,064	1,131,309
Tate & Lyle PLC	39,206	500,397
Tesco PLC	668,371	3,734,557
The Weir Group PLC	17,201	562,329
Travis Perkins PLC	20,082	519,957
TUI Travel PLC	38,849	225,877
Tullow Oil PLC	76,072	1,201,221
Unilever PLC	106,363	4,319,239
United Utilities Group PLC	55,807	612,528
Vedanta Resources PLC	7,779	137,627
Vodafone Group PLC	4,062,087	12,166,260
Whitbread PLC	15,304	751,983
William Hill PLC	73,434	543,476
WM Morrison Supermarkets PLC	179,710	790,353
TOTAL UNITED KINGDOM		205,395,019
United States of America - 0.0%
Southern Copper Corp.	14,752	384,585
TOTAL COMMON STOCKS (Cost $1,263,785,791)		1,362,203,406
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	7,300	$ 72,157
Banco Bradesco SA (PN)	138,279	1,678,974
Banco do Estado Rio Grande do Sul SA	12,800	85,507
Bradespar Sa (PN)	17,300	169,864
Braskem SA (PN-A)	16,400	126,378
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,800	86,798
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	7,501	332,709
Companhia de Bebidas das Americas (AmBev) (PN)	43,806	1,651,546
Companhia Energetica de Minas Gerais (CEMIG) (PN)	37,158	339,762
Companhia Energetica de Sao Paulo Series A	15,900	140,018
Companhia Paranaense de Energia-Copel (PN-B)	6,600	80,889
Gerdau SA (PN)	56,550	361,656
Itau Unibanco Holding SA	157,990	2,018,028
Itausa-Investimentos Itau SA (PN)	233,484	856,625
Klabin SA (PN) (non-vtg.)	41,000	199,128
Lojas Americanas SA (PN)	31,625	220,551
Marcopolo SA (PN)	21,000	119,206
Metalurgica Gerdau SA (PN)	23,600	188,585
Oi SA (PN)	49,303	90,551
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	265,440	1,895,377
Suzano Papel e Celulose SA	20,000	68,205
Telefonica Brasil SA	18,540	392,604
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	36,200	138,209
Vale SA (PN-A)	125,600	1,549,802
TOTAL BRAZIL		12,863,129
Chile - 0.0%
Embotelladora Andina SA Class B	22,000	115,598
Sociedad Quimica y Minera de Chile SA (PN-B)	8,185	235,746
TOTAL CHILE		351,344
Colombia - 0.1%
Banco Davivienda SA	9,645	117,486
BanColombia SA (PN)	27,203	390,511
Grupo Aval Acciones y Valores SA	108,033	78,113
Grupo de Inversiones Suramerica SA	8,380	167,534
Inversiones Argos SA	9,012	97,790
TOTAL COLOMBIA		851,434
France - 0.0%
Air Liquide SA	3,733	495,527
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,210	$ 320,084
FUCHS PETROLUB AG	2,767	207,576
Henkel AG & Co. KGaA	14,861	1,455,887
Porsche Automobil Holding SE (Germany)	12,878	1,097,149
ProSiebenSat.1 Media AG (e)	8,948	367,119
RWE AG (non-vtg.) (e)	3,046	91,500
Volkswagen AG	12,262	2,914,273
TOTAL GERMANY		6,453,588
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	506,118	266,700
Korea (South) - 0.1%
Hyundai Motor Co.	2,156	192,825
Hyundai Motor Co. Series 2	3,391	321,386
LG Chemical Ltd.	624	70,802
Samsung Electronics Co. Ltd.	1,599	1,162,572
TOTAL KOREA (SOUTH)		1,747,585
Russia - 0.1%
AK Transneft OAO (a)	108	259,539
Sberbank (Savings Bank of the Russian Federation)	74,675	169,189
Surgutneftegaz JSC	472,517	310,821
TOTAL RUSSIA		739,549
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,029,553)		23,768,856
Nonconvertible Bonds - 0.0%
	Principal Amount (d)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (h) (Cost $253)	$ 11,184	934
U.S. Government and Government Agency Obligations - 0.1%

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 8/15/13 to 12/26/13 (g) (Cost $1,499,569)	1,500,000	1,499,754
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,130,108	$ 43,130,108
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,690,489	35,690,489
TOTAL MONEY MARKET FUNDS (Cost $78,820,597)		78,820,597
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,370,135,763)		1,466,293,547
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(47,983,440)
NET ASSETS - 100%		$ 1,418,310,107
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
271 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 23,350,715	$ 1,307,243
162 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	7,604,280	288,538
18 TME S&P/TSX 60 Index Contracts	Sept. 2013	2,499,426	99,611
TOTAL EQUITY INDEX CONTRACTS		$ 33,454,421	$ 1,695,392

The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,857 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,499,754.
(h) Principal amount shown represents units
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,987
Fidelity Securities Lending Cash Central Fund	799,834
Total	$ 830,821
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 147,637,241	$ 117,627,011	$ 30,010,230	$ -
Consumer Staples	146,438,982	96,529,334	49,909,648	-
Energy	130,255,218	75,928,133	54,327,085	-
Financials	369,344,901	285,047,559	84,296,568	774
Health Care	109,198,870	57,186,166	52,012,704	-
Industrials	151,842,348	135,908,893	15,877,567	55,888
Information Technology	86,162,407	55,545,030	29,724,105	893,272
Materials	118,844,224	91,884,710	26,959,514	-
Telecommunication Services	78,117,645	42,218,027	35,899,618	-
Utilities	48,130,426	43,236,243	4,894,183	-
Corporate Bonds	934	-	934	-
U.S. Government and Government Agency Obligations	1,499,754	-	1,499,754	-
Money Market Funds	78,820,597	78,820,597	-	-
Total Investments in Securities:	$ 1,466,293,547	$ 1,079,931,703	$ 385,411,910	$ 949,934
Derivative Instruments:
Assets
Futures Contracts	$ 1,695,392	$ 1,695,392	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,425,377
Level 2 to Level 1	$ 209,968
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,370,176,047. Net unrealized appreciation aggregated $96,117,500, of which $201,692,341 related to appreciated investment securities and $105,574,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

July 31, 2013

1.929352.101

EMX-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
Bermuda - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	184,000	$ 219,929
China Foods Ltd.	52,000	20,450
China Gas Holdings Ltd.	192,000	217,113
China Resources Gas Group Ltd.	46,000	114,947
China Yurun Food Group Ltd. (a)	84,000	58,812
CITIC Resources Holdings Ltd. (a)	112,000	15,308
Cosco Pacific Ltd.	116,567	163,827
Credicorp Ltd.	1,241	147,679
Credicorp Ltd. (NY Shares)	2,317	275,236
GOME Electrical Appliances Holdings Ltd. (a)	704,000	70,803
Haier Electronics Group Co. Ltd.	55,000	99,141
Hopson Development Holdings Ltd. (a)	36,000	42,101
Kunlun Energy Co. Ltd.	190,000	279,772
Nine Dragons Paper (Holdings) Ltd.	110,000	69,640
Shenzhen International Holdings Ltd.	642,500	82,843
Sinofert Holdings Ltd.	98,000	15,290
TOTAL BERMUDA		1,892,891
Brazil - 7.1%
AES Tiete SA	3,800	35,063
All America Latina Logistica SA	29,800	115,211
Banco Bradesco SA	51,980	704,049
Banco do Brasil SA	77,800	773,106
Banco Santander SA (Brasil):
rights (a)	187,298	821
unit	65,300	389,565
BB Seguridade Participacoes SA	39,800	321,701
BM&F Bovespa SA	128,900	694,970
BR Malls Participacoes SA	28,900	256,146
BR Properties SA	13,500	111,842
Brasil Foods SA	59,500	1,267,539
BTG Pactual Participations Ltd. unit	17,000	205,370
CCR SA	59,500	466,851
Centrais Eletricas Brasileiras SA (Electrobras)	16,000	32,121
Cetip SA - Mercados Organizado	14,803	149,240
Cia.Hering SA	9,500	127,425
Cielo SA	24,664	608,019
Companhia de Bebidas das Americas (AmBev)	15,300	576,697
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,800	233,862
Companhia Energetica de Minas Gerais (CEMIG)	5,580	50,924
Companhia Siderurgica Nacional SA (CSN)	49,600	142,842
Common Stocks - continued
	Shares	Value
Brazil - continued
Cosan SA Industria e Comercio	7,300	$ 138,426
CPFL Energia SA	19,300	178,589
Cyrela Brazil Realty SA	19,000	135,670
Drogasil SA	16,600	140,434
Duratex SA	16,170	92,568
Ecorodovias Infraestrutura e Logistica SA	11,400	80,203
Embraer SA	46,800	397,975
Energias do Brasil SA	14,900	77,134
Fibria Celulose SA (a)	15,000	167,006
Gerdau SA	10,700	58,721
Guararapes Confeccoes SA	500	18,680
Hypermarcas SA	26,600	192,503
Itau Unibanco Holding SA	19,800	249,610
JBS SA	49,300	137,656
Light SA	3,800	29,483
Localiza Rent A Car SA	9,590	136,619
Lojas Americanas SA	8,546	52,257
Lojas Renner SA	8,300	219,747
M. Dias Branco SA	3,000	121,639
MMX Mineracao e Metalicos SA (a)	18,000	13,019
MPX Mineracao e Energia SA (a)	10,500	31,988
MPX Mineracao e Energia SA rights 8/8/13 (a)	2,251	454
MRV Engenharia e Participacoes SA	18,800	53,482
Multiplan Empreendimentos Imobiliarios SA	5,100	112,581
Multiplus SA	3,000	40,594
Natura Cosmeticos SA	11,400	229,614
Obrascon Huarte Lain Brasil SA	9,400	89,330
OGX Petroleo e Gas Participacoes SA (a)	87,400	25,285
Oi SA	22,000	43,299
PDG Realty SA Empreendimentos e Participacoes	81,700	65,894
Petroleo Brasileiro SA - Petrobras (ON)	260,700	1,757,541
Porto Seguro SA	6,100	68,718
Souza Cruz SA	26,500	319,206
Sul America SA unit	7,928	47,470
TIM Participacoes SA	55,200	205,184
Totvs SA	6,900	108,883
Tractebel Energia SA	14,700	234,545
Ultrapar Participacoes SA	25,600	607,640
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	12,400	47,668
Vale SA	84,100	1,143,526
Weg SA	14,000	171,828
TOTAL BRAZIL		15,306,033
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.2%
Agile Property Holdings Ltd.	80,000	$ 84,068
Anta Sports Products Ltd.	63,000	71,159
Belle International Holdings Ltd.	350,000	505,441
Bosideng International Holdings Ltd.	204,000	42,349
China Dongxiang Group Co. Ltd.	143,000	25,445
China Resources Cement Holdings Ltd.	118,000	63,902
China Resources Land Ltd.	124,000	340,554
China State Construction International Holdings Ltd.	106,000	168,931
China Zhongwang Holdings Ltd. (a)	72,000	20,610
Country Garden Holdings Co. Ltd.	247,000	139,494
ENN Energy Holdings Ltd.	50,000	276,897
Evergrande Real Estate Group Ltd.	342,000	135,819
GCL-Poly Energy Holdings Ltd.	602,000	153,690
Geely Automobile Holdings Ltd.	300,000	125,329
Golden Eagle Retail Group Ltd. (H Shares)	40,000	58,796
Greentown China Holdings Ltd.	54,000	107,226
Hengan International Group Co. Ltd.	49,000	538,295
Kingboard Chemical Holdings Ltd.	48,500	106,685
Kingboard Laminates Holdings Ltd.	48,500	19,386
KWG Property Holding Ltd.	85,500	49,058
Lee & Man Paper Manufacturing Ltd.	100,000	65,114
Li Ning Co. Ltd. (a)	74,000	45,799
Longfor Properties Co. Ltd.	74,500	113,927
MStar Semiconductor, Inc.	18,000	142,524
Renhe Commercial Holdings Co. Ltd. (a)	764,000	45,314
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	13,817
Shenzhou International Group Holdings Ltd.	29,000	82,076
Shimao Property Holdings Ltd.	93,500	196,992
SOHO China Ltd.	93,000	76,145
Tencent Holdings Ltd.	62,400	2,830,512
TPK Holding Co. Ltd.	16,775	197,139
Zhongsheng Group Holdings Ltd. Class H	41,000	42,503
TOTAL CAYMAN ISLANDS		6,884,996
Chile - 1.8%
AES Gener SA	165,585	107,952
Aguas Andinas SA	193,638	135,662
Banco de Chile	2,404,296	342,970
Banco de Credito e Inversiones	2,867	156,504
Banco Santander Chile	4,164,820	233,022
CAP SA	5,566	99,643
Cencosud SA	74,414	338,147
Common Stocks - continued
	Shares	Value
Chile - continued
Colbun SA	486,907	$ 125,553
Compania Cervecerias Unidas SA	8,656	116,991
Compania de Petroleos de Chile SA (COPEC)	25,121	326,082
CorpBanca SA	10,908,194	108,265
Empresa Nacional de Electricidad SA	232,491	306,761
Empresa Nacional de Electricidad SA sponsored ADR	203	8,063
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,408	122,397
Empresas CMPC SA	98,116	286,414
Enersis SA	1,299,860	391,716
Enersis SA sponsored ADR	300	4,560
LATAM Airlines Group SA	19,243	259,182
LATAM Airlines Group SA sponsored ADR	189	2,542
SACI Falabella	32,989	337,048
Sociedad Matriz Banco de Chile Class B	333,616	116,293
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,865
TOTAL CHILE		3,930,632
China - 11.8%
Agricultural Bank of China Ltd. (H Shares)	1,571,000	636,049
Air China Ltd. (H Shares)	124,000	83,939
Aluminum Corp. of China Ltd. (H Shares) (a)	248,000	76,277
Angang Steel Co. Ltd. (H Shares) (a)	70,000	38,811
Anhui Conch Cement Co. Ltd. (H Shares)	80,500	238,212
Anhui Expressway Co. Ltd. (H Shares)	20,000	9,000
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	12,541
Bank Communications Co. Ltd. (H Shares)	541,000	352,268
Bank of China Ltd. (H Shares)	5,126,000	2,148,061
BBMG Corp. (H Shares)	73,000	45,933
Beijing Capital International Airport Co. Ltd. (H Shares)	92,000	57,058
Beijing North Star Co. Ltd. (H Shares)	26,000	5,766
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,971
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,730
BYD Co. Ltd. (H Shares) (a)	40,000	156,532
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	102,000	73,124
China BlueChemical Ltd. (H Shares)	110,000	50,776
China CITIC Bank Corp. Ltd. (H Shares)	509,000	235,612
China Coal Energy Co. Ltd. (H Shares)	308,000	164,413
China Communications Construction Co. Ltd. (H Shares)	301,000	230,147
China Communications Services Corp. Ltd. (H Shares)	176,000	114,374
China Construction Bank Corp. (H Shares)	4,905,000	3,661,864
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	77,982
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	82,000	$ 25,164
China Galaxy Securities Co. Ltd.	64,000	37,547
China International Marine Containers (Group) Ltd. (H Shares)	36,500	59,299
China Life Insurance Co. Ltd. (H Shares)	508,000	1,218,537
China Longyuan Power Grid Corp. Ltd. (H Shares)	164,000	172,763
China Merchants Bank Co. Ltd. (H Shares)	261,500	439,677
China Merchants Property Development Co. Ltd. (B Shares)	6,900	20,543
China Minsheng Banking Corp. Ltd. (H Shares)	339,000	342,689
China Molybdenum Co. Ltd. (H Shares)	83,000	31,571
China National Building Materials Co. Ltd. (H Shares)	200,000	180,515
China National Materials Co. Ltd. (H Shares)	68,000	13,941
China Oilfield Services Ltd. (H Shares)	106,000	238,635
China Pacific Insurance Group Co. Ltd. (H Shares)	148,600	497,211
China Petroleum & Chemical Corp. (H Shares)	1,739,000	1,291,606
China Railway Construction Corp. Ltd. (H Shares)	130,000	132,253
China Railway Group Ltd. (H Shares)	269,000	144,635
China Shenhua Energy Co. Ltd. (H Shares)	234,000	675,847
China Shipping Container Lines Co. Ltd. (H Shares) (a)	236,000	57,208
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	35,737
China Southern Airlines Ltd. (H Shares)	98,000	36,265
China Telecom Corp. Ltd. (H Shares)	1,092,000	542,325
China Vanke Co. Ltd. (B Shares)	91,600	166,533
Chongqing Changan Automobile Co. Ltd. (B Shares)	51,400	58,189
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	208,000	85,017
CITIC Securities Co. Ltd. (H Shares)	61,000	114,676
CSG Holding Co. Ltd. (B Shares)	43,200	33,365
CSR Corp. Ltd. (H Shares)	117,000	77,994
Datang International Power Generation Co. Ltd. (H Shares)	188,000	84,842
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,320
Dongfang Electric Corp. Ltd. (H Shares)	29,600	41,143
Dongfeng Motor Group Co. Ltd. (H Shares)	198,000	265,511
Double Coin Holdings Ltd. (B Shares)	19,000	13,148
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,102
Great Wall Motor Co. Ltd. (H Shares)	69,000	322,064
Guangdong Electric Power Development Co. Ltd.	33,400	18,777
Guangshen Railway Co. Ltd. (H Shares)	86,000	38,145
Guangzhou Automobile Group Co. Ltd. (H Shares)	148,000	143,695
Guangzhou Pharmaceutical Ltd. (H Shares) (a)	14,000	53,613
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	107,606
Guangzhou Shipyard International Ltd. (H Shares)	8,000	6,643
Haitong Securities Co. Ltd. (H Shares) (a)	94,800	122,112
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	27,062
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	$ 5,626
Huadian Power International Corp. Ltd. (H Shares)	96,000	44,561
Huaneng Power International, Inc. (H Shares)	206,000	214,818
Industrial & Commercial Bank of China Ltd. (H Shares)	4,898,000	3,220,873
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	21,400	18,618
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	86,162	196,708
Jiangling Motors Corp. Ltd. (B Shares)	3,500	9,003
Jiangsu Expressway Co. Ltd. (H Shares)	90,000	93,532
Jiangxi Copper Co. Ltd. (H Shares)	101,000	170,339
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,059
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	9,856
Maanshan Iron & Steel Ltd. (H Shares) (a)	84,000	19,929
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	38,332
New China Life Insurance Co. Ltd. (H Shares)	32,900	88,448
People's Insurance Co. of China Group	265,000	118,908
PetroChina Co. Ltd. (H Shares)	1,434,000	1,675,088
PICC Property & Casualty Co. Ltd. (H Shares)	204,008	227,272
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	131,000	847,929
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	16,192
(H Shares)	11,500	4,404
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	120,000	113,415
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	14,751
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	72,691
Shanghai Friendship Group, Inc. (B Shares)	13,200	13,504
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	20,675
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	11,097
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	30
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	16,200
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	43,824
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,100	89,583
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	15,964
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	7,432
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	31,385
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	7,012
Shenzhen Expressway Co. (H Shares)	52,000	17,500
Sichuan Expressway Co. Ltd. (H Shares)	64,000	15,679
Sinopec Engineering Group Co. Ltd. (c)	79,500	104,762
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	142,000	43,759
Common Stocks - continued
	Shares	Value
China - continued
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	68,000	$ 18,763
Sinopharm Group Co. Ltd. (H Shares)	66,800	182,598
Sinotrans Ltd. (H Shares)	105,000	19,766
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	5,506
Travelsky Technology Ltd. (H Shares)	79,000	61,626
Tsingtao Brewery Co. Ltd. (H Shares)	26,000	198,631
Weichai Power Co. Ltd. (H Shares)	35,800	118,632
Weifu High-Technology Co. Ltd. (B Shares)	9,150	21,921
Wumart Stores, Inc. (H Shares)	38,000	71,045
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	22,323
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	14,520	52,852
Yanzhou Coal Mining Co. Ltd. (H Shares)	136,000	93,272
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	37,547
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	90,069
Zhejiang Southeast Electric Power Co. Ltd. (B Shares) (a)	43,800	34,033
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	29,000	76,841
Zijin Mining Group Co. Ltd. (H Shares)	402,000	86,044
ZTE Corp. (H Shares)	44,000	76,476
TOTAL CHINA		25,420,668
Colombia - 0.9%
Almacenes Exito SA	15,054	247,411
BanColombia SA sponsored ADR	76	4,366
Cementos Argos SA	26,924	122,915
Cemex Latam Holdings SA	12,352	99,742
Corp. Financiera Colombiana SA	6,799	132,768
Corp. Financiera Colombiana SA (RFD) (a)	124	2,399
Ecopetrol SA	335,558	767,723
Grupo de Inversiones Suramerica SA	16,173	319,064
Interconexion Electrica SA ESP	23,958	101,661
Isagen SA	60,469	86,806
TOTAL COLOMBIA		1,884,855
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	10,781	256,471
Komercni Banka A/S	1,024	199,501
Telefonica Czech Rep A/S	6,984	104,520
TOTAL CZECH REPUBLIC		560,492
Egypt - 0.3%
Alexandria Mineral Oils Co.	966	9,591
Commercial International Bank Ltd.	40,256	203,871
Commercial International Bank Ltd. sponsored GDR	1,510	7,381
Common Stocks - continued
	Shares	Value
Egypt - continued
EFG-Hermes Holding SAE (a)	23,102	$ 28,845
Egyptian Kuwaiti Holding	40,326	30,245
El Ezz Steel Rebars SAE (a)	19,233	28,850
Elsewedy Electric Co.	5,895	18,106
Orascom Construction Industries SAE (a)	5,254	180,530
Orascom Construction Industries SAE GDR (a)	209	7,106
Orascom Telecom Holding SAE (a)	181,431	115,340
Sidi Kerir Petrochemcials Co.	6,102	12,989
Talaat Moustafa Group Holding (a)	73,921	49,950
Telecom Egypt SAE	24,222	46,368
TOTAL EGYPT		739,172
Hong Kong - 4.4%
Beijing Enterprises Holdings Ltd.	31,500	210,593
China Agri-Industries Holdings Ltd.	131,630	61,100
China Everbright Ltd.	64,000	90,608
China Insurance International Holdings Co. Ltd. (a)	57,200	79,506
China Merchant Holdings International Co. Ltd.	80,260	250,955
China Mobile Ltd.	341,000	3,627,545
China Mobile Ltd. sponsored ADR	2,600	137,592
China Overseas Land and Investment Ltd.	278,000	801,137
China Resources Enterprise Ltd.	80,000	247,047
China Resources Power Holdings Co. Ltd.	128,000	298,066
China Unicom Ltd.	302,000	444,404
CITIC Pacific Ltd.	94,000	102,053
CNOOC Ltd.	1,055,000	1,906,732
CNOOC Ltd. sponsored ADR	400	71,936
Far East Horizon Ltd.	96,000	62,510
Fosun International Ltd.	82,500	62,548
Franshion Properties China Ltd.	268,000	85,698
Guangdong Investment Ltd.	154,000	124,700
Lenovo Group Ltd.	404,000	368,286
Poly (Hong Kong) Investments Ltd.	137,000	74,368
Shanghai Industrial Holdings Ltd.	33,000	102,545
Shenzhen Investment Ltd.	125,586	46,312
Sino-Ocean Land Holdings Ltd.	213,722	109,402
Sinotruk Hong Kong Ltd.	38,500	19,062
Yuexiu Property Co. Ltd.	372,000	94,012
TOTAL HONG KONG		9,478,717
Hungary - 0.4%
Magyar Telekom PLC	26,184	35,959
Common Stocks - continued
	Shares	Value
Hungary - continued
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,117	$ 234,116
OTP Bank PLC	17,285	347,997
Richter Gedeon PLC	9,390	144,394
TOTAL HUNGARY		762,466
India - 8.3%
ABB Ltd. India	3,605	29,611
ACC Ltd.	2,847	54,903
Adani Enterprises Ltd. (a)	16,077	46,232
Adani Power Ltd. (a)	34,712	19,993
Aditya Birla Nuvo Ltd.	2,185	41,838
Ambuja Cements Ltd.	41,774	114,981
Ashok Leyland Ltd.	42,573	9,479
Asian Paints India Ltd.	19,390	161,735
Axis Bank Ltd.	15,365	261,209
Bajaj Auto Ltd.	4,650	147,836
Bajaj Holdings & Investment Ltd.	1,341	18,028
Bank of Baroda	5,267	48,606
Bank of India	9,191	27,895
Bharat Electronics Ltd.	1,025	18,583
Bharat Forge Ltd.	4,960	16,611
Bharat Heavy Electricals Ltd.	40,818	106,178
Bharat Petroleum Corp. Ltd.	10,342	55,020
Bharti Airtel Ltd.	80,940	458,201
Bharti Infratel Ltd.	8,286	20,261
Cadila Healthcare Ltd.	3,522	42,602
Cairn India Ltd.	31,059	150,638
Canara Bank (a)	5,495	24,732
Castrol India Ltd.	7,149	37,005
Cipla Ltd.	22,881	150,510
Coal India Ltd.	42,269	195,561
Colgate-Palmolive (India)	2,272	51,369
Container Corp. of India Ltd.	1,646	26,868
Corporation Bank Ltd.	1,500	7,061
Crompton Greaves Ltd.	7,074	9,788
Cummins India Ltd.	6,447	45,342
Dabur India Ltd.	31,410	83,306
Divi's Laboratories Ltd.	2,389	36,772
DLF Ltd.	30,222	74,394
Dr. Reddy's Laboratories Ltd.	5,591	208,689
Essar Oil Ltd. (a)	6,300	5,332
Exide Industries Ltd. (a)	19,744	39,939
Common Stocks - continued
	Shares	Value
India - continued
GAIL India Ltd.	20,571	$ 101,816
GlaxoSmithKline Pharmaceuticals Ltd.	1,215	47,281
Glenmark Pharmaceuticals Ltd. (a)	6,540	61,966
GMR Infrastructure Ltd. (a)	52,429	11,071
Godrej Consumer Products Ltd.	8,011	104,997
Godrej Industries Ltd.	5,701	24,606
Grasim Industries Ltd.	1,387	61,004
Great Eastern Shipping Co. Ltd.	5,278	19,115
HCL Technologies Ltd.	13,875	213,762
HDFC Bank Ltd.	79,045	792,345
Hero Motocorp Ltd.	5,401	161,475
Hindalco Industries Ltd.	54,853	81,214
Hindustan Petroleum Corp. Ltd.	7,939	27,611
Hindustan Unilever Ltd.	44,427	447,190
Hindustan Zinc Ltd. (a)	23,297	38,914
Housing Development Finance Corp. Ltd.	77,615	1,020,901
ICICI Bank Ltd.	38,660	577,374
IDBI Bank Ltd. (a)	15,445	16,522
Idea Cellular Ltd. (a)	53,222	147,759
Indiabulls Housing Finance Ltd.	10,818	37,295
Indian Oil Corp. Ltd. (a)	22,299	75,081
IndusInd Bank Ltd.	17,339	110,393
Infosys Ltd.	32,218	1,581,226
Infrastructure Development Finance Co. Ltd.	76,241	137,185
ITC Ltd.	128,704	722,671
Jaiprakash Associates Ltd.	69,022	41,001
Jindal Steel & Power Ltd. (a)	26,744	87,806
JSW Energy Ltd.	23,781	16,296
JSW Steel Ltd. (a)	7,226	67,196
Kotak Mahindra Bank Ltd.	17,610	188,775
Larsen & Toubro Ltd.	14,850	206,724
Lupin Ltd.	9,980	142,865
Mahindra & Mahindra Ltd.	20,114	301,239
Mangalore Refinery & Petrochemicals Ltd.	8,733	4,671
Maruti Suzuki India Ltd.	4,667	101,943
Mphasis BFL Ltd.	5,748	37,862
Mundra Port and SEZ Ltd.	35,118	72,279
Nestle India Ltd.	1,529	133,001
NHPC Ltd.	120,110	32,764
NMDC Ltd.	57,456	92,432
NTPC Ltd.	132,812	285,244
Oil & Natural Gas Corp. Ltd.	140,073	669,119
Common Stocks - continued
	Shares	Value
India - continued
Oil India Ltd.	8,229	$ 69,937
Oracle Finance Services Software Ltd. (a)	1,271	61,795
Oriental Bank of Commerce	2,372	6,047
Piramal Enterprises Ltd.	4,992	45,593
Power Finance Corp. Ltd.	18,918	33,605
Power Grid Corp. of India Ltd.	80,143	133,144
Punjab National Bank	3,212	31,422
Ranbaxy Laboratories Ltd. (a)	7,695	36,227
Reliance Capital Ltd.	7,438	41,935
Reliance Communication Ltd. (a)	41,328	94,806
Reliance Industries Ltd.	107,873	1,545,816
Reliance Infrastructure Ltd. (a)	8,257	46,336
Reliance Power Ltd. (a)	34,053	40,849
Rural Electrification Corp. Ltd.	23,864	62,155
Sesa Goa Ltd.	26,174	54,989
Shree Cement Ltd.	538	38,499
Shriram Transport Finance Co. Ltd.	8,405	87,344
Siemens India Ltd.	5,534	46,546
Smithkline Beecham Consumer Healthcare Ltd.	600	46,063
State Bank of India	9,002	252,716
Steel Authority of India Ltd.	65,345	44,777
Sterlite Industries (India) Ltd.	59,908	73,874
Sun Pharmaceutical Industries Ltd.	50,968	473,457
Sun TV Ltd.	4,188	27,862
Tata Chemicals Ltd.	9,032	38,336
Tata Communications Ltd. (a)	3,618	8,761
Tata Consultancy Services Ltd.	31,984	954,185
Tata Motors Ltd.	62,720	299,336
Tata Power Co. Ltd.	59,110	85,525
Tata Steel Ltd.	18,238	64,644
Tech Mahindra Ltd. (a)	5,617	115,035
Titan Industries Ltd.	14,520	62,847
Torrent Power Ltd.	4,760	5,816
Ultratech Cemco Ltd.	4,455	134,455
Union Bank of India	10,272	22,467
Unitech Ltd. (a)	91,245	24,665
United Breweries Ltd. (a)	4,669	52,954
United Spirits Ltd. (a)	5,713	223,882
Wipro Ltd.	32,911	233,660
Wockhardt Ltd. (a)	1,800	13,855
Common Stocks - continued
	Shares	Value
India - continued
Yes Bank Ltd.	12,843	$ 68,378
Zee Entertainment Enterprises Ltd. (a)	31,800	129,123
TOTAL INDIA		17,882,817
Indonesia - 3.1%
PT Adaro Energy Tbk	780,500	53,160
PT Aneka Tambang Tbk	213,000	24,041
PT Astra Agro Lestari Tbk	22,000	33,286
PT Astra International Tbk	1,372,000	867,721
PT Bank Central Asia Tbk	837,000	846,977
PT Bank Danamon Indonesia Tbk Series A	212,500	107,517
PT Bank Mandiri (Persero) Tbk	642,000	555,953
PT Bank Negara Indonesia (Persero) Tbk	494,000	205,483
PT Bank Rakyat Indonesia Tbk	736,500	591,207
PT Bumi Resources Tbk	1,449,000	71,904
PT Charoen Pokphand Indonesia Tbk	492,500	206,057
PT Global Mediacom Tbk	252,000	56,395
PT Gudang Garam Tbk	38,500	158,645
PT Indo Tambangraya Megah Tbk	24,000	56,512
PT Indocement Tunggal Prakarsa Tbk	88,500	179,540
PT Indofood Sukses Makmur Tbk	293,000	185,308
PT Indofood Sukses Makmur Tbk	77,500	84,456
PT Indosat Tbk	101,000	49,137
PT International Nickel Indonesia Tbk	149,000	25,661
PT Jasa Marga Tbk	147,000	76,522
PT Kalbe Farma Tbk	1,386,500	192,916
PT Media Nusantara Citra Tbk	185,000	55,802
PT Perusahaan Gas Negara Tbk Series B	730,500	419,358
PT Semen Gresik (Persero) Tbk	197,500	292,095
PT Tambang Batubbara Bukit Asam Tbk	55,000	53,247
PT Telkomunikasi Indonesia Tbk Series B	688,000	795,940
PT Unilever Indonesia Tbk	77,000	238,249
PT United Tractors Tbk	102,500	167,551
PT XL Axiata Tbk	123,000	53,856
TOTAL INDONESIA		6,704,496
Luxembourg - 0.1%
Brait SA	26,820	113,908
Malaysia - 4.7%
AirAsia Bhd	127,900	124,492
AMMB Holdings Bhd	116,900	281,943
Astro Malaysia Holdings Bhd	104,600	96,658
Common Stocks - continued
	Shares	Value
Malaysia - continued
Axiata Group Bhd	339,600	$ 710,268
Berjaya Sports Toto Bhd	55,382	71,307
British American Tobacco (Malaysia) Bhd	9,400	177,490
Bumi Armada Bhd	96,600	117,533
Bumiputra-Commerce Holdings Bhd	331,500	803,605
DiGi.com Bhd	257,100	368,247
Felda Global Ventures Holdings Bhd	123,800	167,787
Gamuda Bhd	132,800	194,711
Genting Bhd	152,600	462,054
Genting Malaysia Bhd	197,900	253,585
Hong Leong Bank Bhd	37,000	157,277
Hong Leong Credit Bhd	14,100	60,717
IHH Healthcare Bhd	179,600	221,284
IJM Corp. Bhd	82,500	147,135
IOI Corp. Bhd	255,400	429,535
Kuala Lumpur Kepong Bhd	35,400	231,166
Lafarge Malaysia Bhd	28,500	90,772
Malayan Banking Bhd	292,611	924,746
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	29,316
Malaysian Plantations Bhd	74,300	122,670
Maxis Bhd	179,100	392,238
MMC Corp. Bhd	56,700	46,981
Parkson Holdings Bhd	35,000	38,811
Petronas Chemicals Group Bhd	198,100	403,949
Petronas Dagangan Bhd	19,800	163,450
Petronas Gas Bhd	54,400	349,206
PPB Group Bhd	39,700	182,205
Public Bank Bhd (For. Reg.)	71,400	379,598
RHB Capital Bhd	44,460	112,982
SapuraKencana Petroleum Bhd (a)	242,700	288,564
Sime Darby Bhd	215,100	628,107
SP Setia Bhd	43,100	44,341
Telekom Malaysia Bhd	70,400	114,279
Tenaga Nasional Bhd	92,400	253,022
UEM Land Holdings Bhd	101,000	83,376
UMW Holdings Bhd	46,000	196,384
YTL Corp. Bhd	357,686	183,994
YTL Power International Bhd	218,500	109,031
TOTAL MALAYSIA		10,214,816
Mexico - 5.7%
Alfa SA de CV Series A	194,500	499,317
Common Stocks - continued
	Shares	Value
Mexico - continued
Alpek SA de CV	23,100	$ 52,303
America Movil S.A.B. de CV Series L	2,200,500	2,315,454
CEMEX SA de CV unit	772,208	889,934
Coca-Cola FEMSA S.A.B. de CV Series L	28,400	401,139
Embotelladoras Arca S.A.B. de CC	17,900	134,060
Fomento Economico Mexicano S.A.B. de CV unit	147,000	1,466,001
Grupo Aeroportuario del Sureste SA de CV Series B	15,000	177,894
Grupo Bimbo S.A.B. de CV Series A	128,400	434,274
Grupo Carso SA de CV Series A1	31,900	158,816
Grupo Elektra SA de CV	2,465	89,331
Grupo Financiero Banorte S.A.B. de CV Series O	151,700	963,806
Grupo Financiero Inbursa S.A.B. de CV Series O	140,800	330,153
Grupo Financiero Santander Mexico S.A.B. de CV	99,500	288,542
Grupo Mexico SA de CV Series B	266,607	821,357
Grupo Sanborns SA de CV	26,000	60,192
Grupo Televisa SA de CV	176,900	956,606
Industrias CH SA de CV (a)	12,700	81,483
Industrias Penoles SA de CV	8,610	270,614
Kimberly-Clark de Mexico SA de CV Series A	57,400	188,746
Mexichem S.A.B. de CV	74,027	346,409
Minera Frisco S.A.B. de CV (a)	37,500	82,324
OHL Mexico S.A.B. de CV (a)	42,000	111,274
Organizacion Soriana S.A.B. de CV Series B	16,600	55,638
Wal-Mart de Mexico SA de CV Series V	386,100	1,056,483
TOTAL MEXICO		12,232,150
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	8,677	45,450
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	47,071
MCB Bank Ltd.	47,301	126,711
National Bank of Pakistan	21,662	12,417
Oil & Gas Development Co. Ltd.	42,617	103,068
Pakistan Petroleum Ltd.	24,761	60,100
TOTAL PAKISTAN		349,367
Peru - 0.1%
Compania de Minas Buenaventura SA	2,874	41,527
Compania de Minas Buenaventura SA sponsored ADR	11,338	162,133
Volcan Compania Minera Saa Class B	138,780	58,073
TOTAL PERU		261,733
Common Stocks - continued
	Shares	Value
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	148,610	$ 172,039
Aboitiz Power Corp.	118,400	95,238
Alliance Global Group, Inc.	273,800	165,414
Ayala Corp.	13,590	188,759
Ayala Land, Inc.	376,000	260,474
Bank of the Philippine Islands (BPI)	95,520	206,868
BDO Unibank, Inc.	95,962	178,893
Bloomberry Resorts Corp. (a)	125,600	34,399
DMCI Holdings, Inc.	60,310	73,843
Globe Telecom, Inc.	2,150	80,903
International Container Terminal Services, Inc.	54,160	114,303
Jollibee Food Corp.	27,930	99,635
Manila Electric Co.	11,140	73,480
Metropolitan Bank & Trust Co.	57,300	140,052
Philippine Long Distance Telephone Co.	5,905	412,260
PNOC Energy Development Corp.	397,900	55,312
San Miguel Corp.	63,550	125,784
SM Investments Corp.	21,287	465,423
SM Prime Holdings, Inc.	464,800	188,059
Universal Robina Corp.	58,220	166,553
TOTAL PHILIPPINES		3,297,691
Poland - 1.6%
Bank Handlowy w Warszawie SA	2,196	66,371
Bank Polska Kasa Opieki SA	8,994	461,491
BRE Bank SA	829	111,996
ENEA SA	8,211	34,733
Getin Noble Bank SA (a)	79,636	51,077
ING Bank Slaski SA (a)	2,178	67,496
Jastrzebska Spolka Weglowa SA	3,195	66,975
KGHM Polska Miedz SA (Bearer)	9,335	324,193
Polish Oil & Gas Co. SA	117,130	227,209
Polska Grupa Energetyczna SA	48,639	230,245
Polski Koncern Naftowy Orlen SA	22,223	302,105
Powszechna Kasa Oszczednosci Bank SA	59,196	688,972
Powszechny Zaklad Ubezpieczen SA	3,862	548,089
Synthos SA	29,076	40,027
Tauron Polska Energia SA	71,767	98,797
Telekomunikacja Polska SA	44,797	106,519
TOTAL POLAND		3,426,295
Common Stocks - continued
	Shares	Value
Russia - 6.6%
Aeroflot - Russian Airlines (a)	29,070	$ 50,588
E.ON Russia JSC	991,149	80,584
Federal Grid Co. of Unified Energy System (a)	14,977,090	50,609
Gazprom OAO sponsored ADR (Reg. S)	386,003	2,991,523
Inter Rao Ues JSC (a)	143,378,553	53,853
LSR Group OJSC GDR (Reg. S)	12,289	51,982
LUKOIL Oil Co. sponsored ADR (United Kingdom)	39,942	2,356,578
Magnit OJSC GDR (Reg. S)	19,022	1,095,667
Magnitogorsk Iron & Steel Works OJSC unit	5,263	16,252
Mechel Steel Group OAO sponsored ADR	5,222	14,830
Megafon OJSC GDR	5,913	187,738
Mobile TeleSystems OJSC sponsored ADR	35,152	685,112
Mosenergo AO (a)	640,658	21,882
Norilsk Nickel OJSC ADR	32,375	434,149
NOVATEK OAO GDR (Reg. S)	4,546	528,700
Novolipetsk Steel OJSC GDR (Reg. S)	6,455	93,856
Pharmstandard OJSC unit (a)	3,506	48,558
PhosAgro OJSC GDR (Reg. S)	1,964	18,521
Raspadskaya OAO (a)	10,877	10,566
Rosneft Oil Co. OJSC GDR (Reg. S)	79,415	562,258
Rostelecom sponsored ADR	14,240	289,926
RusHydro JSC sponsored ADR	76,115	129,015
Russian Grids OAO (a)	1,086,306	35,890
Sberbank (Savings Bank of the Russian Federation)	39,030	112,751
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	173,909	2,005,171
Severstal JSC GDR (Reg. S)	11,027	83,088
Sistema JSFC sponsored GDR	9,700	213,400
Surgutneftegaz JSC sponsored ADR	47,804	378,130
Tatneft OAO sponsored ADR	16,674	614,103
TMK OAO GDR (Reg. S)	4,011	54,149
Uralkali OJSC GDR (Reg. S)	18,171	394,311
VTB Bank JSC sponsored GDR (Reg. S)	177,115	500,527
TOTAL RUSSIA		14,164,267
South Africa - 8.9%
Absa Group Ltd.	21,340	309,214
Acucap Properties Ltd.	10,604	47,294
Adcock Ingram Holdings Ltd.	9,838	67,541
Aeci Ltd.	7,753	91,758
African Bank Investments Ltd.	46,972	69,276
African Rainbow Minerals Ltd.	5,881	96,869
Common Stocks - continued
	Shares	Value
South Africa - continued
Anglo Platinum Ltd. (a)	4,214	$ 149,676
AngloGold Ashanti Ltd.	25,564	335,437
ArcelorMittal South Africa Ltd. (a)	10,394	35,231
Aspen Pharmacare Holdings Ltd.	20,546	455,842
Assore Ltd.	2,210	74,820
Aveng Ltd.	23,386	69,431
AVI Ltd.	20,412	118,845
Barloworld Ltd.	14,222	118,225
Bidvest Group Ltd.	18,444	456,150
Capital Property Fund	85,366	90,164
Capitec Bank Holdings Ltd.	4,053	74,002
Clicks Group Ltd.	16,677	97,031
Coronation Fund Managers Ltd.	18,466	122,957
DataTec Ltd.	13,305	76,346
Discovery Ltd.	19,369	175,225
Exxaro Resources Ltd.	9,627	149,018
FirstRand Ltd.	200,097	601,579
Foschini Ltd.	12,336	125,792
Fountainhead Property Trust	73,417	57,227
Gold Fields Ltd.	49,622	297,331
Grindrod Ltd.	27,333	63,474
Growthpoint Properties Ltd.	115,709	291,574
Harmony Gold Mining Co. Ltd.	25,564	93,933
Hyprop Investments Ltd.	14,012	106,381
Illovo Sugar Ltd.	15,028	49,492
Impala Platinum Holdings Ltd.	34,850	342,654
Imperial Holdings Ltd.	11,532	240,693
Investec Ltd.	15,731	106,021
JD Group Ltd.	5,268	16,206
JSE Ltd.	6,039	49,344
Kumba Iron Ore Ltd.	4,090	181,572
Lewis Group Ltd.	6,083	35,898
Liberty Holdings Ltd.	6,650	82,641
Life Healthcare Group Holdings Ltd.	60,938	222,368
Massmart Holdings Ltd.	7,083	120,258
Mediclinic International Ltd.	27,051	189,169
MMI Holdings Ltd.	67,397	146,879
Mondi Ltd.	7,796	115,018
Mr Price Group Ltd.	15,277	199,296
MTN Group Ltd.	113,967	2,140,022
Murray & Roberts Holdings Ltd. (a)	24,137	58,180
Nampak Ltd.	41,114	132,942
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	26,558	$ 2,223,329
Nedbank Group Ltd.	13,057	235,252
Netcare Ltd.	96,433	228,730
Northam Platinum Ltd. (a)	15,626	57,290
Omnia Holdings Ltd.	3,684	65,722
Palabora Mining Co. Ltd. (a)	376	4,364
Pick 'n Pay Holdings Ltd.	14,542	25,795
Pick 'n Pay Stores Ltd.	14,700	56,294
Pretoria Portland Cement Co. Ltd.	32,453	95,397
Remgro Ltd.	33,169	635,441
Reunert Ltd.	11,021	74,836
RMB Holdings Ltd.	48,876	201,142
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	10,944
Sanlam Ltd.	129,277	622,831
Santam Ltd.	2,201	41,276
Sappi Ltd. (a)	37,904	101,239
Sasol Ltd.	37,219	1,710,010
Shoprite Holdings Ltd.	29,755	503,261
Sibanye Gold Ltd. (a)	44,092	33,922
Spar Group Ltd.	11,415	132,796
Standard Bank Group Ltd.	82,229	921,102
Steinhoff International Holdings Ltd.	122,202	324,534
Sun International Ltd.	6,772	67,202
Telkom SA Ltd. (a)	18,572	36,483
Tiger Brands Ltd.	10,455	326,404
Tongaat Hulett Ltd.	5,046	64,446
Truworths International Ltd.	30,647	259,795
Vodacom Group Ltd.	21,493	254,265
Wilson Bayly Holmes-Ovcon Ltd.	3,352	53,038
Woolworths Holdings Ltd.	48,158	328,327
TOTAL SOUTH AFRICA		19,041,763
Taiwan - 12.8%
Acer, Inc. (a)	178,000	131,445
Advanced Semiconductor Engineering, Inc.	420,940	345,013
Advantech Co. Ltd.	22,000	106,351
Asia Cement Corp.	147,740	185,445
ASUSTeK Computer, Inc.	48,000	419,270
AU Optronics Corp. (a)	581,000	209,212
Capital Securities Corp.	156,195	52,074
Catcher Technology Co. Ltd.	46,000	199,367
Cathay Financial Holding Co. Ltd.	470,250	683,544
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cathay Financial Holding Co. Ltd. rights 9/2/13 (a)	12,451	$ 3,155
Cathay Real Estate Development Co. Ltd.	58,000	41,477
Chang Hwa Commercial Bank	224,440	128,700
Cheng Shin Rubber Industry Co. Ltd.	110,380	365,787
Cheng Uei Precision Industries Co. Ltd.	32,109	65,085
Chicony Electronics Co. Ltd.	36,269	86,818
China Airlines Ltd. (a)	144,043	53,305
China Development Finance Holding Corp.	942,800	267,171
China Motor Co. Ltd.	47,000	39,643
China Steel Corp.	821,023	678,826
Chinatrust Financial Holding Co. Ltd.	833,360	550,109
Chunghwa Telecom Co. Ltd.	260,000	830,969
Compal Communications, Inc.	15,000	21,354
Compal Electronics, Inc.	282,000	195,553
Delta Electronics, Inc.	139,000	674,262
E.SUN Financial Holdings Co. Ltd.	304,150	202,800
Epistar Corp.	58,000	96,683
Eternal Chemical Co. Ltd.	47,000	37,920
EVA Airways Corp. (a)	101,900	56,734
Evergreen Marine Corp. (Taiwan) (a)	102,000	57,130
Far Eastern International Bank	140,776	58,666
Far Eastern Textile Ltd.	250,730	282,954
Far EasTone Telecommunications Co. Ltd.	106,000	269,992
Feng Hsin Iron & Steel Co.	37,000	65,254
First Financial Holding Co. Ltd.	450,180	279,158
Formosa Chemicals & Fibre Corp.	300,760	748,015
Formosa Petrochemical Corp.	126,000	328,075
Formosa Plastics Corp.	335,520	843,414
Formosa Taffeta Co. Ltd.	81,000	75,883
Foxconn Technology Co. Ltd.	63,450	157,594
Fubon Financial Holding Co. Ltd.	463,334	650,320
Giant Manufacturing Co. Ltd.	19,000	143,791
Hon Hai Precision Industry Co. Ltd. (Foxconn)	701,300	1,819,008
Hotai Motor Co. Ltd.	28,000	309,918
HTC Corp.	50,000	265,878
Hua Nan Financial Holdings Co. Ltd.	458,205	266,567
Innolux Corp. (a)	484,698	214,919
Inventec Corp.	204,865	154,357
Largan Precision Co. Ltd.	7,000	242,707
LITE-ON IT Corp.	21,069	23,004
LITE-ON Technology Corp.	139,405	237,028
Macronix International Co. Ltd.	228,101	54,905
Common Stocks - continued
	Shares	Value
Taiwan - continued
MediaTek, Inc.	86,000	$ 1,032,172
Mega Financial Holding Co. Ltd.	524,575	438,093
Nan Ya Plastics Corp.	386,000	810,735
Nan Ya Printed Circuit Board Corp.	12,000	15,003
Novatek Microelectronics Corp.	34,000	150,192
Oriental Union Chemical Corp.	44,300	43,347
Pegatron Corp. (a)	106,000	156,553
Pou Chen Corp.	88,000	90,068
President Chain Store Corp.	37,000	275,696
President Securities Corp.	53,500	31,035
Quanta Computer, Inc.	128,000	297,863
Realtek Semiconductor Corp.	29,110	69,682
Shin Kong Financial Holding Co. Ltd. (a)	443,224	149,982
Siliconware Precision Industries Co. Ltd.	198,000	229,393
Sinopac Holdings Co.	464,089	233,630
Synnex Technology International Corp.	88,000	110,605
Taishin Financial Holdings Co. Ltd.	436,148	202,843
Taiwan Business Bank	226,200	68,776
Taiwan Cement Corp.	215,000	262,702
Taiwan Cooperative Financial Holding Co. Ltd.	389,078	222,460
Taiwan Fertilizer Co. Ltd.	50,000	122,187
Taiwan Glass Industry Corp.	96,475	90,541
Taiwan Mobile Co. Ltd.	114,900	417,540
Taiwan Secom Co.	18,000	40,567
Taiwan Semiconductor Manufacturing Co. Ltd.	1,572,000	5,344,354
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	183,384
TECO Electric & Machinery Co. Ltd.	119,000	129,732
Ton Yi Industrial Corp.	55,000	48,225
Transcend Information, Inc.	17,000	49,308
U-Ming Marine Transport Corp.	30,000	45,408
Unified-President Enterprises Corp.	282,340	576,070
Unimicron Technology Corp.	86,000	78,990
United Microelectronics Corp.	815,000	364,432
Vanguard International Semiconductor Corp.	53,000	53,009
Walsin Lihwa Corp. (a)	198,000	57,958
Wan Hai Lines Ltd.	80,000	42,807
Waterland Financial Holdings Co. Ltd.	130,189	43,621
Wistron Corp.	147,700	140,831
Yageo Corp. (a)	128,000	42,887
Yang Ming Marine Transport Corp. (a)	101,900	43,315
Yuanta Financial Holding Co. Ltd.	642,570	335,263
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yuen Foong Yu Paper Manufacturing Co.	89,000	$ 43,469
Yulon Motor Co. Ltd.	65,000	104,884
TOTAL TAIWAN		27,566,221
Thailand - 3.0%
Advanced Info Service PCL (For. Reg.)	80,900	736,159
Airports of Thailand PCL (For. Reg.)	28,300	160,837
Bangkok Bank PCL (For. Reg.)	31,500	210,201
Bangkok Dusit Medical Service PCL (For. Reg.)	12,300	57,534
Bank of Ayudhya PCL (For. Reg.)	190,700	226,806
Banpu PCL (For. Reg.)	7,400	54,579
BEC World PCL (For. Reg.)	65,500	128,616
Berli Jucker PCL	34,800	48,056
Big C Supercenter PCL	2,000	12,388
Big C Supercenter PCL (For. Reg.)	14,900	92,292
C.P. ALL PCL (For. Reg.)	292,200	326,533
Central Pattana PCL (For. Reg.)	89,000	122,190
Charoen Pokphand Foods PCL (For. Reg.)	206,600	184,700
Delta Electronics PCL (For. Reg.)	46,000	65,725
Electricity Generating PCL (For. Reg.)	17,200	74,687
Glow Energy PCL (For. Reg.)	31,300	68,456
Indorama Ventures PCL (For. Reg.)	85,300	48,478
IRPC Public Co. Ltd. (For. Reg.)	651,700	66,169
Kasikornbank PCL (For. Reg.)	79,900	477,053
Krung Thai Bank PCL (For. Reg.)	231,470	130,812
Land & House PCL	162,400	52,370
Land & House PCL (For. Reg.)	37,600	12,125
PTT Exploration and Production PCL (For. Reg.)	94,839	472,378
PTT Global Chemical PCL (For. Reg.)	109,839	231,462
PTT PCL (For. Reg.)	58,100	614,020
Ratchaburi Electric Generating Holding PCL	4,600	7,490
Ratchaburi Electric Generating Holding PCL (For. Reg.)	15,700	25,565
Shin Corp. PLC	96,000	266,667
Siam Cement PCL (For. Reg.)	20,600	302,554
Siam City Cement PCL (For. Reg.)	4,900	66,960
Siam Commercial Bank PCL (For. Reg.)	106,500	538,961
Siam Makro PCL (For. Reg.)	3,100	76,807
Thai Airways International PCL (For. Reg.)	42,500	30,803
Thai Oil PCL (For. Reg.)	54,500	106,146
Thai Union Frozen Products PCL (For. Reg.)	30,180	54,203
TMB PCL (For. Reg.)	1,446,200	108,049
Common Stocks - continued
	Shares	Value
Thailand - continued
Total Access Communication PCL	15,300	$ 57,399
Total Access Communication PCL (For. Reg.)	31,900	119,676
TOTAL THAILAND		6,435,906
Turkey - 2.0%
Akbank T.A.S.	112,759	433,341
Anadolu Efes Biracilik Ve Malt Sanayii A/S	13,056	180,064
Arcelik A/S	16,694	111,239
Aselsan A/S	5,128	23,310
Bim Birlesik Magazalar A/S JSC	14,925	343,068
Coca-Cola Icecek A/S	4,390	123,585
Dogan Sirketler Grubu Holding A/S (a)	45,858	22,503
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	43,104	59,448
Enka Insaat ve Sanayi A/S	48,932	135,476
Eregli Demir ve Celik Fabrikalari T.A.S.	70,930	70,712
Ford Otomotiv Sanayi A/S	4,944	70,740
Haci Omer Sabanci Holding A/S	54,400	271,445
Koc Holding A/S	39,811	175,617
Koza Altin Isletmeleri A/S	3,489	48,119
Tofas Turk Otomobil Fabrikasi A/S	8,931	59,280
Tupras Turkiye Petrol Rafinelleri A/S	8,163	174,565
Turk Hava Yollari AO	41,922	176,701
Turk Sise ve Cam Fabrikalari A/S	35,446	50,900
Turk Telekomunikasyon A/S	35,083	126,491
Turkcell Iletisim Hizmet A/S (a)	52,628	305,230
Turkiye Garanti Bankasi A/S	144,037	563,961
Turkiye Halk Bankasi A/S	43,349	325,798
Turkiye Is Bankasi A/S Series C	90,035	239,045
Turkiye Vakiflar Bankasi TAO	70,155	153,287
Yapi ve Kredi Bankasi A/S	58,312	127,109
TOTAL TURKEY		4,371,034
United Arab Emirates - 0.5%
Air Arabia PJSC (a)	166,255	62,917
Aldar Properties PJSC	208,622	152,789
Arabtec Holding Co. (a)	136,797	84,171
Dana Gas PJSC (a)	171,247	29,373
DP World Ltd.	11,424	181,642
Dubai Financial Market PJSC (a)	93,412	50,864
Dubai Islamic Bank Pakistan Ltd. (a)	29,428	28,683
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties PJSC	202,482	$ 329,109
First Gulf Bank PJSC	51,017	229,181
TOTAL UNITED ARAB EMIRATES		1,148,729
TOTAL COMMON STOCKS (Cost $201,316,074)		194,117,565
Nonconvertible Preferred Stocks - 6.6%

Brazil - 6.1%
AES Tiete SA (PN) (non-vtg.)	6,500	64,249
Banco Bradesco SA (PN)	139,240	1,690,643
Bradespar Sa (PN)	16,000	157,100
Braskem SA (PN-A)	10,100	77,830
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	16,800	61,269
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	9,600	425,811
Companhia de Bebidas das Americas (AmBev) (PN)	49,000	1,847,367
Companhia de Gas de Sao Paulo	1,000	24,437
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,700	25,261
Companhia Energetica de Minas Gerais (CEMIG) (PN)	36,373	332,584
Companhia Energetica de Sao Paulo Series A	12,500	110,077
Companhia Paranaense de Energia-Copel (PN-B)	6,900	84,566
Gerdau SA (PN)	56,100	358,778
Itau Unibanco Holding SA	167,910	2,144,738
Itausa-Investimentos Itau SA (PN)	193,162	708,688
Klabin SA (PN) (non-vtg.)	31,000	150,560
Lojas Americanas SA (PN)	28,096	195,940
Metalurgica Gerdau SA (PN)	19,400	155,023
Oi SA (PN)	62,700	115,157
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	285,900	2,041,472
Telefonica Brasil SA	20,800	440,462
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	23,500	89,721
Vale SA (PN-A)	145,400	1,794,118
TOTAL BRAZIL		13,095,851
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	91,806
Sociedad Quimica y Minera de Chile SA (PN-B)	6,015	173,245
TOTAL CHILE		265,051
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.3%
BanColombia SA (PN)	22,913	$ 328,926
Grupo Aval Acciones y Valores SA	110,052	79,573
Grupo de Inversiones Suramerica SA	5,941	118,773
Inversiones Argos SA	8,621	93,547
TOTAL COLOMBIA		620,819
Russia - 0.1%
AK Transneft OAO (a)	104	249,926
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,419,637)		14,231,647
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% 9/19/13 (d) (Cost $499,970)	$ 500,000	499,982
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $4,087,292)	4,087,292	4,087,292
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $223,322,973)		212,936,486
NET OTHER ASSETS (LIABILITIES) - 1.1%		2,334,464
NET ASSETS - 100%		$ 215,270,950
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	$ 7,087,940	$ 309,426
The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,762 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $429,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,421
Fidelity Securities Lending Cash Central Fund	135
Total	$ 8,556
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,564,760	$ 13,163,481	$ 401,279	$ -
Consumer Staples	20,035,160	20,035,160	-	-
Energy	28,246,747	21,570,039	6,676,708	-
Financials	61,093,108	58,469,454	2,622,833	821
Health Care	3,527,362	3,318,673	208,689	-
Industrials	12,277,455	12,270,023	-	7,432
Information Technology	22,067,023	13,759,733	8,307,290	-
Materials	20,419,529	19,575,606	843,923	-
Telecommunication Services	19,160,884	12,193,450	6,967,434	-
Utilities	7,957,184	7,742,366	214,818	-
Government Obligations	499,982	-	499,982	-
Money Market Funds	4,087,292	4,087,292	-	-
Total Investments in Securities:	$ 212,936,486	$ 186,185,277	$ 26,742,956	$ 8,253
Derivative Instruments:
Assets
Futures Contracts	$ 309,426	$ 309,426	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $224,418,838. Net unrealized depreciation aggregated $11,482,352, of which $14,125,862 related to appreciated investment securities and $25,608,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013